[LOGO OMITTED]
TURNER FUNDS

--------------------------------------------------------------------------------
                                                                      PROSPECTUS
--------------------------------------------------------------------------------

                                                                JANUARY 31, 2003
                                                                AS AMENDED
                                                                AND SUPPLEMENTED
                                                                APRIL 15, 2003


GROWTH FUNDS
------------
Turner Disciplined Large Cap Growth Fund
Turner Large Cap Growth Opportunities Fund
Turner Midcap Growth Fund
Turner Small Cap Growth Fund
Turner Micro Cap Growth Fund


VALUE FUNDS
-----------
Turner Large Cap Value Fund
Turner Core Value Fund
Turner Small Cap Value Fund
Turner Small Cap Value Opportunities Fund


CORE FUNDS
----------
Turner Small Cap Equity Fund


SECTOR/SPECIALTY FUNDS
----------------------
Turner Technology Fund
Turner Concentrated Growth Fund
Turner New Enterprise Fund
Turner Financial Services Fund
Turner Healthcare & Biotechnology Fund
Turner Tax Managed U.S. Equity Fund
Turner Strategic Value and High Income Fund


FIXED INCOME FUNDS
------------------
Turner Core Fixed Income Fund
Turner Total Return Fixed Income Fund
Turner High Yield Fund
Turner Ultra Short Duration Fixed Income Fund
Turner Short Duration Fixed Income Fund





                              INVESTMENT ADVISERS:
                        Turner Investment Partners, Inc.
                        Turner Investment Management, LLC
         (Small Cap Value Opportunities and Small Cap Equity Funds only)

                             INVESTMENT SUB-ADVISER:
                         Clover Capital Management, Inc.
             (Large Cap Value, Core Value and Small Cap Value Funds
                        and Core Fixed Income Fund only)

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus.
            Any representation to the contrary is a criminal offense.

PROSPECTUS

-------------------------
ABOUT THIS PROSPECTUS
-------------------------

Turner Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Class I and Class II Shares of the Turner Funds that you should know before investing. Please note that Class II Shares of the Turner Small Cap Value and Turner High Yield Funds currently are not being offered. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each Fund. For more detailed information about the Funds, please see:





2   Turner Disciplined Large Cap Growth Fund

4   Turner Large Cap Growth Opportunities Fund

6   Turner Midcap Growth Fund

8   Turner Small Cap Growth Fund

10  Turner Micro Cap Growth Fund

12  Turner Large Cap Value Fund

14  Turner Core Value Fund

16  Turner Small Cap Value Fund

18  Turner Small Cap Value Opportunities Fund

20  Turner Small Cap Equity Fund

22  Turner Technology Fund

24  Turner Concentrated Growth Fund

26  Turner New Enterprise Fund

28  Turner Financial Services Fund

30  Turner Healthcare & Biotechnology Fund

32  Turner Tax Managed U.S. Equity Fund

34  Turner Strategic Value and High Income Fund

36  Turner Core Fixed Income Fund

38  Turner Total Return Fixed Income Fund

40  Turner High Yield Fund

42  Turner Ultra Short Duration Fixed Income Fund

44  Turner Short Duration Fixed Income Fund

46  Investments and Portfolio Management

50  Purchasing, Selling and Exchanging Turner Funds

55  Dividends, Distributions and Taxes

56  Financial Highlights


To obtain more information about Turner Funds, please refer to the back cover of the Prospectus.

                                                                    PROSPECTUS 1

--------------------------------------------------------------------------------
                                                                    INTRODUCTION
--------------------------------------------------------------------------------


RISK/RETURN INFORMATION COMMON
TO THE FUNDS
Each Fund is a mutual fund. Generally, a mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Turner Investment Management, LLC ("TIM"), an affiliate of Turner Investment Partners, Inc., serves as the investment adviser for the Small Cap Equity and Small Cap Value Opportunities Funds, and Turner Investment Partners, Inc. ("Turner") serves as the investment adviser for each other Fund. Clover Capital Management, Inc. ("Clover") serves as the sub-adviser for the Large Cap Value Fund, Core Value Fund, Small Cap Value Fund and Core Fixed Income Fund. Each of TIM, Turner and Clover (an "adviser") invests Fund assets in a way that it believes will help the Funds achieve their objective. Still, investing in the Funds involves risk and there is no guarantee that a Fund will achieve its goal. An adviser's judgment about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an adviser does, you could lose money on your investment in the Funds. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. Some Funds are more exposed to a single segment or sector of the economy than others and the amount of exposure that a given Fund has to a specific segment or sector may have a large impact on its performance. The effect on a Fund's share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings across issuers, industries or sectors.


INITIAL PUBLIC OFFERINGS
Certain of the Funds have participated in the past and expect to participate in the future in initial public offerings ("IPOs"). Some successful IPOs have had a significant impact on the Funds' performance, especially on those Funds that have lower asset levels. There is no guarantee that there will be successful IPOs in the future, or that the Funds will continue to have access to successful IPOs. In addition, as Fund assets grow, the positive impact of successful IPOs on Fund performance tends to decrease.

2   PROSPECTUS


--------------------------------------------------------------------------------
TURNER DISCIPLINED LARGE CAP GROWTH FUND (FORMERLY TURNER SELECT GROWTH EQUITY
FUND)
--------------------------------------------------------------------------------


FUND SUMMARY

TICKER SYMBOL -- TSGEX
--------------------------------------------------------------------------------
CUSIP -- 87252R839
--------------------------------------------------------------------------------
FUND NUMBER -- 1245
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE -- Seeks long-term capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS -- Very large capitalization U.S. common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY -- Medium to high
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify very large capitalization U.S. companies with strong earnings growth potential
--------------------------------------------------------------------------------
INVESTOR PROFILE -- Investors seeking long-term growth of capital who can withstand the share price volatility of equity investing
--------------------------------------------------------------------------------



[GRAPHIC OF CHESS PIECE OMITTED]
PRINCIPAL STRATEGY
The Turner Disciplined Large Cap Growth Fund invests primarily (at least 80% of its net assets) in common stocks and other equity securities of U.S. companies with very large market capitalizations that Turner believes have strong earnings growth potential. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. Large cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell Top 200 Growth Index (the "Growth Index"), the Fund's current benchmark. The Fund may also purchase securities of smaller companies that offer growth potential. It is not expected that the Fund will own a substantial amount of securities that pay dividends.

The Fund will invest in securities of companies that are diversified across economic sectors and will attempt to maintain sector concentrations that approximate those of the Growth Index. Portfolio exposure is generally limited to 5% of assets in any single issuer, subject to exceptions for the most heavily weighted securities in the Growth Index.

Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential. Turner may also trim positions to adhere to capitalization or capacity constraints, to maintain sector neutrality or to adjust stock position size relative to the target index.



[GRAPIC OF SCALE OMITTED]
PRINCIPAL RISKS
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is subject to the risk that large capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole. The Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, it may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility.

In addition, because it focuses only on U.S. growth companies, the Fund generally will hold fewer stocks in larger percentage amounts than funds that are more broadly diversified and with a different focus. By investing in different sectors and capitalization ranges, Turner seeks to reduce the Fund's overall level of volatility. Ideally, when one sector or capitalization range is out of favor, the other ranges will offer a counterbalancing influence.

The Fund may buy and sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional tax liabilities.


[GRAPHIC OF BULLSEYE OMITTED]
PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year since the Fund's inception.(1)


[BAR CHART OMITTED]
PLOTS POINTS TO FOLLOW:

2001     -23.49%
2002     -31.61%

1 THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND
  COMMENCED OPERATIONS ON JUNE 14, 2000.

         BEST QUARTER            WORST QUARTER
            15.74%                  -22.64%
         (12/31/2001)            (03/31/2001)

                                                                    PROSPECTUS 3

--------------------------------------------------------------------------------
                                        TURNER DISCIPLINED LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2002, to those of the Russell Top 200 Growth Index and the Russell 1000 Growth Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

----------------------------------------------------------------
                                                SINCE INCEPTION
                                       1 YEAR      (6/14/00)
----------------------------------------------------------------
Turner Disciplined Large Cap Growth Fund - Class I Shares
  Before taxes on distributions        -31.61%      -32.20%
  After taxes on distributions         -31.61%      -32.20%
  After taxes on distributions and
     sale of shares                    -19.41%      -23.99%
----------------------------------------------------------------
Russell Top 200 Growth Index(1)        -27.98%      -29.23%(3)
----------------------------------------------------------------
Russell 1000 Growth Index(2)           -27.88%      -28.84%(3)
----------------------------------------------------------------
1  THE RUSSELL TOP 200 GROWTH INDEX IS A WIDELY-RECOGNIZED,
   CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATIONS) INDEX OF THE 200 LARGEST U.S. COMPANIES WITH HIGHER GROWTH RATES AND PRICE-TO-BOOK RATIOS.

2 THE RUSSELL 1000 GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES.

3  THE CALCULATION DATE FOR THE INDICES IS JUNE 30, 2000.


--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market price of a specific group of securities in a particular market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.


[GRAPHIC OF DOLLAR SIGN OMITTED]
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                               CLASS I SHARES
Investment Advisory Fees                           0.60%
Distribution (12b-1) Fees                          None
Total Other Expenses                               0.30%
                                                   -----
TOTAL ANNUAL FUND OPERATING EXPENSES               0.90%(1)

1 TURNER HAS VOLUNTARILY COMMITTED TO WAIVE FEES AND REIMBURSE EXPENSES TO KEEP THE FUND'S "TOTAL ANNUAL FUND OPERATING EXPENSES" FOR CLASS I SHARES FROM EXCEEDING 0.75%. TURNER MAY DISCONTINUE THIS ARRANGEMENT AT ANY TIME BUT HAS NO PRESENT INTENT TO DO SO.

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated under "Total Annual Fund Operating Expenses" and you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                                 1 YEAR        3 YEARS       5 YEARS     10 YEARS
------------------------------------------------------------------------------------------------------------------
Turner Disciplined Large Cap Growth Fund - Class I Shares         $92            $287          $498       $1,108
------------------------------------------------------------------------------------------------------------------

4   PROSPECTUS

--------------------------------------------------------------------------------
TURNER LARGE CAP GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------


FUND SUMMARY

TICKER SYMBOL -- TLCGX
--------------------------------------------------------------------------------
CUSIP -- 900297870
--------------------------------------------------------------------------------
FUND NUMBER -- 1314
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE -- Seeks capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS -- Very large capitalization U.S. common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY -- Medium to High
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify very large capitalization U.S. companies with strong earnings growth potential
--------------------------------------------------------------------------------
INVESTOR PROFILE -- Investors seeking long-term growth of capital who can withstand the share price volatility of equity investing
--------------------------------------------------------------------------------


[GRAPHIC OF CHESS PIECE OMITTED]
PRINCIPAL STRATEGY
The Turner Large Cap Growth Opportunities Fund invests primarily (at least 80% of its net assets) in common stocks and other equity securities of U.S. companies with very large market capitalizations that Turner believes have strong earnings growth potential. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. Large cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell Top 200 Growth Index (the "Growth Index"). The Fund may also purchase securities of other mid- to large-capitalization companies that Turner believes offer growth potential. It is not expected that the Fund will own a substantial amount of securities that pay dividends.

The Fund invests in securities of companies in a variety of economic sectors, and generally will not invest more than 50% of its assets in any one sector of the economy (for example, technology or industrial). It also will not invest more than 25% in any one industry or group of industries. Portfolio exposure is generally limited to 5% of assets in any single issuer, subject to exceptions for the most heavily weighted securities in the Growth Index.

Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential. Turner may also trim positions to adhere to capitalization or capacity constraints, to maintain sector neutrality or to adjust stock position size relative to the target index.


[GRAPHIC OF SCALE OMITTED]
PRINCIPAL RISKS
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. The Fund is also subject to the risk that its principal market segment, large capitalization growth stocks, may underperform compared to other market segments or to the equity markets as a whole. In addition, Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

Because the Fund focuses only on U.S. growth companies, it may hold fewer stocks in larger percentage amounts than funds that invest in a broader range of companies or have a less focused investment approach. The amount of exposure that the Fund has to this specific segment may have a large impact on its performance. By investing in different industry sectors, Turner seeks to reduce the Fund's overall level of volatility. Ideally, when one sector is out of favor, the other sectors will offer a counterbalancing influence.

The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, the Fund may be more susceptible to the risk that a single adverse economic or regulatory occurrence affecting one or more of these issuers would affect the Fund's performance. The Fund may, therefore, experience increased volatility.

The Fund may buy and sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional tax liabilities.


[GRAPHIC OF BULLSEYE OMITTED]
PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year since the Fund's inception.(1)


[BAR CHART OMITTED]
PLOTS POINTS TO FOLLOW:

1998      45.22%
1999      55.71%
2000     -24.12%
2001     -27.49%
2002     -32.55%

1 THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. FROM ITS INCEPTION ON JANUARY 31, 1997 UNTIL JUNE 8, 2000, THE FUND OPERATED AS THE TURNER LARGE CAP GROWTH EQUITY FUND, A PORTFOLIO OF THE TIP FUNDS (NOW, THE "TURNER FUNDS"). ON JUNE 9, 2000, THE TURNER LARGE CAP GROWTH EQUITY FUND BECAME THE MERCURY SELECT GROWTH FUND, WHICH WAS ADVISED BY FUND ASSET MANAGEMENT, L.P., AN AFFILIATE OF MERRILL LYNCH & CO., INC., WHILE TURNER CONTINUED TO PROVIDE DAY-TO-DAY INVESTMENT MANAGEMENT SERVICES TO THE FUND. ON AUGUST 19, 2002, THE MERCURY SELECT GROWTH FUND CONVERTED OVER TO THE TURNER LARGE CAP GROWTH OPPORTUNITIES FUND.

         BEST QUARTER            WORST QUARTER
            41.30%                  -27.31%
         (12/31/1999)            (12/31/2000)

                                                                    PROSPECTUS 5

--------------------------------------------------------------------------------
                                      TURNER LARGE CAP GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2002, to those of the Russell Top 200 Growth Index and the S&P 500 Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

------------------------------------------------------------------
                                                 SINCE INCEPTION
                                1 YEAR   5 YEARS    (01/31/97)
------------------------------------------------------------------
Turner Large Cap Growth
  Opportunities Fund
  Before taxes on distributions -32.55%   -3.45%        1.30%
  After taxes on distributions  -32.55%   -5.91%       -1.44%
  After taxes on distributions
    and sale of shares          -19.99%   -2.88%        0.65%
------------------------------------------------------------------
Russell Top 200 Growth Index(1) -27.98%   -4.05%        0.11%(3)
------------------------------------------------------------------
S&P 500 Index(2)                -22.10%   -0.58%        3.40%(3)
------------------------------------------------------------------
1  THE RUSSELL TOP 200 GROWTH INDEX IS A WIDELY-RECOGNIZED,
   CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATIONS) INDEX OF THE 200 LARGEST U.S. COMPANIES WITH HIGHER GROWTH RATES AND PRICE-TO-BOOK RATIOS.

2 THE S&P 500 INDEX IS AN UNMANAGED INDEX OF 500 COMPANIES OPERATING ACROSS A BROAD SPECTRUM OF THE U.S. ECONOMY, AND ITS PERFORMANCE IS WIDELY CONSIDERED REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE.

3  THE CALCULATION DATE FOR THE INDICES IS JANUARY 31, 1997.


--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market price of a specific group of securities in a particular market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.


[GRAPHIC OF DOLLAR SIGN OMITTED]
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                               CLASS I SHARES
Investment Advisory Fees                           0.75%
Distribution (12b-1) Fees                          None
Total Other Expenses1                              0.65%
                                                   -----
TOTAL ANNUAL FUND OPERATING EXPENSES               1.40%
Fee Waivers and Expense Reimbursements            (0.15)%
                                                   -----
NET TOTAL OPERATING EXPENSES                       1.25%(2)

1  OTHER EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

2 TURNER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND REIMBURSE FUND EXPENSES TO KEEP THE FUND'S "NET TOTAL OPERATING EXPENSES" OF THE CLASS I SHARES FROM EXCEEDING 1.25% THROUGH JANUARY 31, 2004. TURNER MAY DISCONTINUE THIS ARRANGEMENT AT ANY TIME AFTER JANUARY 31, 2004.

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated under "Total Annual Fund Operating Expenses" and you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                                1 YEAR         3 YEARS         5 YEARS       10 YEARS
----------------------------------------------------------------------------------------------------------------------
Turner Large Cap Growth Opportunities Fund - Class I Shares      $127           $428            $752          $1,667
----------------------------------------------------------------------------------------------------------------------

6   PROSPECTUS

--------------------------------------------------------------------------------
TURNER MIDCAP GROWTH FUND
--------------------------------------------------------------------------------


FUND SUMMARY

TICKER SYMBOL -- TMGFX - Class I
--------------------------------------------------------------------------------
TICKER SYMBOL -- TMIIX - Class II
--------------------------------------------------------------------------------
CUSIP -- 900297409 - Class I / 900297706 - Class II
--------------------------------------------------------------------------------
FUND NUMBER -- 899 - Class I / 1253 - Class II
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE -- Seeks capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS -- U.S. midcap common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY -- High
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify medium capitalization U.S. companies with strong earnings growth potential
--------------------------------------------------------------------------------
INVESTOR PROFILE -- Investors seeking long-term growth of capital who can withstand the share price volatility of growth-oriented equity investing
--------------------------------------------------------------------------------


[GRAPHIC OF CHESS PIECE OMITTED]
PRINCIPAL STRATEGY
The Turner Midcap Growth Fund invests primarily (at least 80% of its net assets) in common stocks and other equity securities of U.S. companies with medium market capitalizations that Turner believes have strong earnings growth potential. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. Midcap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell Midcap Growth Index ("Midcap Growth Index"). These securities may be traded over the counter or listed on an exchange. It is not expected that the Fund will own a substantial amount of securities that pay dividends.

The Fund invests in securities of companies that are diversified across economic sectors, and attempts to maintain sector concentrations that approximate those of the Midcap Growth Index. Portfolio exposure is generally limited to 5% of assets in any single issuer, subject to exceptions for the most heavily-weighted securities in the Midcap Growth Index.

Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential. Turner may also trim positions to adhere to capitalization or capacity constraints, to maintain sector neutrality or to adjust stock position size relative to the target index.


[GRAPHIC OF SCALE OMITTED]
PRINCIPAL RISKS
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is subject to the risk that medium capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole. The Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium capitalization stock prices may be more volatile than those of larger companies.

The Fund may buy and sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional tax liabilities.


[GRAPHIC OF BULLSEYE OMITTED]
PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The performance of Class I and Class II Shares will differ due to differences in expenses. This bar chart shows changes in the performance of the Fund's Class I Shares from year to year since the Fund's inception.(1)

[BAR CHART OMITTED]
PLOTS POINTS TO FOLLOW:

1997      40.56%
1998      26.52%
1999     125.45%
2000      -8.00%
2001     -28.38%
2002     -32.86%


1 THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS I SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1996.


         BEST QUARTER            WORST QUARTER
            54.63%                  -32.32%
         (12/31/1999)             (09/30/01)

                                                                    PROSPECTUS 7

--------------------------------------------------------------------------------
                                                       TURNER MIDCAP GROWTH FUND
--------------------------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2002, to those of the Russell Midcap Growth Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The after-tax figures shown are for Class I Shares only and will vary for Class II Shares. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

--------------------------------------------------------------------------------
                                1 YEAR   5 YEARS  SINCE INCEPTION
--------------------------------------------------------------------------------
Turner Midcap Growth
  Fund - Class I Shares
  Before taxes on distributions -32.86%    4.76%     10.18%(2)
  After taxes on distributions  -32.86%    3.40%      8.70%(2)
  After taxes on distributions
   and sale of shares           -20.18%    3.67%      8.13%(2)
--------------------------------------------------------------------------------
Russell Midcap Growth Index(1)  -27.41%   -1.82%      2.49%(3)
--------------------------------------------------------------------------------
Turner Midcap Growth Fund
  - Class II Shares             -33.14%     N/A      -12.40%(4)
--------------------------------------------------------------------------------
Russell Midcap Growth Index(1)  -27.41%     N/A      -6.26%(5)
--------------------------------------------------------------------------------
1 THE RUSSELL MIDCAP GROWTH INDEX IS A CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATIONS) INDEX OF THE 800 SMALLEST U.S. COMPANIES OUT OF THE 1,000 LARGEST COMPANIES WITH HIGHER GROWTH RATES AND PRICE-TO-BOOK RATIOS.

2  THE INCEPTION DATE FOR CLASS I SHARES IS OCTOBER 1, 1996.

3 THE CALCULATION DATE FOR THE INDEX WITH REGARD TO CLASS I SHARES IS OCTOBER 31, 1996.

4  THE INCEPTION DATE FOR CLASS II SHARES IS SEPTEMBER 24, 2001.

5 THE CALCULATION DATE FOR THE INDEX WITH REGARD TO CLASS II SHARES IS SEPTEMBER 30, 2001.


--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market price of a specific group of securities in a particular market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.


[GRAPHIC OF DOLLAR SIGN OMITTED]
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                           CLASS I SHARES        CLASS II SHARES
Investment Advisory Fees                       0.75%                  0.75%
Distribution (12b-1) Fees                      None                   0.25%
Total Other Expenses                           0.41%                  0.66%
                                              ------                  -----
   Shareholder Servicing Fee              None                   0.25%(1)
TOTAL ANNUAL FUND OPERATING EXPENSES           1.16%(2)               1.66%(2)

1 THE SHAREHOLDER SERVICING FEE IS INCLUDED AS PART OF THE FUND'S "TOTAL OTHER EXPENSES" AND IS PRESENTED HERE FOR INFORMATION PURPOSES ONLY.

2 TURNER HAS VOLUNTARILY COMMITTED TO WAIVE ADVISORY FEES AND REIMBURSE EXPENSES TO KEEP THE FUND'S "TOTAL ANNUAL FUND OPERATING EXPENSES", OF THE CLASS I AND CLASS II SHARES FROM EXCEEDING 1.25% AND 1.75%, RESPECTIVELY. TURNER MAY DISCONTINUE THIS ARRANGEMENT AT ANY TIME BUT HAS NO PRESENT INTENT TO DO SO.

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated under "Total Annual Fund Operating Expenses" and you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                      1 YEAR              3 YEARS            5 YEARS          10 YEARS
------------------------------------------------------------------------------------------------------------------------
Turner Midcap Growth Fund - Class I Shares             $118                $368               $638             $1,409
------------------------------------------------------------------------------------------------------------------------
Turner Midcap Growth Fund - Class II Shares            $169                $523               $902             $1,965
------------------------------------------------------------------------------------------------------------------------

8   PROSPECTUS

--------------------------------------------------------------------------------
TURNER SMALL CAP GROWTH FUND (CLOSED TO NEW INVESTORS)
--------------------------------------------------------------------------------


FUND SUMMARY

TICKER SYMBOL -- TSCEX
--------------------------------------------------------------------------------
CUSIP -- 900297300
--------------------------------------------------------------------------------
FUND NUMBER -- 897
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE -- Seeks capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS -- U.S. small cap common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY -- High
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify small capitalization companies with strong earnings growth potential
--------------------------------------------------------------------------------
INVESTOR PROFILE -- Investors seeking long-term growth of capital who can withstand the share price volatility of growth-oriented equity investing with a focus on small capitalization companies
--------------------------------------------------------------------------------


[GRAPHIC OF CHESS PIECE OMITTED]
PRINCIPAL STRATEGY
The Turner Small Cap Growth Fund invests primarily (at least 80% of its net assets) in common stocks and other equity securities of U.S. companies with small market capitalizations that Turner believes have strong earnings growth potential. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. Small cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell 2000 Growth Index ("2000 Growth Index"). These securities may be traded over the counter or listed on an exchange. It is not expected that the Fund will own a substantial amount of securities that pay dividends.

The Fund will invest in securities of companies that are diversified across economic sectors, and will attempt to maintain sector concentrations that approximate those of the 2000 Growth Index. Portfolio exposure is generally limited to 5% of assets in any single issuer subject to exceptions for the most heavily weighted securities in the 2000 Growth Index.

Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential. Turner may also trim positions to adhere to capitalization or capacity constraints, to maintain sector neutrality or to adjust stock position size relative to the target index.


[GRAPHIC OF SCALE OMITTED]
PRINCIPAL RISKS
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stock prices may be more volatile than those of larger companies.

The Fund is subject to the risk that small capitalization growth stocks may underperform other segments of the equity market, or the equity markets as a whole. The Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

The Fund may buy and sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional tax liabilities.


[GRAPHIC OF BULLSEYE OMITTED]
PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year since the Fund's inception.(1)


[BAR CHART OMITTED]
PLOTS POINTS TO FOLLOW:

1995      68.16%
1996      28.85%
1997      14.75%
1998       8.53%
1999      85.04%
2000     -14.38%
2001     -18.84%
2002     -33.03%


1 THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND COMMENCED OPERATIONS ON FEBRUARY 7, 1994.


         BEST QUARTER            WORST QUARTER
            44.57%                  -28.67%
         (12/31/1999)            (09/30/2001)

                                                                    PROSPECTUS 9

--------------------------------------------------------------------------------
                                                    TURNER SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2002, to those of the Russell 2000 Growth Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

--------------------------------------------------------------------------------
                                                  SINCE INCEPTION
                                 1 YEAR    5 YEARS    (2/7/94)
--------------------------------------------------------------------------------
Turner Small Cap Growth
  Fund - Class I Shares
  Before taxes on distributions  -33.03%   -1.35%      11.10%
  After taxes on distributions   -33.03%   -4.57%       8.62%
  After taxes on distributions
   and sale of shares            -20.28%   -1.34%       9.06%
--------------------------------------------------------------------------------
Russell 2000 Growth Index(1)     -30.26%   -6.59%       1.27%(2)
--------------------------------------------------------------------------------
1 THE RUSSELL 2000 GROWTH INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATIONS) INDEX OF THE 2,000 SMALLEST U.S. COMPANIES OUT OF THE 3,000 LARGEST U.S. COMPANIES WITH HIGHER GROWTH RATES AND PRICE-TO-BOOK RATIOS.

2  THE CALCULATION DATE FOR THE INDEX IS FEBRUARY 28, 1994.


--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.


[GRAPHIC OF DOLLAR SIGN OMITTED]
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                              CLASS I SHARES
Investment Advisory Fees                           1.00%
Distribution (12b-1) Fees                          None
Other Expenses                                     0.40%
                                                  -------
TOTAL ANNUAL FUND OPERATING EXPENSES               1.40%(1)

1 TURNER HAS VOLUNTARILY COMMITTED TO WAIVE FEES AND REIMBURSE EXPENSES TO KEEP THE FUND'S "TOTAL ANNUAL FUND OPERATING EXPENSES" FROM EXCEEDING 1.25%, AS NOTED BELOW. TURNER MAY DISCONTINUE THIS ARRANGEMENT AT ANY TIME BUT HAS NO PRESENT INTENT TO DO SO.

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated under "Total Annual Fund Operating Expenses" and you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                      1 YEAR              3 YEARS            5 YEARS          10 YEARS
-------------------------------------------------------------------------------------------------------------------------
Turner Small Cap Growth Fund - Class I Shares          $143                $443               $766             $1,680
-------------------------------------------------------------------------------------------------------------------------

10   PROSPECTUS

--------------------------------------------------------------------------------
TURNER MICRO CAP GROWTH FUND (CLOSED TO NEW INVESTORS)
--------------------------------------------------------------------------------


FUND SUMMARY

TICKER SYMBOL -- TMCGX
--------------------------------------------------------------------------------
CUSIP -- 872524301
--------------------------------------------------------------------------------
FUND NUMBER -- 1310
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE -- Seeks capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS -- U.S. micro cap common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY -- Very high
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify micro capitalization companies with strong earnings growth potential
--------------------------------------------------------------------------------
INVESTOR PROFILE -- Investors seeking long-term growth of capital who can withstand the share price volatility of growth-oriented equity investing with a focus on micro capitalization companies
--------------------------------------------------------------------------------


[GRAPHIC OF CHESS PIECE OMITTED]
PRINCIPAL STRATEGY
The Turner Micro Cap Growth Fund invests primarily (at least 80% of its net assets) in common stocks and other equity securities of U.S. companies with very small market capitalizations that Turner believes have strong earnings growth potential. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. Micro cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the lower end of the Russell 2000 Growth Index (the "2000 Growth Index"), particularly those under $500 million. These securities may be traded over the counter or listed on an exchange. It is not expected that the Fund will own a substantial amount of securities that pay dividends.

The Fund will invest in securities of companies that are diversified across economic sectors and will attempt to maintain sector concentrations that approximate those of the 2000 Growth Index. Portfolio exposure is generally limited to 5% of assets in any single issuer, subject to exceptions for the most heavily weighted securities in the 2000 Growth Index.

Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential. Turner may also trim positions to adhere to capitalization or capacity constraints, to maintain sector neutrality or to adjust stock position size relative to the target index.


[GRAPHIC OF SCALE OMITTED]
PRINCIPAL RISKS
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The micro capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these very small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Micro cap stocks also tend to be traded only in the over the counter market, and may not be as liquid as larger capitalization stocks. As a result, the prices of the micro cap stocks owned by the Fund will be very volatile, and the price movements of the Fund's shares will reflect that volatility.

The Fund is subject to the risk that micro capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole. The Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

The Fund may buy and sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional tax liabilities.


[GRAPHIC OF BULLSEYE OMITTED]
PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year since the Fund's inception.(1)


[BAR CHART OMITTED]
PLOT POINTS TO FOLLOW:

1999    144.39%
2000     19.35%
2001     18.60%
2002    -20.04%


1 THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND COMMENCED OPERATIONS ON FEBRUARY 27, 1998.


         BEST QUARTER            WORST QUARTER
            60.84%                  -20.26%
         (12/31/1999)             (9/30/2002)

                                                                   PROSPECTUS 11

--------------------------------------------------------------------------------
                                                    TURNER MICRO CAP GROWTH FUND
--------------------------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2002, to those of the Russell 2000 Growth Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

--------------------------------------------------------------------------------
                                            SINCE INCEPTION
                                    1 YEAR      (2/27/98)
--------------------------------------------------------------------------------
Turner Micro Cap Growth Fund - Class I Shares
  Before taxes on distributions     -20.04%      32.07%
  After taxes on distributions      -20.04%      30.23%
  After taxes on distributions
     and sale of shares             -12.30%      26.76%
--------------------------------------------------------------------------------
Russell 2000 Growth Index(1)        -30.26%      -8.17%(2)
--------------------------------------------------------------------------------
1 THE RUSSELL 2000 GROWTH INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATIONS) INDEX OF THE 2,000 SMALLEST U.S. COMPANIES OUT OF THE 3,000 LARGEST U.S. COMPANIES WITH HIGHER GROWTH RATES AND PRICE-TO-BOOK RATIOS.

2  THE CALCULATION DATE FOR THE INDEX IS FEBRUARY 28, 1998.


--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.


[GRAPHIC OF DOLLAR SIGN OMITTED]
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                              CLASS I SHARES
Investment Advisory Fees                           1.00%
Distribution (12b-1) Fees                          None
Other Expenses                                     0.42%
                                                   -----
TOTAL ANNUAL FUND OPERATING EXPENSES               1.42%(1)

1 TURNER HAS VOLUNTARILY COMMITTED TO WAIVE FEES AND REIMBURSE EXPENSES TO KEEP THE FUND'S "TOTAL ANNUAL FUND OPERATING EXPENSES" FROM EXCEEDING 1.40%. TURNER MAY DISCONTINUE THIS ARRANGEMENT AT ANY TIME BUT HAS NO PRESENT INTENT TO DO SO.

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated under "Total Annual Fund Operating Expenses" and you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                      1 YEAR              3 YEARS            5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------------
Turner Micro Cap Growth Fund - Class I Shares          $145                $449               $776             $1,702
--------------------------------------------------------------------------------------------------------------------------

12   PROSPECTUS

--------------------------------------------------------------------------------
TURNER LARGE CAP VALUE FUND
--------------------------------------------------------------------------------


FUND SUMMARY

TICKER SYMBOL -- TLCVX
--------------------------------------------------------------------------------
CUSIP -- 87252R706
--------------------------------------------------------------------------------
FUND NUMBER -- 1184
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE -- Seeks long-term total return
--------------------------------------------------------------------------------
INVESTMENT FOCUS -- U.S. large cap common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY -- Medium
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify U.S. large capitalization companies with low valuations and attractive relative dividend yields
--------------------------------------------------------------------------------
INVESTOR PROFILE -- Investors seeking long-term total return who can withstand the share price volatility of equity investing
--------------------------------------------------------------------------------


[GRAPHIC OF CHESS PIECE OMITTED]
PRINCIPAL STRATEGY
The Turner Large Cap Value Fund invests primarily (at least 80% of its net assets) in common stocks and other equity securities of U.S. companies with large market capitalizations that the sub-adviser, Clover, believes have low valuations and attractive dividend yields relative to the market or to their own trading history. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. Large cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the S&P 500 Index. The Fund invests in securities of companies operating in a broad range of industries based primarily on characteristics such as price-cash flow, dividend yield, price-earnings and price-book value ratios. Clover typically screens the stocks of the 500 largest U.S. companies (based on market capitalization) for those with the highest dividend yields. In selecting specific securities for the Fund, Clover seeks to identify companies whose stock is out-of-favor with investors.


[GRAPHIC OF SCALE OMITTED]
PRINCIPAL RISKS
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is subject to the risk that large capitalization value stocks may underperform other segments of the equity market, or the equity markets as a whole. The Fund invests in companies that Clover believes have strong earnings growth potential. Clover's approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process. The out-of-favor and undervalued companies the Fund invests in may be more vulnerable to negative investor sentiment or adverse business or economic events than more growth-oriented companies.

The Fund may buy and sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional tax liabilities.


[GRAPHIC OF BULLSEYE OMITTED]
PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. The shareholders of the Clover Max Cap Value Fund voted to approve Turner as the Fund's investment adviser and Clover as the sub-adviser, effective May 1, 2001. The performance shown reflects the performance of the Fund while managed by Clover until May 1, 2001.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year since the Fund's inception.(1)


[BAR CHART OMITTED]
PLOT POINTS TO FOLLOW:

1998      13.68%
1999      13.75%
2000      12.09%
2001     -15.00%
2002     -17.78%


1 THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND COMMENCED OPERATIONS ON OCTOBER 31, 1997.

         BEST QUARTER            WORST QUARTER
            23.03%                  -18.94%
         (12/31/1998)            (09/30/2002)

                                                                   PROSPECTUS 13

--------------------------------------------------------------------------------
                                                     TURNER LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2002, to those of the S&P 500 Index and the Russell 1000 Value Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

--------------------------------------------------------------------------------
                                                    SINCE INCEPTION
                                  1 YEAR   5 YEARS     (10/31/97)
--------------------------------------------------------------------------------
Turner Large Cap Value Fund - Class I Shares
  Before taxes on distributions  -17.78%    0.26%       0.47%
  After taxes on distributions   -18.16%   -1.06%      -0.83%
  After taxes on distributions
   and sale of shares            -10.90%   -0.19%      -0.02%
--------------------------------------------------------------------------------
S&P 500 Index(1)                 -22.10%   -0.58%       0.64%(3)
--------------------------------------------------------------------------------
Russell 1000 Value Index(2)      -15.52%    1.16%       2.54%(3)
--------------------------------------------------------------------------------
1 THE S&P 500 INDEX IS A WIDELY-RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF 500 STOCKS DESIGNED TO MIMIC THE OVERALL EQUITY MARKET'S INDUSTRY WEIGHTINGS.

2 THE RUSSELL 1000 VALUE INDEX MEASURES THE PERFORMANCE OF COMPANIES WITHIN THE RUSSELL 1000 INDEX WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES.

3  THE CALCULATION DATE FOR THE INDICES IS OCTOBER 31, 1997.


--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.


[GRAPHIC OF DOLLAR SIGN OMITTED]
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                               CLASS I SHARES
Investment Advisory Fees                           0.74%
Distribution (12b-1) Fees                          None
Total Other Expenses                               0.80%
                                                  ------
TOTAL ANNUAL FUND OPERATING EXPENSES               1.54%
Fee Waivers and Expense Reimbursements            (0.29)%
                                                  ------
NET TOTAL OPERATING EXPENSES                       1.25%(1)

1 TURNER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP "NET TOTAL OPERATING EXPENSES" OF THE CLASS I SHARES FROM EXCEEDING 1.25% THROUGH JANUARY 31, 2004.


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated under "Net Total Operating Expenses" and you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                      1 YEAR              3 YEARS            5 YEARS          10 YEARS
---------------------------------------------------------------------------------------------------------------------------
Turner Large Cap Value Fund - Class I Shares           $127                $458               $812             $1,810
---------------------------------------------------------------------------------------------------------------------------

14   PROSPECTUS

--------------------------------------------------------------------------------
TURNER CORE VALUE FUND (FORMERLY TURNER MIDCAP VALUE FUND)
--------------------------------------------------------------------------------


FUND SUMMARY

TICKER SYMBOL -- CCEVX
--------------------------------------------------------------------------------
CUSIP -- 87252R102
--------------------------------------------------------------------------------
FUND NUMBER -- 1181
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE -- Seeks long-term total return
--------------------------------------------------------------------------------
INVESTMENT FOCUS -- U.S. equity securities
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY -- Medium to high
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify undervalued U.S. medium capitalization companies
--------------------------------------------------------------------------------
INVESTOR PROFILE -- Investors seeking long-term total return who can withstand the share price volatility of equity investing
--------------------------------------------------------------------------------


[GRAPHIC OF CHESS PIECE OMITTED]
PRINCIPAL STRATEGY
The Turner Core Value Fund invests substantially in common stocks and other equity securities of U.S. companies with medium market capitalizations that the sub-adviser, Clover, believes are undervalued relative to the market or their historic valuation. Mid cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell Midcap Index. The Fund will invest in securities of companies operating in a broad range of industries based primarily on value characteristics such as price-cash flow, price-earnings and price-book value ratios. In selecting specific securities for the Fund, Clover seeks to identify companies whose stock is out-of-favor with investors. The Fund may also invest in small and large capitalization securities of U.S. companies believed to be undervalued.


[GRAPHIC OF SCALE OMITTED]
PRINCIPAL RISKS
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The small and medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, these stocks may be more volatile than those of larger companies.

The Fund is subject to the risk that small and medium capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole. Clover's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process. The out-of-favor and undervalued companies the Fund invests in may be more vulnerable to negative investor sentiment or adverse business or economic events than more growth-oriented companies.

The Fund may buy and sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional tax liabilities.


[GRAPHIC OF BULLSEYE OMITTED]
PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The shareholders of the Clover Equity Value Fund voted to approve Turner as the Fund's investment adviser and Clover as the sub-adviser, effective May 1, 2001. The performance shown reflects the performance of the Fund while managed by Clover until May 1, 2001.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year for the past ten years.(1)


[BAR CHART OMITTED]
PLOT POINTS TO FOLLOW:

1993      12.53%
1994      16.03%
1995      21.40%
1996      22.87%
1997      17.54%
1998      -1.47%
1999       4.27%
2000      10.70%
2001      13.00%
2002     -12.04%


1 THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND COMMENCED OPERATIONS ON DECEMBER 6, 1991.

         BEST QUARTER            WORST QUARTER
            15.64%                  -16.03%
         (06/30/1999)            (09/30/2002)

                                                                   PROSPECTUS 15

--------------------------------------------------------------------------------
                                                          TURNER CORE VALUE FUND
--------------------------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2002, to those of the Russell 3000 Index and the Russell Midcap Value Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

--------------------------------------------------------------------------------
                                                                 SINCE
                                                               INCEPTION
                                   1 YEAR   5 YEARS  10 YEARS  (12/6/91)
--------------------------------------------------------------------------------
Turner Core Value
  Fund - Class I Shares
  Before taxes on distributions    -12.04%   2.48%     9.98%    10.25%
  After taxes on distributions     -12.24%   0.40%     7.58%     7.95%
  After taxes on distributions
   and sale of shares               -7.39%   1.69%     7.64%     7.90%
--------------------------------------------------------------------------------
Russell 3000 Index(1)              -21.54%  -0.71%     8.94%     9.00%(3)
--------------------------------------------------------------------------------
Russell Midcap Value Index(2)       -9.65%   2.95%    11.06%    11.98%(3)
--------------------------------------------------------------------------------
1 THE RUSSELL 3000 INDEX MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION, WHICH REPRESENTS APPROXIMATELY 98% OF THE INVESTABLE U.S. EQUITY MARKET.

2 THE RUSSELL MIDCAP VALUE INDEX MEASURES THE PERFORMANCE OF THOSE 800 COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES.

3  THE CALCULATION DATE FOR THE INDICES IS DECEMBER 31, 1991.

--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

In the future, the Fund will only measure its performance to the Russell 3000 Index which more accurately reflects the Fund's holdings.


[GRAPHIC OF DOLLAR SIGN OMITTED]
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                              CLASS I SHARES
Investment Advisory Fees                           0.74%
Distribution (12b-1) Fees                          None
Other Expenses                                     0.39%
                                                   -----
TOTAL ANNUAL FUND OPERATING EXPENSES               1.13%(1)

1 TURNER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP "NET TOTAL OPERATING EXPENSES" OF THE CLASS I SHARES FROM EXCEEDING 1.25% THROUGH JANUARY 31, 2004.

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated under "Net Total Operating Expenses" and you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                      1 YEAR              3 YEARS            5 YEARS          10 YEARS
----------------------------------------------------------------------------------------------------------------------------
Turner Core Value Fund - Class I Shares                $115                $359               $622             $1,375
----------------------------------------------------------------------------------------------------------------------------

16   PROSPECTUS

--------------------------------------------------------------------------------
TURNER SMALL CAP VALUE FUND
--------------------------------------------------------------------------------


FUND SUMMARY

TICKER SYMBOL -- TCSVX
--------------------------------------------------------------------------------
CUSIP -- 87252R300
--------------------------------------------------------------------------------
FUND NUMBER -- 1183
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE -- Seeks long-term total return
--------------------------------------------------------------------------------
INVESTMENT FOCUS -- Small cap U.S. common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY -- Medium to high
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify undervalued U.S. small capitalization companies
--------------------------------------------------------------------------------
INVESTOR PROFILE -- Investors seeking long-term total return who can withstand the share price volatility of small cap equity investing
--------------------------------------------------------------------------------


[GRAPHIC OF CHESS PIECE OMITTED]
PRINCIPAL STRATEGY
The Turner Small Cap Value Fund invests primarily (at least 80% of its net assets) in common stocks and other equity securities of U.S. companies with small market capitalizations that the sub-adviser, Clover, believes are undervalued relative to the market or to their historical valuation. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. Small cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell 2000 Value Index. The Fund will invest in securities of companies operating in a broad range of industries based primarily on value characteristics such as price-cash flow, price-earnings and price-book value ratios. In selecting specific securities for the Fund, Clover seeks to identify companies whose stock is out-of-favor with investors.


[GRAPHIC OF SCALE OMITTED]
PRINCIPAL RISKS
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies.

The Fund is subject to the risk that small capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole. The Fund invests in companies that Clover believes have strong earnings growth potential. Clover's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process. The out-of-favor and undervalued companies the Fund invests in may be more vulnerable to negative investor sentiment or adverse business or economic events than more growth-oriented companies.

The Fund may buy and sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional tax liabilities.


[GRAPHIC OF BULLSEYE OMITTED]
PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The shareholders of the Clover Small Cap Value Fund voted to approve Turner as the Fund's investment adviser and Clover as the sub-adviser, effective May 1, 2001. The performance shown reflects the performance of the Fund while managed by Clover until May 1, 2001.

The performance of Class I and Class II Shares will differ due to differences in expenses. This bar chart shows changes in the performance of the Fund's Class I Shares from year to year since the Fund's inception.(1)

[BAR CHART OMITTED]
PLOT POINTS TO FOLLOW:

1997      15.47%
1998       2.01%
1999      29.57%
2000      10.59%
2001      27.42%
2002     -20.75%


1 THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND COMMENCED OPERATIONS ON FEBRUARY 28, 1996.

         BEST QUARTER            WORST QUARTER
            26.61%                  -22.37%
         (06/30/1999)            (09/30/2002)

                                                                   PROSPECTUS 17

--------------------------------------------------------------------------------
                                                     TURNER SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2002, to those of the Russell 2000 Value Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The after-tax figures shown are for Class I Shares only and will vary for Class II Shares. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

--------------------------------------------------------------------------------
                                                  SINCE INCEPTION
                                 1 YEAR    5 YEARS    (2/28/96)
--------------------------------------------------------------------------------
Turner Small Cap Value
  Fund - Class I Shares
  Before taxes on distributions  -20.75%    8.10%      11.40%
  After taxes on distributions   -20.84%    7.17%      10.16%
  After taxes on distributions
   and sale of shares            -12.73%    6.49%       9.16%
--------------------------------------------------------------------------------
Russell 2000 Value Index(1)      -11.43%    2.71%       8.88%(2)
--------------------------------------------------------------------------------
1 THE RUSSELL 2000 VALUE INDEX IS A WIDELY-RECOGNIZED INDEX OF THOSE 2,000 COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES.

2  THE CALCULATION DATE FOR THE INDEX IS FEBRUARY 29, 1996.

--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.


[GRAPHIC OF DOLLAR SIGN OMITTED]
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                         CLASS I SHARES       CLASS II SHARES1
Investment Advisory Fees                     0.85%                  0.85%
Distribution (12b-1) Fees                    None                   0.25%
Total Other Expenses                         0.41%                  0.66%
                                             -----                  -----
   Shareholder Servicing Fee             None                   0.25%(2)
TOTAL ANNUAL FUND OPERATING EXPENSES         1.26%(3)               1.76%(3)

1  CURRENTLY, CLASS II SHARES ARE NOT BEING OFFERED.

2 THE SHAREHOLDER SERVICING FEE IS INCLUDED AS PART OF THE FUND'S "TOTAL OTHER EXPENSES" AND IS PRESENTED HERE FOR INFORMATION PURPOSES ONLY.

3 TURNER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP "NET TOTAL OPERATING EXPENSES" OF THE CLASS I SHARES AND CLASS II SHARES FROM EXCEEDING 1.40% AND 1.90%, RESPECTIVELY THROUGH JANUARY 31, 2004.


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated under "Total Annual Fund Operating Expenses" and you reinvest all dividends and distributions. Using these assumptions, your approximate costs of investing $10,000 in the Fund would be:

                                                      1 YEAR              3 YEARS            5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------------
Turner Small Cap Value Fund - Class I Shares           $128                $400               $692             $1,523
--------------------------------------------------------------------------------------------------------------------------
Turner Small Cap Value Fund - Class II Shares          $179                $554               $954             $2,073
--------------------------------------------------------------------------------------------------------------------------

18   PROSPECTUS

--------------------------------------------------------------------------------
TURNER SMALL CAP VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------


FUND SUMMARY

TICKER SYMBOL -- TSVOX
--------------------------------------------------------------------------------
CUSIP -- 87252R607
--------------------------------------------------------------------------------
FUND NUMBER -- 1313
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE -- Seeks long-term capital growth
--------------------------------------------------------------------------------
INVESTMENT FOCUS -- Common stocks of undervalued small capitalization companies
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY -- Medium/High
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify small companies that have the potential for growth and that appear to be trading below their perceived value
--------------------------------------------------------------------------------
INVESTOR PROFILE -- Investors seeking long-term total return who can withstand the share price volatility of small cap equity investing
--------------------------------------------------------------------------------


[GRAPHIC OF CHESS PIECE OMITTED]
PRINCIPAL STRATEGY
The Small Cap Value Opportunities Fund invests primarily (at least 80% of its net assets) in equity securities of small capitalization companies that TIM believes have the potential for growth and that appear to be trading below their perceived value. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. Most of these companies are based in the U.S., but some may be headquartered in or doing a substantial portion of their business overseas. In pursuing its objective, the Fund may invest in securities convertible into small cap equity securities and securities issued by non-U.S. small cap companies. A small capitalization company is one that has a market capitalization at the time of purchase that is within the range of market capitalizations represented in the Russell 2000 Value Index.

The Fund will invest in securities of companies operating in a broad range of industries based primarily on a fundamental analysis of each company and due consideration of such characteristics as price-cash flow, price-earnings and price-book value ratios. TIM looks for companies with quality management teams that can take advantage of unique product opportunities, with an emphasis on companies that TIM believes are undervalued by the market. TIM employs a quantitative approach to determine whether a company's share price reflects its perceived value.


[GRAPHIC OF SCALE OMITTED]
PRINCIPAL RISKS
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Small cap stocks may be very volatile and the price movements of the Fund's shares may reflect that volatility. Such volatility may make selling a large quantity of shares of one issuer more difficult.

Investing in issuers in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments.

The Fund may buy and sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional tax consequences.


[GRAPHIC OF BULLSEYE OMITTED]
PERFORMANCE INFORMATION
The Turner Small Cap Value Opportunities Fund commenced operations on March 4, 2002. Since the Fund did not have a full calendar year of performance on December 31, 2002, performance results have not been provided.

The Fund will compare its performance to that of the Russell 2000 Value Index. The Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index reflects the performance of the smallest 2,000 companies in the Russell 3000 Index. The Russell 3000 Index is designed to depict the overall equity market's performance.

                                                                   PROSPECTUS 19

--------------------------------------------------------------------------------
                                       TURNER SMALL CAP VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------

[GRAPHIC OF DOLLAR SIGN OMITTED]
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                                                 CLASS II SHARES
Redemption Fee (as a percentage of amount redeemed, if applicable)    2.00%(1)

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                 CLASS II SHARES
Investment Advisory Fees                                              0.95%
Distribution (12b-1) Fees                                             0.25%
Other Expenses                                                        4.98%
                                                                      ------
TOTAL ANNUAL FUND OPERATING EXPENSES                                  6.18%
Other Fee Waivers and Expense Reimbursements                         (4.73)%(2)
                                                                      ------
NET TOTAL OPERATING EXPENSES                                          1.45%

1 APPLIES ONLY TO REDEMPTIONS WITHIN 90 DAYS OF PURCHASE. AT THIS TIME, PURCHASES OF CLASS II SHARES OF THE FUND WILL NOT BE SUBJECT TO THE REDEMPTION FEE DESCRIBED ABOVE. THE FUND WILL NOTIFY ALL EXISTING SHAREHOLDERS IF AND WHEN IT DECIDES TO IMPLEMENT THE FEE.

2 TIM HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP THE FUND'S "OTHER EXPENSES" FROM EXCEEDING 0.25% THROUGH JANUARY 31, 2004.


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated under "Total Annual Fund Operating Expenses" and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                               1 YEAR          3 YEARS         5 YEARS        10 YEARS
---------------------------------------------------------------------------------------------------------------------------
Turner Small Cap Value Opportunities Fund - Class II Shares     $148           $1,412          $2,648          $5,610
---------------------------------------------------------------------------------------------------------------------------

20   PROSPECTUS

--------------------------------------------------------------------------------
TURNER SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------


FUND SUMMARY

TICKER SYMBOL -- TSEIX
--------------------------------------------------------------------------------
CUSIP -- 87252R714
--------------------------------------------------------------------------------
FUND NUMBER -- 1312
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE -- Seeks long-term capital growth
--------------------------------------------------------------------------------
INVESTMENT FOCUS -- Common stocks of small capitalization companies
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY -- Medium/High
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify small companies that have the potential for long-term growth
--------------------------------------------------------------------------------
INVESTOR PROFILE -- Investors seeking long-term total return who can withstand the share price volatility of small cap equity investing
--------------------------------------------------------------------------------


[GRAPHIC OF CHESS PIECE OMITTED]
PRINCIPAL STRATEGY
The Small Cap Equity Fund invests primarily (at least 80% of its net assets) in equity securities of small capitalization companies that TIM believes have the potential for long-term growth and that are attractively priced. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. Most of these companies are based in the U.S., but some may be headquartered in or doing a substantial portion of their business overseas. In pursuing its objective, the Fund may invest in securities convertible into small cap equity securities and securities issued by non-U.S. small cap companies. A small capitalization company is one that has a market capitalization at the time of purchase that is within the range of market capitalizations represented in the Russell 2000 Index.

The Fund will invest in securities of companies operating in a broad range of industries based primarily on a fundamental analysis of each company and due consideration of such characteristics as price-cash flow, price-earnings and price-book value ratios. TIM looks for companies with quality management teams that can take advantage of unique product opportunities, with an emphasis on companies that TIM believes can generate and sustain long-term growth. TIM employs a quantitative approach to determine whether a company's share price reflects its perceived value.


[GRAPHIC OF SCALE OMITTED]
PRINCIPAL RISKS
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Small cap stocks may be very volatile and the price movements of the Fund's shares may reflect that volatility. Such volatility may make selling a large quantity of shares of one issuer more difficult.

Investing in issuers headquartered or otherwise located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments.

The Fund may buy and sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional tax consequences.


[GRAPHIC OF BULLSEYE OMITTED]
PERFORMANCE INFORMATION
The Turner Small Cap Equity Fund commenced operations on March 4, 2002. Since the Fund did not have a full calendar year of performance on December 31, 2002, performance results have not been provided.

The Fund will compare its performance to that of the Russell 2000 Index. The Russell 2000 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 2000 stocks that reflects the performance of the smallest 2,000 companies in the Russell 3000 Index. The Russell 3000 Index is designed to depict the overall equity market's performance.

                                                                   PROSPECTUS 21

--------------------------------------------------------------------------------
                                                    TURNER SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

[GRAPHIC OF DOLLAR SIGN OMITTED]
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------------------------------------------------
                                                                   CLASS II SHARES
Redemption Fee (as a percentage of amount redeemed, if applicable)    2.00%(1)


------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------------
                                                                   CLASS II SHARES
Investment Advisory Fees                                               0.95%
Distribution (12b-1) Fees                                              0.25%
Other Expenses                                                         1.82%
                                                                       -----
TOTAL ANNUAL FUND OPERATING EXPENSES                                   3.02%

Advisory Fee Waiver                                                   (0.10)%(2)
Other Fee Waivers and Expense Reimbursements                          (1.57)%(3)
                                                                       -----
NET TOTAL OPERATING EXPENSES                                           1.35%

1 APPLIES ONLY TO REDEMPTIONS WITHIN 90 DAYS OF PURCHASE. AT THIS TIME, PURCHASES OF CLASS II SHARES OF THE FUND WILL NOT BE SUBJECT TO THE REDEMPTION FEE DESCRIBED ABOVE. THE FUND WILL NOTIFY ALL EXISTING SHAREHOLDERS IF AND WHEN IT DECIDES TO IMPLEMENT THE FEE.

2 TIM HAS CONTRACTUALLY AGREED TO REDUCE ITS ADVISORY FEE 0.10% FROM 0.95% TO 0.85% THROUGH JANUARY 31, 2004.

3 TIM HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP THE FUND'S "OTHER EXPENSES" FROM EXCEEDING 0.25% THROUGH JANUARY 31, 2004.


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated under "Total Annual Fund Operating Expenses" and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                      1 YEAR              3 YEARS            5 YEARS          10 YEARS
----------------------------------------------------------------------------------------------------------------------------
Turner Small Cap Equity Fund - Class II Shares         $137                $776              $1,440            $3,219
----------------------------------------------------------------------------------------------------------------------------

22   PROSPECTUS

--------------------------------------------------------------------------------
TURNER TECHNOLOGY FUND
--------------------------------------------------------------------------------

FUND SUMMARY

TICKER SYMBOL -- TTECX
--------------------------------------------------------------------------------
CUSIP -- 87252R870
--------------------------------------------------------------------------------
FUND NUMBER -- 1236
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE -- Seeks long-term capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS -- Common stocks of technology companies
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY -- Very high
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify technology companies with strong earnings growth potential
--------------------------------------------------------------------------------
INVESTOR PROFILE -- Investors seeking long-term growth of capital who can withstand the share price volatility of concentrated technology-focused equity investing
--------------------------------------------------------------------------------


[GRAPHIC OF CHESS PIECE OMITTED]
PRINCIPAL STRATEGY
The Turner Technology Fund invests primarily (at least 80% of its net assets) in common stocks of companies that have developed or are developing new technologies and that may experience exceptional growth in sales and earnings driven by technology-related products and services. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. These securities may be traded over the counter or listed on an exchange. Stock selection will not be based on company size, but rather on an assessment of a company's fundamental prospects. The Fund's holdings will be concentrated in the technology sector, and will range from small companies developing new technologies to large, established firms with a history of developing and marketing such technologies. These securities may include companies that develop, produce or distribute products or services in the computer, semiconductor, electronics, communications, health care and biotechnology sectors. It is not expected that the Fund will own a substantial amount of securities that pay dividends.

Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential.


[GRAPHIC OF SCALE OMITTED]
PRINCIPAL RISKS
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

The Fund may invest in smaller capitalization companies that may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be very volatile, and the price movements of the Fund's shares may reflect that volatility.

Because the Fund's investments are concentrated in issuers doing business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry in greater proportion than funds that are more diversified. In addition, the Fund is subject to the risk that technology stocks may underperform other segments of the equity market or the equity markets as a whole. The competitive pressures of advancing technology and the number of companies and product offerings that continue to expand could cause technology companies to become increasingly sensitive to short product cycles and aggressive pricing.

The Fund may buy and sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional tax liabilities.


[GRAPHIC OF BULLSEYE OMITTED]
PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class I Shares since the Fund's inception.(1)


[BAR CHART OMITTED]
PLOT POINTS TO FOLLOW:

2000     -32.92%
2001     -46.12%
2002     -51.31%


1 THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND
  COMMENCED OPERATIONS ON JUNE 30, 1999.

         BEST QUARTER            WORST QUARTER
            40.98%                  -50.59%
         (12/31/2001)            (12/31/2000)

                                                                   PROSPECTUS 23

--------------------------------------------------------------------------------
                                                          TURNER TECHNOLOGY FUND
--------------------------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2002, to those of the Pacific Stock Exchange Technology 100 Index and the Goldman Sachs Technology Industry Composite. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

--------------------------------------------------------------------------------
                                                 SINCE INCEPTION
                                         1 YEAR      (6/30/99)
--------------------------------------------------------------------------------
Turner Technology Fund - Class I Shares
  Before taxes on distributions          -51.31%    -20.18%
  After taxes on distributions           -51.31%    -22.73%
  After taxes on distributions and
   sale of shares                        -31.50%    -13.72%
--------------------------------------------------------------------------------
PSE Technology 100 Index(1)              -33.14%    -7.22%(3)
--------------------------------------------------------------------------------
Goldman Sachs Technology
  Industry Composite(2)                  -40.27%   -23.23%(3)
--------------------------------------------------------------------------------
1 THE PACIFIC STOCK EXCHANGE TECHNOLOGY 100 INDEX IS A WIDELY-RECOGNIZED, PRICE WEIGHTED INDEX OF THE TOP 100 U.S. TECHNOLOGY-ORIENTED COMPANIES.

2 THE FUND USES THE GOLDMAN SACHS TECHNOLOGY INDUSTRY COMPOSITE FOR COMPARISON PURPOSES ONLY. THE GOLDMAN SACHS TECHNOLOGY INDUSTRY COMPOSITE IS A MARKET-CAPITALIZATION WEIGHTED INDEX OF 190 STOCKS DESIGNED TO MEASURE THE PERFORMANCE OF COMPANIES IN THE TECHNOLOGY SECTOR.

3  THE CALCULATION DATE FOR THE INDICES IS JUNE 30, 1999.


--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.


[GRAPHIC OF DOLLAR SIGN OMITTED]
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                              CLASS I SHARES
Investment Advisory Fees                           0.70%(1)
Distribution (12b-1) Fees                          None
Other Expenses                                     0.73%
                                                   -------
TOTAL ANNUAL FUND OPERATING EXPENSES               1.43%(2)

1 THE ADVISORY FEE IS SUBJECT TO A PERFORMANCE ADJUSTMENT BASED ON THE FUND'S PERFORMANCE RELATIVE TO THE PERFORMANCE OF THE PSE TECHNOLOGY 100 INDEX AND MAY RANGE FROM 0.70% TO 1.50%, DEPENDING ON THE FUND'S PERFORMANCE.

2 TURNER HAS VOLUNTARILY COMMITTED TO WAIVE FEES AND REIMBURSE EXPENSES TO KEEP THE FUND'S "OTHER EXPENSES" FROM EXCEEDING 0.50%. TURNER MAY DISCONTINUE THIS ARRANGEMENT AT ANY TIME BUT HAS NO PRESENT INTENT TO DO SO.

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated under "Total Annual Fund Operating Expenses" and you reinvest all dividends and distributions. This Example does not include any performance fee adjustment. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                      1 YEAR              3 YEARS            5 YEARS          10 YEARS
----------------------------------------------------------------------------------------------------------------------------
Turner Technology Fund - Class I Shares                $146                $452               $782             $1,713
----------------------------------------------------------------------------------------------------------------------------

24   PROSPECTUS

--------------------------------------------------------------------------------
TURNER CONCENTRATED GROWTH FUND (FORMERLY TURNER TOP 20 FUND)
--------------------------------------------------------------------------------

FUND SUMMARY

TICKER SYMBOL -- TTOPX
--------------------------------------------------------------------------------
CUSIP -- 87252R862
--------------------------------------------------------------------------------
FUND NUMBER -- 1237
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE -- Seeks long-term capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS -- U.S. common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY -- Very high
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify U.S. companies with strong earnings growth potential
--------------------------------------------------------------------------------
INVESTOR PROFILE -- Investors seeking long-term growth of capital who can withstand the share price volatility of concentrated equity investing
--------------------------------------------------------------------------------


[GRAPHIC OF CHESS PIECE OMITTED]
PRINCIPAL STRATEGY
The Turner Concentrated Growth Fund invests substantially all (at least 80% of its net assets) in common stocks and other equity securities of U.S. companies, regardless of their market capitalization, that Turner believes have strong earnings growth potential. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. These securities may be traded over the counter or listed on an exchange.

Turner's investment team manages the Fund by selecting stocks in different sectors and capitalization ranges under the supervision of Robert Turner. The Fund's portfolio generally will contain 15-30 stocks. While it will not concentrate its investments in any one industry, the Fund may from time to time have a significant exposure to one or more sectors of the economy, such as the technology sector. In addition, Turner may invest up to 25% of the Fund's assets in cash or cash equivalent securities in instances where it believes that appropriate buying opportunities are not available. It is not expected that the Fund will own a substantial amount of securities that pay dividends.

Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential.


[GRAPHIC OF SCALE OMITTED]
PRINCIPAL RISKS
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return.

The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, it may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility.

In addition, the Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

The Fund may buy and sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional tax liabilities.


[GRAPHIC OF BULLSEYE OMITTED]
PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class I Shares since the Fund's inception.(1)


[BAR CHART OMITTED]
PLOT POINTS TO FOLLOW:

2000     -20.42%
2001     -38.94%
2002     -45.72%

1 THE PERFORMANCE SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND COMMENCED
  OPERATIONS ON JUNE 30, 1999.

         BEST QUARTER            WORST QUARTER
            31.77%                  -39.66%
          (12/31/01)              (03/31/01)

The following table compares the Fund's Class I Shares' average annual total returns for the periods ended December 31, 2002, to those of the S&P 500 Index and the Nasdaq 100 Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown.

                                                                   PROSPECTUS 25

--------------------------------------------------------------------------------
                                                 TURNER CONCENTRATED GROWTH FUND
--------------------------------------------------------------------------------

The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

--------------------------------------------------------------------------------
                                                 SINCE INCEPTION
                                         1 YEAR      (6/30/99)
--------------------------------------------------------------------------------
Turner Concentrated Growth Fund - Class I Shares
  Before taxes on distributions          -45.72%    -14.06%
  After taxes on distributions           -45.72%    -17.26%
  After taxes on distributions
   and sale of shares                    -28.07%    -10.07%
--------------------------------------------------------------------------------
S&P 500 Index(1)                         -22.10%    -10.74%(3)
--------------------------------------------------------------------------------
Nasdaq 100 Index(2)                      -37.53%    -21.46%(3)
--------------------------------------------------------------------------------
1 THE S&P 500 INDEX IS A WIDELY-RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF 500 STOCKS DESIGNED TO MIMIC THE OVERALL EQUITY MARKET'S INDUSTRY WEIGHTINGS.

2 THE NASDAQ 100 INDEX TRACKS NASDAQ'S LARGEST COMPANIES ACROSS MAJOR INDUSTRY GROUPS, INCLUDING COMPUTER HARDWARE AND SOFTWARE, TELECOMMUNICATIONS, RETAIL/WHOLESALE AND BIOTECHNOLOGY.

3  THE CALCULATION DATE FOR THE INDICES IS JUNE 30, 1999.


--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.


[GRAPHIC OF DOLLAR SIGN OMITTED]
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                               CLASS I SHARES
Investment Advisory Fees                           0.70%(1)
Distribution (12b-1) Fees                          None
Total Other Expenses                               0.47%
                                                   --------
TOTAL ANNUAL FUND OPERATING EXPENSES               1.17%(2)

1 THE ADVISORY FEE IS SUBJECT TO A PERFORMANCE ADJUSTMENT BASED ON THE FUND'S PERFORMANCE RELATIVE TO THE PERFORMANCE OF THE S&P 500 INDEX AND MAY RANGE FROM 0.70% TO 1.50%, DEPENDING ON THE FUND'S PERFORMANCE.

2 TURNER HAS VOLUNTARILY COMMITTED TO WAIVE FEES AND REIMBURSE EXPENSES TO KEEP "TOTAL OTHER EXPENSES," EXCLUDING DISTRIBUTION FEES, OF THE CLASS I SHARES FROM EXCEEDING 0.25%. TURNER MAY DISCONTINUE THIS ARRANGEMENT AT ANY TIME BUT HAS NO PRESENT INTENT TO DO SO.

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated under "Total Annual Fund Operating Expenses" and you reinvest all dividends and distributions. This Example does not include any performance fee adjustment. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                      1 YEAR              3 YEARS            5 YEARS          10 YEARS
----------------------------------------------------------------------------------------------------------------------------
Turner Concentrated Growth Fund - Class I Shares       $119                $372               $644             $1,420
----------------------------------------------------------------------------------------------------------------------------

26   PROSPECTUS

--------------------------------------------------------------------------------
TURNER NEW ENTERPRISE FUND
--------------------------------------------------------------------------------


FUND SUMMARY

TICKER SYMBOL -- TBTBX
--------------------------------------------------------------------------------
CUSIP -- 87252R797
--------------------------------------------------------------------------------
FUND NUMBER -- 1240
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE -- Seeks long-term capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS -- Companies that have potential for earnings growth
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY -- Very high
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify companies with strong earnings growth potential across a variety of industries and sectors where new products and services are being developed and marketed
--------------------------------------------------------------------------------
INVESTOR PROFILE -- Investors seeking long-term growth of capital who can withstand the share price volatility of equity investing
--------------------------------------------------------------------------------


[GRAPHIC OF CHESS PIECE OMITTED]
PRINCIPAL STRATEGY
The Turner New Enterprise Fund invests primarily (at least 80% of its net assets) in companies with projected strong earnings growth across a variety of industries and sectors where new products and services are being developed and marketed. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. Turner strives to find leading companies in rapidly growing industries such as business services, computer and digital products, financial services, Internet-related companies, medical technology, retail, and telecommunications. Companies that have the potential for rapid earnings growth because of management changes, new products, or changes in the economy also may be attractive investments for the Fund. These securities may be traded over the counter or listed on an exchange. It is not expected that the Fund will own a substantial amount of securities that pay dividends.

Although it may invest in companies of any size, the Fund generally invests in stocks of medium to large-capitalization companies and will generally purchase securities of companies with market capitalizations of at least $1 billion. The Fund will not invest more than 50% of its assets in any one sector of the economy (for example, technology or industrial), and will not invest more than 25% in any one industry or group of industries. The Fund may invest up to 25% of its assets in cash or cash equivalent securities when it believes that appropriate buying opportunities are not available.

In selecting securities for the Fund, Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential. Turner may also trim positions to adhere to capitalization or capacity constraints.


[GRAPHIC OF SCALE OMITTED]
PRINCIPAL RISKS
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium capitalization stock prices may be more volatile than those of larger companies.

The Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

The Fund may buy and sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional tax liabilities.


[GRAPHIC OF BULLSEYE OMITTED]
PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class I Shares since the Fund's inception.(1)


[BAR CHART OMITTED]
PLOT POINTS TO FOLLOW:

2001     -38.42%
2002     -47.15%


1 THE PERFORMANCE SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND COMMENCED OPERATIONS ON JUNE 30, 2000.

         BEST QUARTER            WORST QUARTER
            49.54%                  -47.02%
          (12/31/01)               (9/30/01)

                                                                   PROSPECTUS 27

--------------------------------------------------------------------------------
                                                      TURNER NEW ENTERPRISE FUND
--------------------------------------------------------------------------------

This table compares the Fund's Class I Shares' average annual total returns for the periods ended December 31, 2002, to those of the Nasdaq Composite Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

--------------------------------------------------------------------------------
                                              SINCE INCEPTION
                                      1 YEAR      (6/30/00)
--------------------------------------------------------------------------------
Turner New Enterprise Fund - Class I Shares
  Before taxes on distributions       -47.15%     -41.66%
  After taxes on distributions        -47.15%     -41.66%
  After taxes on distributions and
   sale of shares                     -28.95%     -30.13%
--------------------------------------------------------------------------------
Nasdaq Composite Index(1)             -31.25%     -35.09%(2)
--------------------------------------------------------------------------------
1 THE NASDAQ COMPOSITE INDEX INCLUDES THE MORE THAN 5,000 DOMESTIC AND NON-U.S. BASED COMMON STOCKS LISTED ON THE NASDAQ STOCK MARKET. THE INDEX IS MARKET-VALUE WEIGHTED. THIS MEANS THAT EACH COMPANY'S SECURITY AFFECTS THE INDEX IN PROPORTION TO ITS MARKET VALUE. THE MARKET VALUE, THE LAST SALE PRICE MULTIPLIED BY TOTAL SHARES OUTSTANDING, IS CALCULATED THROUGHOUT THE TRADING DAY, AND IS RELATED TO THE TOTAL VALUE OF THE INDEX. BECAUSE IT IS SO BROAD-BASED, THE INDEX IS ONE OF THE MOST WIDELY FOLLOWED AND QUOTED MAJOR MARKET INDICES.

2  THE CALCULATION DATE FOR THE INDEX IS JUNE 30, 2000.


--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.


[GRAPHIC OF DOLLAR SIGN OMITTED]
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                                   CLASS I SHARES
Redemption Fee
  (as a percentage of amount redeemed, if applicable)  2.00%(1)

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                   CLASS I SHARES
Investment Advisory Fees                               0.73%(2)
Distribution (12b-1) Fees                              None
Other Expenses                                         1.31%
                                                       -----
TOTAL ANNUAL FUND OPERATING EXPENSES                   2.04%(3)

1 APPLIES TO REDEMPTIONS WITHIN 90 DAYS OF PURCHASE. AT THIS TIME, PURCHASES OF CLASS I SHARES OF THE FUND WILL NOT BE SUBJECT TO THE REDEMPTION FEE DESCRIBED ABOVE. THE FUND WILL NOTIFY ALL EXISTING SHAREHOLDERS IF AND WHEN IT DECIDES TO IMPLEMENT THE FEE.

2 THE ADVISORY FEE IS SUBJECT TO A PERFORMANCE ADJUSTMENT BASED ON THE FUND'S PERFORMANCE RELATIVE TO THE PERFORMANCE OF THE NASDAQ COMPOSITE INDEX, AND MAY RANGE FROM 0.70% TO 1.50%, DEPENDING ON THE FUND'S PERFORMANCE.

3 TURNER HAS VOLUNTARILY COMMITTED TO WAIVE FEES AND REIMBURSE EXPENSES TO KEEP THE FUND'S "OTHER EXPENSES" FROM EXCEEDING 0.25%. TURNER MAY DISCONTINUE
   THIS ARRANGEMENT AT ANY TIME BUT HAS NO PRESENT INTENT TO DO SO.


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated under "Total Annual Fund Operating Expenses" and you reinvest all dividends and distributions. This Example does not include any performance fee adjustment. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                      1 YEAR              3 YEARS            5 YEARS          10 YEARS
----------------------------------------------------------------------------------------------------------------------------
Turner New Enterprise Fund - Class I Shares            $207                $640              $1,098            $2,369
----------------------------------------------------------------------------------------------------------------------------

28   PROSPECTUS

--------------------------------------------------------------------------------
TURNER FINANCIAL SERVICES FUND (FORMERLY TURNER FUTURE FINANCIAL SERVICES FUND)
--------------------------------------------------------------------------------


FUND SUMMARY

TICKER SYMBOL -- TFFIX
--------------------------------------------------------------------------------
CUSIP -- 87252R698
--------------------------------------------------------------------------------
FUND NUMBER -- 888
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE -- Seeks long-term capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS -- Common stocks of U.S. financial services firms
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY -- High
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify U.S. financial services firms with strong growth potential
--------------------------------------------------------------------------------
INVESTOR PROFILE -- Investors who want capital appreciation and who can withstand the risks of industry focused equity investing
--------------------------------------------------------------------------------


[GRAPHIC OF CHESS PIECE OMITTED]
PRINCIPAL STRATEGY
The Turner Financial Services Fund invests primarily (at least 80% of its net assets) in common stocks and other equity securities of U.S. financial services companies, including banks, brokerage houses, insurance companies and investment advisory companies, that Turner believes have above average growth potential. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. These securities may be traded over the counter or listed on an exchange. Turner also invests in financial services companies that it believes to be potential merger or acquisition targets. It is not expected that the Fund will own a substantial amount of securities that pay dividends.

Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential. Turner may also trim positions to adhere to capitalization or capacity constraints.


[GRAPHIC OF SCALE OMITTED]
PRINCIPAL RISKS
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Since the Fund's investments are concentrated in the financial services sector, they are subject to the risk that the financial services sector will underperform the broader market, as well as the risk that issuers in that sector will be impacted by market conditions, legislative or regulatory changes, or competition. The Fund may be more susceptible to changes in interest rates and other market and economic factors that affect financial services firms, including the effect of interest rate changes on the share prices of those financial services firms. In addition, if Turner incorrectly predicts that a company will be involved in a merger or other transaction, the Fund may lose any premium it paid for these stocks, and ultimately may realize a lower return if the company is not involved in a merger or acquisition transaction.

The Fund is subject to further risk that the stocks of technology-oriented financial services companies, both current and emerging, may underperform other segments of the equity market or the equity markets as a whole. The competitive pressures of advancing technology and the number of companies and product offerings that continue to expand could cause financial services companies to become increasingly sensitive to short product cycles and aggressive pricing.

The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. In addition, the Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

The Fund may buy and sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional tax liabilities.


[GRAPHIC OF BULLSEYE OMITTED]
PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance shown for periods prior to November 9, 2001 reflects the performance of the Titan Financial Services Fund, which Turner managed from June 17, 2001 until November 9, 2001, when it merged with the Turner Financial Services Fund.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year since the Fund's inception.(1)


[BAR CHART OMITTED]
PLOT POINTS TO FOLLOW:

1997      55.55%
1998      -9.12%
1999      18.40%
2000      31.28%
2001     -15.80%
2002     -16.90%


1 THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND COMMENCED OPERATIONS ON MAY 22, 1996.

         BEST QUARTER            WORST QUARTER
            24.99%                  -26.02%
           (9/30/00)               (9/30/98)

                                                                   PROSPECTUS 29

--------------------------------------------------------------------------------
                                                  TURNER FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2002 to those of the S&P 500 Financials Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

--------------------------------------------------------------------------------
                                                  SINCE INCEPTION
                                 1 YEAR    5 YEAR     (5/22/96)
--------------------------------------------------------------------------------
Turner Financial Services
  Fund - Class I Shares
  Before taxes on distributions  -16.90%   -0.23%       9.59%
  After taxes on distributions   -17.07%   -2.18%       7.69%
  After taxes on distributions and
   sale of shares                -10.21%   -0.27%       7.82%
--------------------------------------------------------------------------------
S&P 500 Financials Index(1)      -15.68%    2.28%      11.60%(2)
--------------------------------------------------------------------------------
1 THE S&P 500 FINANCIALS INDEX IS A CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATIONS) INDEX OF ALL STOCKS DESIGNED TO MEASURE THE PERFORMANCE OF THE FINANCIAL SECTOR OF THE S&P 500 INDEX.

2  THE CALCULATION DATE FOR THE INDEX IS MAY 31, 1996.


--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.


[GRAPHIC OF DOLLAR SIGN OMITTED]
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                                   CLASS I SHARES
Redemption Fee
  (as a percentage of amount redeemed, if applicable)  2.00%(1)

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                   CLASS I SHARES
Investment Advisory Fees                               0.95%(2)
Distribution (12b-1) Fees                              None
Other Expenses                                         1.21%
                                                       -----
TOTAL ANNUAL FUND OPERATING EXPENSES                   2.16%(3)

1 APPLIES TO REDEMPTIONS WITHIN 90 DAYS OF PURCHASE. AT THIS TIME, PURCHASES OF CLASS I SHARES OF THE FUND WILL NOT BE SUBJECT TO THE REDEMPTION FEE DESCRIBED ABOVE. THE FUND WILL NOTIFY ALL EXISTING SHAREHOLDERS IF AND WHEN IT DECIDES TO IMPLEMENT THE FEE.

2 THE ADVISORY FEE IS SUBJECT TO A PERFORMANCE ADJUSTMENT BASED ON THE FUND'S PERFORMANCE RELATIVE TO THE PERFORMANCE OF THE S&P 500 FINANCIALS INDEX, AND MAY RANGE FROM 0.75% TO 1.25% DEPENDING ON THE FUND'S PERFORMANCE.

3 TURNER HAS VOLUNTARILY COMMITTED TO WAIVE FEES AND REIMBURSE EXPENSES TO KEEP THE FUND'S "OTHER EXPENSES" FROM EXCEEDING 0.40%. TURNER MAY DISCONTINUE
   THIS ARRANGEMENT AT ANY TIME BUT HAS NO PRESENT INTENT TO DO SO.


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated under "Total Annual Fund Operating Expenses" and you reinvest all dividends and distributions. This Example does not include any performance fee adjustment. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                      1 YEAR              3 YEARS            5 YEARS          10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
Turner Financial Services Fund - Class I Shares        $219                $676              $1,159            $2,493
-----------------------------------------------------------------------------------------------------------------------------

30   PROSPECTUS

--------------------------------------------------------------------------------
TURNER HEALTHCARE & BIOTECHNOLOGY FUND
--------------------------------------------------------------------------------

FUND SUMMARY
--------------------------------------------------------------------------------
TICKER SYMBOL -- THBCX
--------------------------------------------------------------------------------
CUSIP -- 87252R755
--------------------------------------------------------------------------------
FUND NUMBER -- 1248
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE -- Seeks long-term capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS -- Common stocks of companies that are involved in the healthcare and biotechnology industries
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY -- High
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify attractively priced healthcare and biotechnology companies that have strong earnings growth prospects
--------------------------------------------------------------------------------
INVESTOR PROFILE -- Investors seeking long-term growth of capital who can withstand the share price volatility of industry focused equity investing
--------------------------------------------------------------------------------


[GRAPHIC OF CHESS PIECE OMITTED]
PRINCIPAL STRATEGY
The Turner Healthcare & Biotechnology Fund invests primarily (at least 80% of its net assets) in equity securities of healthcare and biotechnology companies that are traded in the U.S. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. These securities may be traded over the counter or listed on an exchange. Healthcare companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. Biotechnology companies are those that engage in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. It is not expected that the Fund will own a substantial amount of securities that pay dividends. While the Fund typically invests in the common stocks of medium to large capitalization companies, it may invest in companies of any size or any industry in order to achieve its goal. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. government securities, and enter into repurchase agreements. Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential. Turner may also trim positions to adhere to capitalization or capacity constraints, to maintain sector neutrality or to adjust stock position size relative to the S&P 500 Healthcare Index.


[GRAPHIC OF SCALE OMITTED]
PRINCIPAL RISKS
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. The Fund will concentrate in the healthcare sector. Because its investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry in greater proportion than funds that are more diversified by sector. In addition, the Fund is subject to the risk that healthcare and biotechnology stocks may underperform other segments of the equity market or the equity markets as a whole. The competitive pressures of advancing technology and the number of companies and product offerings that continue to expand could cause healthcare and biotechnology companies to become increasingly sensitive to short product cycles and aggressive pricing. Furthermore, the types of products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a company's market value and/or share price. The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. Many biotechnology companies are relatively small and have thinly traded equity securities, may not yet offer products or offer a simple product and may have persistent losses during a new product's transition from development to production or erratic revenue patterns. Furthermore, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. The Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process. The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified Fund. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. The Fund may buy and sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional tax liabilities.


[GRAPHIC OF BULLSEYE OMITTED]
PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. This bar chart shows the performance of the Fund's Class II Shares since the Fund's inception.(1)

                                                                   PROSPECTUS 31

--------------------------------------------------------------------------------
                                          TURNER HEALTHCARE & BIOTECHNOLOGY FUND
--------------------------------------------------------------------------------


[BAR CHART OMITTED]
PLOT POINTS TO FOLLOW:

2002     -19.98

1 THE PERFORMANCE SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND COMMENCED OPERATIONS ON FEBRUARY 28, 2001.

         BEST QUARTER            WORST QUARTER
            -0.91%                  -14.08%
           (3/31/02)               (6/30/02)


This table compares the Fund's average annual total returns for the periods ended December 31, 2002 to those of the S&P 500 Healthcare Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

--------------------------------------------------------------------------------
                                            SINCE INCEPTION
                                    1 YEAR      (2/28/01)
--------------------------------------------------------------------------------
Turner Healthcare & Biotechnology
  Fund - Class I Shares
  Before taxes on distributions       -19.98%      -1.60%
  After taxes on distributions        -19.98%      -1.64%
  After taxes on distributions and
   sale of shares                     -12.27%      -1.29%
--------------------------------------------------------------------------------
S&P 500 Healthcare Index(1)           -19.49%     -13.29%(2)
--------------------------------------------------------------------------------
1 THE S&P 500 HEALTHCARE INDEX IS A WIDELY-RECOGNIZED, EQUALLY-WEIGHTED PERFORMANCE INDEX, ADJUSTED FOR CAPITAL GAINS DISTRIBUTION AND INCOME DIVIDENDS, OF SECURITIES OF COMPANIES ENGAGED IN THE HEALTHCARE, BIOTECHNOLOGY AND MEDICAL INDUSTRIES.

2  THE CALCULATION DATE FOR THE INDEX IS FEBRUARY 28, 2001.



[GRAPHIC OF DOLLAR SIGN OMITTED]
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                                   CLASS II SHARES
Redemption Fee
  (as a percentage of amount redeemed, if applicable)   2.00%(1)

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                   CLASS II SHARES
Investment Advisory Fees                                1.17%(2)
Distribution (12b-1) Fees                               None
Total Other Expenses                                    1.16%
                                                        -----
   Shareholder Servicing Fee                    0.25%(3)
TOTAL ANNUAL FUND OPERATING EXPENSES                    2.33%(4)

1 APPLIES ONLY TO REDEMPTIONS WITHIN 90 DAYS OF PURCHASE. AT THIS TIME, PURCHASES OF CLASS II SHARES OF THE FUND WILL NOT BE SUBJECT TO THE REDEMPTION FEE DESCRIBED ABOVE. THE FUND WILL NOTIFY ALL EXISTING SHAREHOLDERS IF AND WHEN IT HAS DECIDED TO IMPLEMENT THE FEE.

2 THE ADVISORY FEE IS SUBJECT TO A PERFORMANCE ADJUSTMENT BASED ON THE FUND'S PERFORMANCE RELATIVE TO THE PERFORMANCE OF THE S&P 500 HEALTHCARE INDEX, AND MAY RANGE FROM 0.75% TO 1.25%, DEPENDING ON THE FUND'S PERFORMANCE.

3 THE SHAREHOLDER SERVICING FEE IS INCLUDED AS PART OF THE FUND'S "TOTAL OTHER EXPENSES" AND IS PRESENTED HERE FOR INFORMATION PURPOSES ONLY.

4 TURNER HAS VOLUNTARILY COMMITTED TO WAIVE ADVISORY FEES AND REIMBURSE EXPENSES TO KEEP THE FUND'S "TOTAL OTHER EXPENSES" FROM EXCEEDING 0.75%. TURNER MAY DISCONTINUE THIS ARRANGEMENT AT ANY TIME BUT HAS NO PRESENT INTENT TO DO SO.

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated under "Total Annual Fund Operating Expenses" and you reinvest all dividends and distributions. This Example does not include any performance fee adjustment. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                      1 YEAR              3 YEARS            5 YEARS          10 YEARS
----------------------------------------------------------------------------------------------------------------------------
Turner Healthcare & Biotechnology Fund - Class II Shares$236               $727              $1,245            $2,666
----------------------------------------------------------------------------------------------------------------------------

32   PROSPECTUS

--------------------------------------------------------------------------------
TURNER TAX MANAGED U.S. EQUITY FUND
--------------------------------------------------------------------------------


FUND SUMMARY

TICKER SYMBOL -- TTMEX
--------------------------------------------------------------------------------
CUSIP -- 87252R748
--------------------------------------------------------------------------------
FUND NUMBER -- 1249
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE -- Seeks long-term capital appreciation while attempting to minimize the impact of taxes on the returns earned by shareholders
--------------------------------------------------------------------------------
INVESTMENT FOCUS -- Common stocks of U.S. companies
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY -- High
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify companies with strong growth potential, and to buy, sell and hold the stocks of these companies in a way that minimizes taxable distributions to shareholders
--------------------------------------------------------------------------------
INVESTOR PROFILE -- Investors seeking long-term growth of capital who desire to invest in a fund that emphasizes deferral of current tax liability
--------------------------------------------------------------------------------


[GRAPHIC OF CHESS PIECE OMITTED]
PRINCIPAL STRATEGY
The Turner Tax Managed U.S. Equity Fund invests primarily (at least 80% of its net assets) in common stocks of U.S. companies that Turner considers to have strong growth potential. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. Turner seeks stocks that are favorably priced in relation to their fundamental value and will likely grow over time. These securities may be traded over the counter or listed on an exchange. While the Fund typically invests in the common stocks of large to medium sized companies, it may invest in companies of any size or any industry in order to achieve its goal. Turner manages the Fund using an investment strategy that is sensitive to the potential impact of personal income tax on shareholders' investment returns. The Fund's tax-sensitive investment strategy is intended to lead to lower distributions of income and realized capital gains than funds managed without regard to federal income tax consequences. It expects to employ a number of strategies to minimize taxable distributions to shareholders. In selecting companies, Turner typically invests for the long term and chooses securities that it believes offer strong opportunities for long-term growth of capital. When deciding to sell a security, Turner considers the negative tax impact of realized capital gains and, if applicable, the positive tax impact of realized capital losses. However, Turner may sell a security at a realized gain if it determines that the potential tax cost is outweighed by the risk of owning the security, or if more attractive investment opportunities are available.


[GRAPHIC OF SCALE OMITTED]
PRINCIPAL RISKS
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. The Fund is also subject to the risk that the Fund's tax-sensitive investment strategy may not be successful in limiting taxable income and realized capital gains, and that shareholder redemptions may force the Fund to sell securities at an inappropriate time, resulting in realized gains. The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. The Fund is designed for long-term taxable investors. While the Fund tries to reduce the extent to which shareholders incur taxes on Fund distributions of income and net realized gains, the Fund does expect to distribute taxable income and/or capital gains from time to time. Investors may also realize capital gains when they sell their shares. Consistent with its tax-sensitive mandate, the Fund may buy and sell securities frequently. This will result in higher transaction costs than for a fund that employs simply a "buy and hold" approach, and may also generate higher tax liabilities.


[GRAPHIC OF BULLSEYE OMITTED]
PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. This bar chart shows the performance of the Fund's Class II Shares since the Fund's inception.(1)


[BAR CHART OMITTED]
PLOT POINTS TO FOLLOW:

2002     -27.11%

1 THE PERFORMANCE SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND COMMENCED OPERATIONS ON FEBRUARY 28, 2001.

         BEST QUARTER            WORST QUARTER
             5.56%                  -16.80%
          (12/31/02)               (9/30/02)

                                                                   PROSPECTUS 33

--------------------------------------------------------------------------------
                                             TURNER TAX MANAGED U.S. EQUITY FUND
--------------------------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2002 to those of the S&P 500 Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

--------------------------------------------------------------------------------
                                            SINCE INCEPTION
                                    1 YEAR      (2/28/01)
--------------------------------------------------------------------------------
Turner Tax Managed U.S. Equity
  Fund - Class II Shares
  Before taxes on distributions       -27.11%     -20.02%
  After taxes on distributions        -27.11%     -20.02%
  After taxes on distributions and
   sale of shares                     -16.65%     -15.70%
--------------------------------------------------------------------------------
S&P 500 Index(1)                      -22.10%     -15.81%(2)
--------------------------------------------------------------------------------
1 THE S&P 500 INDEX IS A WIDELY-RECOGNIZED, MARKET VALUE-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATIONS) INDEX OF OVER 500 U.S. COMPANIES CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION.

2  THE CALCULATION DATE FOR THE INDEX IS FEBRUARY 28, 2001.


--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.


[GRAPHIC OF DOLLAR SIGN OMITTED]
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                                                CLASS II SHARES
Redemption Fee (as a percentage of amount redeemed, if applicable)  2.00%(1)
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                CLASS II SHARES
Investment Advisory Fees                                             0.75%
Distribution (12b-1) Fees                                            None
Total Other Expenses                                                 1.16%
                                                                     ------
   Shareholder Servicing Fee                          0.25%(2)
TOTAL ANNUAL FUND OPERATING EXPENSES                                 1.91%(3)

1  APPLIES ONLY TO REDEMPTIONS WITHIN 90 DAYS OF PURCHASE.

2 THE SHAREHOLDER SERVICING FEE IS INCLUDED AS PART OF THE FUND'S "TOTAL OTHER EXPENSES" AND IS PRESENTED HERE FOR INFORMATION PURPOSES ONLY.

3 TURNER HAS VOLUNTARILY COMMITTED TO WAIVE ADVISORY FEES AND REIMBURSE EXPENSES TO KEEP THE FUND'S "TOTAL OTHER EXPENSES" FROM EXCEEDING 0.50%. TURNER MAY DISCONTINUE THIS ARRANGEMENT AT ANY TIME BUT HAS NO PRESENT INTENT TO DO SO.


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated under "Total Annual Fund Operating Expenses" and you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                      1 YEAR              3 YEARS            5 YEARS          10 YEARS
----------------------------------------------------------------------------------------------------------------------------
Turner Tax Managed U.S. Equity Fund - Class II Shares  $194                $600              $1,032            $2,233
----------------------------------------------------------------------------------------------------------------------------

34    PROSPECTUS

--------------------------------------------------------------------------------
TURNER STRATEGIC VALUE AND HIGH INCOME FUND
--------------------------------------------------------------------------------


FUND SUMMARY

TICKER SYMBOL -- TSVIX
--------------------------------------------------------------------------------
CUSIP -- 900297862
--------------------------------------------------------------------------------
FUND NUMBER -- 1254
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE -- Total return through a combination of long-term capital growth and high current income
--------------------------------------------------------------------------------
INVESTMENT FOCUS -- Common stocks of undervalued small capitalization companies and fixed income securities rated below investment grade
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY -- High
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY -- Invests substantially all of its assets in shares of other Turner Funds that focus on small cap equity stocks and high yield, high risk fixed income securities
--------------------------------------------------------------------------------
INVESTOR PROFILE -- Investors seeking total return who can withstand the share price volatility of small cap equity investing and the risks of high yield bond investing
--------------------------------------------------------------------------------


[GRAPHIC OF CHESS PIECE OMITTED]
PRINCIPAL STRATEGY
The Fund is considered a "fund of funds," which means that it invests substantially all of its assets in shares of other mutual funds (referred to as the "underlying funds"), rather than in individual securities. As a fund of funds, the Fund pursues its goal by investing substantially all of its assets in shares of two other Turner Funds - the Turner Small Cap Equity Fund (the "Small Cap Equity Fund") the Turner Small Cap Value Opportunities Fund (the "Small Cap Value Opportunities Fund") and the Turner High Yield Fund (the "High Yield Fund"). The Fund may also invest a portion of its assets in the Turner Ultra Short Duration Fund (the "Ultra Short Duration Fund"). As a result, the investment performance of the Fund is directly related to the performance of the underlying funds. The Small Cap Equity Fund invests in equity securities of small capitalization companies that are believed to have the potential for long-term growth and that are attractively priced. The Small Cap Value Opportunities Fund focuses on equity securities of small capitalization companies that are believed to have the potential for growth and that appear to be trading below their perceived value. The High Yield Fund primarily holds fixed income securities rated below investment grade ("high yield, high risk" securities, often referred to as "junk bonds"). The Fund may also invest a portion of its assets in the Ultra Short Duration Fund which invests in high quality, short duration fixed income securities. Generally, the Fund will invest at least 40% of its assets, and may invest up to 60% of its assets, in a combination of the Small Cap Equity and Small Cap Value Opportunities Funds (together, the "Small Cap Funds"), on the one hand, and in the High Yield Fund, on the other. The Fund will periodically adjust its asset allocation among these funds in response to changing economic and market conditions, the performance of the underlying funds, or for other reasons. For example, when the high yield market generally is outperforming the small capitalization equity market, the Fund generally will invest more of its assets in the High Yield Fund. The Fund will allocate more of its assets to the Small Cap Funds when equity market's return potential appears to outweigh that of the high yield market. In addition, the Fund will allocate more assets to the Small Cap Equity Fund when Turner believes that market conditions favor small cap stocks with more growth characteristics, and more to the Small Cap Value Opportunities Fund when the adviser believes that small cap stocks with more value characteristics will be in favor. The Fund may invest assets otherwise allocated to the High Yield Fund in shares of the Ultra Short Duration Fund in order to achieve a return on uninvested cash. For temporary defensive purposes or in response to adverse market conditions, the Fund may invest all or a substantial portion of its assets in the Ultra Short Duration Fund. The Fund will normally sell a proportionate amount of the shares it owns in each underlying fund to meet redemption requests.


[GRAPHIC OF SCALE OMITTED]
PRINCIPAL RISKS
The risks of investing in the Fund are directly related to the risks associated with investing in the underlying funds. Each underlying fund has its own investment goal and strategies for reaching that goal. The value of the underlying funds' shares is based on the market prices of the securities they hold, and these prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the underlying funds own and the markets in which they trade. Because the Fund invests a substantial portion of its assets in shares in the Small Cap Funds, the Fund is subject to the risks of investing in equity securities, including the risk that stock prices will fall over short or extended periods of time: o Historically, the equity markets have moved in cycles, and the value of the Small Cap Funds' equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of these securities may decline. These factors contribute to price volatility, which is the principal risk of investing in the Small Cap Funds. o The smaller capitalization companies the Small Cap Funds invest in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Small cap stocks may be very volatile and the price movements of the Small Cap Funds' shares may reflect that increased volatility. o The Small Cap Funds may also invest in foreign securities. Investing in issuers in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. However, these events will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Funds' investments.

                                                                   PROSPECTUS 35

--------------------------------------------------------------------------------
                                     TURNER STRATEGIC VALUE AND HIGH INCOME FUND
--------------------------------------------------------------------------------

The Fund also invests a substantial portion of its assets in shares of the High Yield Fund. As a result the Fund is subject to the risks of investing in non-investment grade fixed income securities, including interest rate changes and perceptions about the creditworthiness of individual issuers: o Generally, the High Yield Fund's fixed income securities will decrease in value if interest rates rise and increase in value if interest rates fall. The volatility of lower-rated securities is typically greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. o High yield bonds involve greater risks of default or downgrade and are more volatile than investment grade bonds. High yield bonds have greater risk of price declines than investment grade bonds due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. High yield bonds are subject to a greater degree of risk that the issuer may not be able to pay interest and ultimately to repay principal upon maturity than investment grade bonds. Failure to pay interest or principal could substantially adversely affect the market price of a security. While the Fund's investment strategy is based upon the principle that small cap value equity stocks and high yield, high risk fixed income securities will react differently to economic and market conditions, the Fund is subject to the risk that both the high yield and small cap equity sectors of the market may underperform other sectors of the market as a whole. In addition, even if the high yield or small cap equity sector outperforms other sectors of the market over certain periods, it is possible that the Fund's assets will not have been allocated towards this outperforming sector during this time.

[GRAPHIC OF BULLSEYE OMITTED]
PERFORMANCE INFORMATION
As a new fund, the Fund has no performance record. The Fund intends to compare its performance to the S&P 500 Index. The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.


[GRAPHIC OF DOLLAR SIGN OMITTED]
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


---------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
---------------------------------------------------------------------------------------------
                                                   CLASS I SHARES        CLASS II SHARES
Redemption Fee(1)
   (as a percentage of amount redeemed, if applicable)   2.00%                2.00%

---------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
---------------------------------------------------------------------------------------------
                                                   CLASS I SHARES      CLASS II SHARES(1)
Investment Advisory Fees                                0.10%                 0.10%
Distribution (12b-1) Fees                               None                  None
Total Other Expenses(2)                                 0.15%                 0.40%
                                                        -----                 -----
   Shareholder Servicing Fee                    None                  0.25%(3)
TOTAL ANNUAL FUND OPERATING EXPENSES(4)                 0.25%                 0.50%

Underlying Fund Expenses(5)                             1.07%                 1.07%
                                                        -----                 -----
TOTAL ANNUAL FUND OPERATING AND INDIRECT EXPENSES       1.32%                 1.57%

1 APPLIES ONLY TO REDEMPTIONS WITHIN 90 DAYS OF PURCHASE. AT THIS TIME, PURCHASES OF CLASS I SHARES AND CLASS II SHARES OF THE FUND WILL NOT BE SUBJECT TO THE REDEMPTION FEE DESCRIBED ABOVE. THE FUND WILL NOTIFY ALL EXISTING SHAREHOLDERS BEFORE IT DECIDES TO IMPLEMENT THE FEE.

2  OTHER EXPENSES HAVE BEEN ESTIMATED FOR THE CURRENT YEAR.

3 THE SHAREHOLDER SERVICING FEE IS INCLUDED AS PART OF THE FUND'S "TOTAL OTHER EXPENSES" AND IS PRESENTED HERE FOR INFORMATION PURPOSES ONLY.

4 TURNER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP "TOTAL ANNUAL FUND OPERATING EXPENSES" OF THE CLASS I SHARES AND CLASS II SHARES FROM EXCEEDING 0.25% AND 0.50%, RESPECTIVELY, THROUGH JANUARY 31, 2004.

5 BECAUSE THE FUND INVESTS IN OTHER MUTUAL FUNDS, YOUR INVESTMENT IN THE FUND IS ALSO INDIRECTLY SUBJECT TO THE OPERATING EXPENSES OF THE UNDERLYING FUNDS. UNDERLYING FUND EXPENSES FOR THE FUND ARE ESTIMATED BASED UPON A 50%-50% ALLOCATION OF THE FUND'S ASSETS BETWEEN THE SMALL CAP FUNDS AND THE HIGH YIELD FUND AND THE CURRENT TOTAL ANNUAL OPERATING EXPENSES OF THESE UNDERLYING FUNDS. UNDERLYING FUND EXPENSES WILL VARY WITH CHANGES IN THE EXPENSES OF THE UNDERLYING FUNDS (WHICH MAY INCLUDE CHANGES IN THEIR FEE WAIVER ARRANGEMENTS, IF ANY) AS WELL AS ACTUAL ALLOCATION OF THE FUND'S ASSETS, AND MAY BE HIGHER OR LOWER THAN THOSE SHOWN ABOVE.


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated under "Total Annual Fund Operating Expenses" and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                                        1 YEAR            3 YEARS
------------------------------------------------------------------------------------------------------
Turner Strategic Value and High Income Fund - Class I Shares              $26               $80
------------------------------------------------------------------------------------------------------
Turner Strategic Value and High Income Fund - Class II Shares             $51              $160
------------------------------------------------------------------------------------------------------

36   PROSPECTUS

--------------------------------------------------------------------------------
TURNER CORE FIXED INCOME FUND
--------------------------------------------------------------------------------


FUND SUMMARY

TICKER SYMBOL -- TCFIX
--------------------------------------------------------------------------------
CUSIP -- 87252R201
--------------------------------------------------------------------------------
FUND NUMBER -- 1182
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE -- Seeks high current income consistent with reasonable risk to capital
--------------------------------------------------------------------------------
INVESTMENT FOCUS -- Fixed income obligations of U.S. issuers
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY -- Low to medium
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify investment-grade U.S. government and corporate securities that offer income potential
--------------------------------------------------------------------------------
INVESTOR PROFILE -- Investors seeking high current income who can withstand share price volatility
--------------------------------------------------------------------------------


[GRAPHIC OF CHESS PIECE OMITTED]
PRINCIPAL STRATEGY
The Turner Core Fixed Income Fund invests primarily (at least 80% of its net assets) in U.S. government obligations and other investment grade fixed income securities, including corporate debt obligations and mortgage- and asset-backed securities. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In selecting investments for the Fund, the sub-adviser, Clover, chooses fixed income securities of issuers that it believes will offer attractive income potential with an acceptable level of risk. Clover will invest in fixed income obligations of different types and maturities depending on its current assessment of the relative market values of the sectors in which the Fund invests. Clover does not attempt to forecast interest rate changes. The Fund's average weighted maturity will typically be between seven and nine years.


[GRAPHIC OF SCALE OMITTED]
PRINCIPAL RISKS
The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, the Fund is subject to the risk that fixed income securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Securities issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.


[GRAPHIC OF BULLSEYE OMITTED]
PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The shareholders of the Clover Fixed Income Fund voted to approve Turner as the Fund's investment adviser and Clover as the sub-adviser, effective May 1, 2001. The performance shown reflects the performance of the Fund while managed by Clover until May 1, 2001.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year for the past ten years.1


[BAR CHART OMITTED]
PLOT POINTS TO FOLLOW:

1993     11.42%
1994     -2.83%
1995     17.96%
1996      4.40%
1997      9.57%
1998      7.88%
1999     -1.94%
2000     12.31%
2001      7.34%
2002     10.27%

1 THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND COMMENCED OPERATIONS ON DECEMBER 6, 1991.

         BEST QUARTER            WORST QUARTER
             5.85%                  -2.27%
           (6/30/95)               (3/31/94)

                                                                   PROSPECTUS 37

--------------------------------------------------------------------------------
                                                   TURNER CORE FIXED INCOME FUND
--------------------------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2002, to that of the Lehman Brothers Aggregate Bond Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.


--------------------------------------------------------------------------------
                                                                  SINCE
                                                               INCEPTION
                                    1 YEAR   5 YEARS 10 YEARS   (12/6/91)
--------------------------------------------------------------------------------
Turner Core Fixed Income
  Fund - Class I Shares
  Before taxes on distributions     10.27%     7.06%    7.47%    7.62%
  After taxes on distributions       8.12%     4.71%    4.75%    4.48%
  After taxes on distributions
   and sale of shares                6.29%     4.50%    4.65%    4.37%
--------------------------------------------------------------------------------
Lehman Brothers Aggregate
  Bond Index(1)                     10.27%     7.54%    7.51%    7.50%(2)
--------------------------------------------------------------------------------
1 THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS A WIDELY-RECOGNIZED MARKET-VALUE WEIGHTED (HIGHER MARKET VALUE BONDS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE BONDS) INDEX OF U.S. GOVERNMENT OBLIGATIONS, CORPORATE DEBT SECURITIES, AND AAA RATED MORTGAGE-BACKED SECURITIES. ALL SECURITIES IN THE INDEX ARE RATED INVESTMENT-GRADE (BBB) OR HIGHER, WITH MATURITIES OF AT LEAST ONE YEAR.

2  THE CALCULATION DATE FOR THE INDEX IS DECEMBER 31, 1991.

--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.


[GRAPHIC OF DOLLAR SIGN OMITTED]
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                              CLASS I SHARES
Investment Advisory Fees                           0.45%
Distribution (12b-1) Fees                          None
Other Expenses                                     0.42%
                                                   -----
TOTAL ANNUAL FUND OPERATING EXPENSES               0.87%

Fee Waivers and Expense Reimbursements            (0.07)%
                                                  ------
NET TOTAL OPERATING EXPENSES                       0.80%(1)

1 TURNER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP "NET TOTAL OPERATING EXPENSES" OF THE CLASS I SHARES FROM EXCEEDING 0.80% THROUGH JANUARY 31, 2004.


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated under "Net Total Operating Expenses" and you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                      1 YEAR              3 YEARS            5 YEARS          10 YEARS
----------------------------------------------------------------------------------------------------------------------------
Turner Core Fixed Income Fund - Class I Shares          $82                $271               $475             $1,066
----------------------------------------------------------------------------------------------------------------------------

38   PROSPECTUS

--------------------------------------------------------------------------------
TURNER TOTAL RETURN FIXED INCOME FUND (FORMERLY TURNER CORE HIGH QUALITY FIXED INCOME FUND)
--------------------------------------------------------------------------------


FUND SUMMARY
TICKER -- THQFX
--------------------------------------------------------------------------------
CUSIP -- 87252R847
--------------------------------------------------------------------------------
FUND NUMBER -- 1239
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE -- Seeks total return through current income and capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS -- Fixed income securities of varying maturities and credit quality
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY -- Medium
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY -- Allocates assets among a variety of U.S. investment grade, U.S. high yield and international fixed income securities
--------------------------------------------------------------------------------
INVESTOR PROFILE -- Investors seeking current income and capital appreciation and who are willing to accept principal risk
--------------------------------------------------------------------------------


[GRAPHIC OF CHESS PIECE OMITTED]
PRINCIPAL STRATEGY
The Turner Total Return Fixed Income Fund invests primarily (at least 80% of its net assets) in fixed income securities. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. The Fund may invest in a variety of fixed income securities of varying maturity and credit quality, and may use derivative instruments such as swaps and futures contracts, to achieve its objective. The Fund seeks to produce a return to shareholders in excess of that of the Lehman Brothers Aggregate Bond Index (the "Index").

Turner allocates the Fund's assets across three sectors of the fixed income securities markets: the U.S. investment grade, U.S. high yield (often referred to as "junk bonds" or "high yield/high risk securities") and international sectors. Turner will determine the amount of assets allocated to each such sector from time to time based on its evaluation of economic and market conditions as well as its assessment of the return potential for each sector, and will reallocate assets when appropriate.

U.S. Investment Grade sector: Turner will invest principally (50% to 90% of its net assets) in securities issued or guaranteed by the U.S. government and its agencies and instrumentalities, corporate bonds, notes, debentures and commercial paper. When investing the Fund's assets in this sector, Turner may acquire mortgage-backed securities issued or guaranteed by the U.S. government and its agencies and instrumentalities, by certain government sponsored corporations, and by private non-governmental entities, as well as securities backed by receivables such as credit card loans, automobile loans, home equity loans and leases. All such securities will be rated in one of the four highest ratings categories as published by Standard & Poor's Corporation ("S&P") or Moody's Investors Services, Inc. ("Moody's"), or similarly rated by another recognized ratings organization, or, if unrated, determined by Turner to be of comparable quality.

U.S. High Yield sector: Turner will invest approximately 5% to 30% of the Fund's net assets in high yield bonds issued by U.S. corporations, including bonds, notes (both convertible and non-convertible), units consisting of bonds with warrants or stock attached, and debentures (including convertible debentures), as well as zero coupon bonds and "pay in kind" securities. Turner will focus on issues that have a liberal and consistent yield, and/or that tend to have reduced risk of market fluctuations. Securities purchased in this sector will generally be rated BB or lower by S&P and BA or lower by Moody's (or similarly rated by another recognized ratings organization).

International sector: Turner will invest approximately 5% to 20% of the Fund's net assets in debt securities of issuers organized or having the majority of their assets in or deriving a majority of their operating income in foreign countries, including obligations of foreign governments, foreign companies and supranational entities. Eligible securities may be from issuers located in developed or developing nations, and include American Depositary Receipts ("ADRs"), Brady Bonds, European Depositary Receipts ("EDRs") and Global Depositary Receipts (GDRs"). International securities will generally be limited to those determined to be investment grade by one or more recognized rating organizations, or if unrated determined by Turner to be of comparable quality. The Fund may purchase and sell foreign currencies and engage in forward foreign currency transactions to facilitate settlement or minimize foreign currency value fluctuations.

There are no limits on the individual maturity of a security held by the Fund. The Fund may also use a wide range of hedging instruments, including options, swaps, futures contracts and options on futures contracts.

The Fund seeks to produce a return to shareholders in excess of that of the Lehman Brothers Aggregate Bond Index (the "Index").


[GRAPHIC OF SCALE OMITTED]
PRINCIPAL RISKS
The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile. In addition, the Fund is subject to the risk that, due to Turner's security selection and/or sector allocation, its fixed income securities may underperform other segments of the fixed income markets as a whole.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Securities issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Lower-rated or high yield/high risk securities are speculative, may be in default and are more likely to react to developments affecting issues than are more highly rated securities. Adverse economic developments can disrupt the market for such securities and severely affect the ability of issuers to pay interest or repay principal upon maturity.

Investing in issuers in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) that value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. While ADRs are denominated in U.S. dollars, they are subject to currency risk to the extent the underlying stocks are denominated in foreign currencies.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. Prepayment risks may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities, and therefore, to assess the volatility risks of the Fund.

                                                                   PROSPECTUS 39

--------------------------------------------------------------------------------
                                           TURNER TOTAL RETURN FIXED INCOME FUND
--------------------------------------------------------------------------------

To the extent that the Fund transacts in various derivative instruments, including but not limited to options, futures contracts (and options thereon), and swap transactions, there are associated risks, including liquidity risks, counterparty risks and leveraging risks. Where a transaction presents leveraging risks, the Fund will segregate liquid securities or otherwise "cover" the transactions in a manner consistent with positions announced by the SEC and its staff.

[GRAPHIC OF BULLSEYE OMITTED]
PERFORMANCE INFORMATION
The bar chart and the performance table below illustrates some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. This bar chart shows the performance of the Fund's Class I Shares since the Fund's inception.(1)

[BAR CHART OMITTED]
PLOT POINTS TO FOLLOW:

2000     12.40%
2001     6.38%
2002     7.94%

1 THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND COMMENCED OPERATIONS ON JUNE 30, 1999.

         BEST QUARTER            WORST QUARTER
             4.68%                  -0.46%
          (12/31/00)              (12/31/01)

This table compares the Fund's average annual total returns for the periods ended December 31, 2002, to those of the Lehman Brothers Aggregate Bond Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

--------------------------------------------------------------------------------
                                                     SINCE INCEPTION
                                            1 YEAR      (6/30/99)
--------------------------------------------------------------------------------
Turner Total Return Fixed Income Fund - Class I Shares
  Before taxes on distributions              7.94%        7.59%
  After taxes on distributions               5.35%        4.54%
  After taxes on distributions
     and sale of shares                      5.28%        4.63%
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index(1)     10.27%        8.77%(2)
--------------------------------------------------------------------------------
1 THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS A WIDELY-RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE BONDS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE BONDS) INDEX OF U.S. GOVERNMENT OBLIGATIONS, CORPORATE DEBT SECURITIES, AND AAA RATED MORTGAGE-BACKED SECURITIES. ALL SECURITIES IN THE INDEX ARE RATED INVESTMENT-GRADE (BBB) OR HIGHER, WITH MATURITIES OF AT LEAST ONE YEAR.

2  THE CALCULATION DATE FOR THE INDEX IS JUNE 30, 1999.


--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.


[GRAPHIC OF DOLLAR SIGN OMITTED]
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Redemption Fee
      (as a percentage of amount redeemed, if applicable)     2.00%(1)

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                           CLASS I SHARES
Investment Advisory Fees                                      0.50%
Distribution (12b-1) Fees                                     None
Other Expenses                                                0.78%
                                                              -----
TOTAL ANNUAL FUND OPERATING EXPENSES                          1.28%

Fee Waivers and Expense Reimbursements                       (0.83)%
                                                              -----
NET TOTAL OPERATING EXPENSES                                  0.45%(2)

1 APPLIES ONLY TO REDEMPTIONS WITHIN 90 DAYS OF PURCHASE. AT THIS TIME, PURCHASES OF CLASS I SHARES OF THE FUND WILL NOT BE SUBJECT TO THE REDEMPTION FEE DESCRIBED ABOVE. THE FUND WILL NOTIFY ALL EXISTING SHAREHOLDERS IF AND WHEN IT DECIDES TO IMPLEMENT THE FEE.

2 TURNER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP "NET TOTAL OPERATING EXPENSES" OF THE CLASS I SHARES FROM EXCEEDING 0.45% THROUGH JANUARY 31, 2004.


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated under "Net Total Fund Operating Expenses" and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                       1 YEAR             3 YEARS            5 YEARS          10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
Turner Total Return Fixed Income Fund                   $46                $324               $622             $1,472
-----------------------------------------------------------------------------------------------------------------------------

40   PROSPECTUS

--------------------------------------------------------------------------------
TURNER HIGH YIELD FUND (FORMERLY PENN CAPITAL STRATEGIC HIGH YIELD BOND FUND)
--------------------------------------------------------------------------------


FUND SUMMARY

TICKER -- PCSHX
--------------------------------------------------------------------------------
CUSIP -- 872524707
--------------------------------------------------------------------------------
FUND NUMBER -- 1303
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE -- Seeks high current income and capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS -- Fixed income securities rated below investment grade
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY -- High
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify high yield securities with capital appreciation potential
--------------------------------------------------------------------------------
INVESTOR PROFILE -- Investors seeking high current income and long-term growth of capital who can withstand the share price volatility and risks of high yield bond investing
--------------------------------------------------------------------------------


[GRAPHIC OF CHESS PIECE OMITTED]
PRINCIPAL STRATEGY
The Turner High Yield Fund invests primarily (at least 80% of its net assets) in fixed income securities rated below investment grade ("high yield" securities, often referred to as "junk bonds"). This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In selecting investments for the Fund, Turner chooses fixed income securities that offer high current yields as well as capital appreciation potential, including preferred stocks, convertible securities, zero coupon obligations, payment-in-kind bonds, and variable rate securities. The Fund's average weighted maturity may vary, and will generally be ten years or less. The Fund will typically invest in securities rated B or BB by S&P or Ba or B by Moody's. Turner does not intend to invest more than 20% of the Fund's assets in bonds that are unrated, rated CCC or lower, or in default. This strategy may cause the Fund to earn less income, but should result in the Fund owning fewer bonds in default (i.e., paying no income).

Turner intends to invest no more than 5% of the Fund's assets in any single issuer. The Fund will limit its investment in any one industry to the lesser of 10% of the Fund's assets or two times that industry's weighting in the Merrill Lynch High Yield Index. Turner will continuously review the credit quality of the bonds in the Fund's portfolio, and will sell a bond when the issuer is downgraded, the industry sector in which the bond belongs is downgraded as a whole, or when the bond's price declines more than 15% as compared to its industry sector.


[GRAPHIC OF SCALE OMITTED]
PRINCIPAL RISKS
The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Duration is a measure of the price sensitivity of fixed-income securities for a given change in interest rates. Specifically, duration is quantified as the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. High yield bonds generally are less sensitive to interest rate changes.

High yield bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. High yield bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. High yield bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market price of the security.

The Fund is subject to the risk that its particular market segment (high yield, high risk securities) may underperform compared to other market segments or to the fixed income markets as a whole.


[GRAPHIC OF BULLSEYE OMITTED]
PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The performance of Class I and Class II Shares will differ due to differences in expenses. This bar chart shows changes in the performance of the Fund's Class I Shares for three years.(1)


[BAR CHART OMITTED]
PLOT POINTS TO FOLLOW:

1999      14.55%
2000     -17.60%
2001     -13.33%
2002      -2.46%


1 THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S PREDECESSOR, THE PENN CAPITAL STRATEGIC HIGH YIELD BOND FUND COMMENCED OPERATIONS ON FEBRUARY 27, 1998. ON APRIL 30, 2002, THE BOARD OF TRUSTEES VOTED TO APPROVE TURNER AS INTERIM INVESTMENT ADVISER TO THE FUND. SUBSEQUENTLY, ON JULY 31, 2002 SHAREHOLDERS OF THE FUND VOTED TO APPROVE TURNER AS THE INVESTMENT ADVISER TO THE FUND. THE PERFORMANCE HISTORY FROM THE FUND'S INCEPTION THROUGH APRIL 30, 2002 REFLECTS THAT OF ITS PREVIOUS ADVISER, PENN CAPITAL MANAGEMENT COMPANY, INC. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         BEST QUARTER            WORST QUARTER
             7.17%                  -12.18%
          (12/31/99)              (12/31/00)

                                                                   PROSPECTUS 41

--------------------------------------------------------------------------------
                                                          TURNER HIGH YIELD FUND
--------------------------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2002, to those of the Merrill Lynch High Yield, Cash Pay Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

--------------------------------------------------------------------------------
                                                              SINCE INCEPTION
                                                     1 YEAR      (2/27/98)
--------------------------------------------------------------------------------
Turner High Yield Fund - Class I Shares
  Before taxes on distributions                      -2.46%       -5.71%
  After taxes on distributions                       -6.53%       -9.37%
  After taxes on distributions and sale of shares    -1.51%       -5.88%
--------------------------------------------------------------------------------
Merrill Lynch High Yield, Cash Pay Index(1)          -1.14%        0.97%(2)
--------------------------------------------------------------------------------
1 THE MERRILL LYNCH HIGH YIELD, CASH PAY INDEX IS AN UNMANAGED PORTFOLIO CONSTRUCTED TO MIRROR THE PUBLIC HIGH YIELD DEBT MARKET (REVISIONS TO THE INDEX ARE EFFECTED WEEKLY). THE INDEX HAS SEVERAL MODULES REPRESENTING DIFFERENT SECTORS OF THE HIGH YIELD MARKET INCLUDING A CASH PAYING MODULE, A ZERO COUPON MODULE, A PAY IN-KIND MODULE, AND A DEFAULTED BOND MODULE. THE INDEX IS A FULLY INVESTED INDEX, WHICH INCLUDES REINVESTMENT OF INCOME.

2  THE CALCULATION DATE FOR THE INDEX IS FEBRUARY 28, 1998.


--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.


[GRAPHIC OF DOLLAR SIGN OMITTED]
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------------------
                                                  CLASS I SHARES          CLASS II SHARES(1)
Redemption Fee
  (as a percentage of amount redeemed, if applicable) 2.00%(2)                 2.00%(2)

--------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------------------
                                                  CLASS I SHARES           CLASS II SHARES
Investment Advisory Fees                              0.55%                     0.55%
Distribution (12b-1) Fees                             None                      None
Total Other Expenses                                  0.92%                     1.17%
                                                      -----                     -----
   Shareholder Servicing Fee                     None                   0.25%(3)
TOTAL ANNUAL FUND OPERATING EXPENSES                  1.47%                     1.72%

Fee Waivers and Expense Reimbursements               (0.67)%                   (0.67)%
                                                      -----                     -----
TOTAL ANNUAL FUND OPERATING AND INDIRECT EXPENSES     0.80%(4)                  1.05%(4)

1  CURRENTLY, CLASS II SHARES ARE NOT BEING OFFERED.

2 APPLIES ONLY TO REDEMPTIONS WITHIN 90 DAYS OF PURCHASE. AT THIS TIME, PURCHASES OF CLASS I SHARES OF THE FUND WILL NOT BE SUBJECT TO THE REDEMPTION FEE DESCRIBED ABOVE. THE FUND WILL NOTIFY ALL EXISTING SHAREHOLDERS IF AND WHEN IT DECIDES TO IMPLEMENT THE FEE.

3 THE SHAREHOLDER SERVICING FEE IS INCLUDED AS PART OF THE FUND'S "TOTAL OTHER EXPENSES" AND IS PRESENTED HERE FOR INFORMATION PURPOSES ONLY.

4 TURNER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND REIMBURSE EXPENSES TO KEEP "TOTAL ANNUAL FUND OPERATING EXPENSES" OF THE FUND FROM EXCEEDING 0.80% FOR CLASS I SHARES AND 1.05% FOR CLASS II SHARES THROUGH JANUARY 31, 2004.


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated under "Net Total Fund Operating Expenses" and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                      1 YEAR              3 YEARS            5 YEARS          10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
Turner High Yield Fund - Class I Shares                 $82                $399               $739             $1,700
-----------------------------------------------------------------------------------------------------------------------------
Turner High Yield Fund - Class II Shares               $107                $476               $871             $1,974
-----------------------------------------------------------------------------------------------------------------------------

42   PROSPECTUS

--------------------------------------------------------------------------------
TURNER ULTRA SHORT DURATION FIXED INCOME FUND
--------------------------------------------------------------------------------


FUND SUMMARY

TICKER SYMBOL -- TSDOX - Class I
--------------------------------------------------------------------------------
TICKER SYMBOL -- TDGOX - Class II
--------------------------------------------------------------------------------
CUSIP -- 872524103 - Class I / 872524509 - Class II
--------------------------------------------------------------------------------
FUND NUMBER -- 1302 - Class I / 1306 - Class II
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE -- Seeks maximum total return consistent with the preservation of capital
--------------------------------------------------------------------------------
INVESTMENT FOCUS -- Fixed income securities issued or guaranteed by the U.S. government
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY -- Low
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify U.S. government securities that are attractively priced
--------------------------------------------------------------------------------
INVESTOR PROFILE -- Investors seeking current income with a limited amount of share price volatility
--------------------------------------------------------------------------------


[GRAPHIC OF CHESS PIECE OMITTED]
PRINCIPAL STRATEGY
The Turner Ultra Short Duration Fixed Income Fund invests primarily (at least 80% of its net assets) in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-backed securities issued by agencies such as Fannie Mae or the Government National Mortgage Association (GNMA). This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In selecting investments for the Fund, Turner chooses U.S. government obligations that are attractively priced relative to the market or to similar instruments. In addition, Turner considers the "effective duration" of the Fund's entire portfolio when selecting securities. Effective duration is a measure of a security's price volatility or the risk associated with changes in interest rates. Although Turner manages interest rate risk by maintaining an effective duration that is comparable to or less than that of one-year U.S. Treasury bills, the Fund may invest in securities with any maturity or duration. In any event, the Fund is expected to maintain an average duration of one year or less, and a dollar-weighted average portfolio maturity of no more than three years.


[GRAPHIC OF SCALE OMITTED]
PRINCIPAL RISKS
The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, the Fund is subject to the risk that short duration U.S. government securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Securities issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

The Fund may buy and sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional tax liabilities.


[GRAPHIC OF BULLSEYE OMITTED]
PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The first four years of performance shown is for the Alpha Select Turner Short Duration Government Fund-One Year Portfolio, the Fund's predecessor. The Fund became part of the Turner Funds on July 1, 1999.

The performance of Class I and Class II Shares will differ due to differences in expenses. This bar chart shows changes in the performance of the Fund's Class I Shares from year to year since the Fund's inception.(1)


[BAR CHART OMITTED]
PLOT POINTS TO FOLLOW:

1995     7.61%
1996     6.41%
1997     6.30%
1998     5.84%
1999     5.41%
2000     6.99%
2001     5.81%
2002     2.67%

1 THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS I SHARES COMMENCED OPERATIONS ON MARCH 1, 1994.

         BEST QUARTER            WORST QUARTER
             2.04%                   0.38%
          (12/31/95)              (12/31/02)

                                                                   PROSPECTUS 43

--------------------------------------------------------------------------------
                                   TURNER ULTRA SHORT DURATION FIXED INCOME FUND
--------------------------------------------------------------------------------

This table compares the Fund's average annual total returns for Class I and Class II Shares for the periods ended December 31, 2002, to those of the Merrill Lynch Three-Month U.S. Treasury Bill Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The after-tax figures shown are for Class I Shares only and will vary for Class II Shares. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

--------------------------------------------------------------------------------
                                  1 YEAR  5 YEARS   SINCE INCEPTION
--------------------------------------------------------------------------------
Turner Ultra Short Duration Fixed Income
  Fund - Class I Shares
  Before taxes on distributions    2.67%    5.33%       5.74%(2)
  After taxes on distributions     1.72%    3.32%       3.53%(2)
  After taxes on distributions
   and sale of shares              1.65%    3.26%       3.49%(2)
--------------------------------------------------------------------------------
Merrill Lynch Three-Month
  U.S. Treasury Bill Index(1)      1.80%    4.48%       4.86%(3)
--------------------------------------------------------------------------------
Turner Ultra Short Duration Fixed Income
  Fund - Class II Shares           2.41%    N/A         4.98%(4)
--------------------------------------------------------------------------------
Merrill Lynch Three-Month
  U.S. Treasury Bill Index(1)      1.80%    N/A         4.46%(5)
--------------------------------------------------------------------------------
1 THE MERRILL LYNCH THREE-MONTH U.S. TREASURY BILL INDEX IS AN UNMANAGED INDEX OF TREASURY SECURITIES THAT ASSUMES REINVESTMENT OF ALL INCOME.

2  THE INCEPTION DATE FOR CLASS I SHARES IS MARCH 1, 1994.

3 THE CALCULATION DATE FOR THE INDEX WITH REGARD TO THE CLASS I SHARES IS MARCH 31, 1994.

4  THE INCEPTION DATE FOR CLASS II SHARES IS FEBRUARY 27, 1998.

5 THE CALCULATION DATE FOR THE INDEX WITH REGARD TO THE CLASS II SHARES IS FEBRUARY 28, 1998.


--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.


[GRAPHIC OF DOLLAR SIGN OMITTED]
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                           CLASS I SHARES        CLASS II SHARES
Investment Advisory Fees                       0.25%                  0.25%
Distribution (12b-1) Fees                      None                   None
Total Other Expenses                           0.35%                  0.60%
                                               -----                  -----
   Shareholder Servicing Fee               None               0.25%(1)
TOTAL ANNUAL FUND OPERATING EXPENSES           0.60%                  0.85%

Fee Waivers and Expense Reimbursements        (0.19)%                (0.19)%
                                               -----                  -----
NET TOTAL OPERATING EXPENSES                   0.41%(2)               0.66%(2)

1 THE SHAREHOLDER SERVICING FEE IS INCLUDED AS PART OF THE FUND'S "TOTAL OTHER EXPENSES" AND IS PRESENTED HERE FOR INFORMATION PURPOSES ONLY.

2 TURNER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP "NET TOTAL OPERATING EXPENSES" OF THE CLASS I AND CLASS II SHARES FROM EXCEEDING 0.41% AND 0.66%, RESPECTIVELY, THROUGH JANUARY 31, 2004.


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated under "Net Total Operating Expenses" and you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                                1 YEAR           3 YEARS          5 YEARS         10 YEARS
------------------------------------------------------------------------------------------------------------------------------
Turner Ultra Short Duration Fixed Income Fund - Class I Shares    $42             $173             $316             $732
------------------------------------------------------------------------------------------------------------------------------
Turner Ultra Short Duration Fixed Income Fund - Class II Shares   $67             $252             $453           $1,031
------------------------------------------------------------------------------------------------------------------------------

44   PROSPECTUS

--------------------------------------------------------------------------------
TURNER SHORT DURATION FIXED INCOME FUND
--------------------------------------------------------------------------------


FUND SUMMARY

TICKER SYMBOL -- TSDGX - Class I
--------------------------------------------------------------------------------
TICKER SYMBOL -- TDGTX - Class II
--------------------------------------------------------------------------------
CUSIP -- 872524202 - Class I / 872524608 - Class II
--------------------------------------------------------------------------------
FUND NUMBER -- 1304 - Class I / 1308 - Class II
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE -- Seeks maximum total return consistent with the preservation of capital
--------------------------------------------------------------------------------
INVESTMENT FOCUS -- Fixed income securities issued or guaranteed by the U.S. government
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY -- Low to medium
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify U.S. government securities that are attractively priced
--------------------------------------------------------------------------------
INVESTOR PROFILE -- Investors seeking current income with a limited amount of share price volatility
--------------------------------------------------------------------------------


[GRAPHIC OF CHESS PIECE OMITTED]
PRINCIPAL STRATEGY
The Turner Short Duration Fixed Income Fund invests primarily (at least 80% of its net assets) in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-backed securities issued by agencies such as Fannie Mae or the Government National Mortgage Association
(GNMA). This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

In selecting investments for the Fund, Turner chooses U.S. government obligations that are attractively priced relative to the market or to similar instruments. Turner considers the "effective duration" of the Fund's entire portfolio when selecting securities. Effective duration is a measure of a security's price volatility or the risk associated with changes in interest rates. The Fund seeks to maintain an effective duration that is comparable to or less than that of three-year U.S. Treasury notes. The Fund may invest in securities with any maturity.


[GRAPHIC OF SCALE OMITTED]
PRINCIPAL RISKS
The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, the Fund is subject to the risk that short duration U.S. government securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Securities issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

The Fund may buy and sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional tax liabilities.


[GRAPHIC OF BULLSEYE OMITTED]
PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The first four years of performance shown is for the Alpha Select Turner Short Duration Government Fund - Three Year Portfolio, the Fund's predecessor. The Fund became part of the Turner Funds on July 1, 1999.

The performance of Class I and Class II Shares will differ due to differences in expenses. This bar chart shows changes in the performance of the Fund's Class I Shares from year to year since the Fund's inception.(1)

[BAR CHART OMITTED]
PLOT POINTS TO FOLLOW:

1995    11.18%
1996     5.26%
1997     6.92%
1998     6.93%
1999     2.75%
2000     8.25%
2001     6.74%
2002     5.18%


1 THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS I SHARES COMMENCED OPERATIONS ON MARCH 1, 1994.

         BEST QUARTER            WORST QUARTER
             3.24%                   0.23%
           (3/31/95)              (12/31/01)

                                                                   PROSPECTUS 45

--------------------------------------------------------------------------------
                                         TURNER SHORT DURATION FIXED INCOME FUND
--------------------------------------------------------------------------------

This table compares the Fund's average annual total returns for Class I and Class II Shares for the periods ended December 31, 2002, to those of the Lehman Brothers 1-3 Year U.S. Government Bond Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The after-tax figures shown are for Class I Shares only and will vary for Class II Shares. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

--------------------------------------------------------------------------------
                                 1 YEAR   5 YEARS   SINCE INCEPTION
--------------------------------------------------------------------------------
Turner Short Duration Fixed Income
  Fund - Class I Shares
  Before taxes on distributions   5.18%    5.95%       6.15%(2)
  After taxes on distributions    3.70%    3.67%       3.78%(2)
  After taxes on distributions
   and sale of shares             3.20%    3.63%       3.74%(2)
--------------------------------------------------------------------------------
Lehman Brothers 1-3 Year
  U.S. Government Bond Index(1)   6.01%    6.51%       6.40%(3)
--------------------------------------------------------------------------------
Turner Short Duration Fixed Income
  Fund - Class II Shares          4.93%    N/A         7.02%(4)
--------------------------------------------------------------------------------
Lehman Brothers 1-3 Year
  U.S. Government Bond Index(1)   6.01%    N/A         6.73%(5)
--------------------------------------------------------------------------------
1 THE LEHMAN BROTHERS 1-3 YEAR U.S. GOVERNMENT BOND INDEX IS A WIDELY-RECOGNIZED INDEX OF U.S. GOVERNMENT OBLIGATIONS WITH MATURITIES OF AT LEAST ONE YEAR.

2  THE INCEPTION DATE FOR CLASS I SHARES IS MARCH 1, 1994.

3 THE CALCULATION DATE FOR THE INDEX WITH REGARD TO CLASS I SHARES IS MARCH 31, 1994.

4  THE INCEPTION DATE FOR CLASS II SHARES IS APRIL 28, 1999.

5 THE CALCULATION DATE FOR THE INDEX WITH REGARD TO CLASS II SHARES IS APRIL 30, 1999.


--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.


[GRAPHIC OF DOLLAR SIGN OMITTED]
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                            CLASS I SHARES     CLASS II SHARES
Investment Advisory Fees                        0.25%               0.25%
Distribution (12b-1) Fees                       None                None
Total Other Expenses                            0.35%               0.60%
                                                -----               -----
   Shareholder Servicing Fee                None            0.25%(1)
TOTAL ANNUAL FUND OPERATING EXPENSES            0.60%               0.85%

Fee Waivers and Expense Reimbursements         (0.19)%             (0.19)%
                                                -----               -----
NET TOTAL OPERATING EXPENSES                    0.41%(2)            0.66%(2)

1 THE SHAREHOLDER SERVICING FEE IS INCLUDED AS PART OF THE FUND'S "TOTAL OTHER EXPENSES" AND IS PRESENTED HERE FOR INFORMATION PURPOSES ONLY.

2 TURNER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP "NET TOTAL OPERATING EXPENSES" OF THE CLASS I AND CLASS II SHARES FROM EXCEEDING 0.41% AND 0.66%, RESPECTIVELY, THROUGH JANUARY 31, 2004.


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated under "Net Total Operating Expenses" and you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                               1 YEAR           3 YEARS        5 YEARS        10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
Turner Short Duration Fixed Income Fund - Class I Shares         $42             $173           $316            $732
-----------------------------------------------------------------------------------------------------------------------------
Turner Short Duration Fixed Income Fund - Class II Shares        $67             $252           $453           $1,031
-----------------------------------------------------------------------------------------------------------------------------

46   PROSPECTUS

--------------------------------------------------------------------------------
INVESTMENTS AND PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------


MORE INFORMATION ABOUT FUND INVESTMENTS
In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information (SAI).

The investments and strategies described throughout this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Funds' objectives. A Fund will do so only if Turner believes that the risk of loss in using the Fund's normal strategies and investments outweighs the opportunity for gains.

INVESTMENT ADVISERS
Turner, an SEC-registered adviser, serves as the Adviser to all Funds except the Small Cap Value Opportunities and Small Cap Equity Funds. As the Funds' Adviser, Turner makes investment decisions for the Funds and continuously reviews, supervises and administers the Funds' investment programs. Turner also ensures compliance with the Funds' investment policies and guidelines.

Turner also serves as Administrator to all Funds, for which it receives an annual administration fee of 0.15% of the Funds' aggregate average daily net assets up to $2 billion and 0.125% of such assets in excess of $2 billion.

On March 22, 2002, the Securities and Exchange Commission granted an exemptive order to the Funds and Turner, that permits Turner to use a "manager of managers" approach in providing investment advisory services to its Funds. Pursuant to the terms of the order, Turner, subject to the supervision and approval of the Funds' Board of Trustees, is permitted to hire, terminate and replace investment sub-advisers or make material changes to investment sub-advisory agreements without shareholder approval. When hiring a new sub-adviser, Turner would, however, furnish shareholders with information that is equivalent to what would be provided in a proxy statement requesting approval of a new sub-adviser. The order also permits Turner and the Funds to disclose to shareholders the aggregate sub-advisory fees paid to sub-advisers, without disclosing the precise amount paid to each sub-adviser.

Turner is not currently using a multi-manager approach to managing the Funds. It may employ such an approach when one of several situations arises. For example, if Turner determines that it does not have the expertise in an investment style or sector that it thinks a Fund should track, it may select a sub-adviser that can fulfill this task. Also, if Turner or one of the Funds' sub-advisers reaches capacity on assets managed within a Fund, Turner may select another sub-adviser if the Fund needs to add "capacity." Therefore, even where Turner does implement the "manager of managers" approach, not all of the Funds will rely on the approach at any given time.

When and if Turner determines to use the multi-manager approach, it will provide detailed information about the sub-adviser to the Board and make recommendations regarding the appropriate allocation of assets to each sub-adviser. The sub-adviser, in turn, will make investment decisions for the assets allocated to it and continuously review, supervise and administer the Fund's investment programs. It is expected that the "manager of managers" approach, when used from time to time by Turner and the Funds, will (i) reduce Fund expenses to the extent that a manager of managers Fund will not have to prepare and solicit proxies each time a sub-advisory agreement is entered into or modified; (ii) promote efficient hiring and termination according to the judgment of the Board and Turner; and (iii) relieve shareholders of the very responsibility that they are paying Turner to assume, that is, the selection, termination and replacement of sub-advisers. Shareholder approval will be obtained before the "manager of managers" structure is used for any particular Fund.

As investment adviser to the Funds, Turner has the ultimate responsibility over any sub-adviser and is responsible for the investment performance of its Funds.

As of December 31, 2002, Turner had approximately $8 billion in assets under management. For its services during the most recent fiscal year, Turner received investment advisory fees (after waivers and reimbursements) of:

   TURNER DISCIPLINED LARGE CAP GROWTH FUND  0.60%
   TURNER MIDCAP GROWTH FUND                 0.75%
   TURNER SMALL CAP GROWTH FUND              0.96%
   TURNER MICRO CAP GROWTH FUND              0.97%
   TURNER LARGE CAP VALUE FUND               0.15%
   TURNER CORE VALUE FUND                    0.71%
    TURNER SMALL CAP VALUE FUND              0.85%
   TURNER TECHNOLOGY FUND                    0.58%
   TURNER CONCENTRATED GROWTH FUND           0.70%
   TURNER NEW ENTERPRISE FUND                0.02%
   TURNER FINANCIAL SERVICES FUND            0.95%
   TURNER HEALTHCARE & BIOTECHNOLOGY FUND    0.78%
   TURNER TAX MANAGED U.S. EQUITY FUND       0.44%
   TURNER CORE FIXED INCOME FUND             0.33%
   TURNER ULTRA SHORT DURATION
     FIXED INCOME FUND                       0.01%
   TURNER SHORT DURATION FIXED
     INCOME FUND                             0.01%

For its services during the most recent fiscal year, Turner received no advisory fees, and waived/reimbursed expenses of:

   TURNER TOTAL RETURN FIXED INCOME FUND
     (FORMERLY TURNER CORE HIGH QUALITY
     FIXED INCOME FIND)                      0.33%

Turner began providing investment advisory services to the Turner Large Cap Growth Opportunities Fund on August 19, 2002, the Turner High Yield Fund on May 1, 2002 and the Turner Strategic Value and High Income Fund on November 1, 2002. For its services, Turner is entitled to receive base investment advisory fees as follows:





PO BOX 219805, KANSAS CITY, MO 64121-9805

                                                                   PROSPECTUS 47


--------------------------------------------------------------------------------
                                                            PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------


   TURNER LARGE CAP GROWTH
     OPPORTUNITIES FUND                 0.75%
   TURNER STRATEGIC VALUE AND           0.10%
     HIGH INCOME FUND
   TURNER HIGH YIELD FUND               0.55%

Turner pays sub-advisory fees to Clover Capital Management from its advisory fee, if any.

Fees for the Technology, Concentrated Growth, New Enterprise, Financial Services and Healthcare & Biotechnology Funds may be higher or lower, however, depending on a Fund's performance relative to its benchmark. If a Fund outperforms its benchmark by a set amount, Turner will receive higher advisory fees. Conversely, if a Fund underperforms its benchmark by the same amount, Turner will receive lower advisory fees. Advisory fees for these Funds may therefore range from a lowest possible fee of 0.70% to a highest possible fee of 1.50%.

For purposes of this performance adjustment mechanism, the investment performance of the Fund for any period is expressed as a percentage of the Fund's net asset value per share at the beginning of the period. This percentage is equal to the sum of: (i) the change in the Fund's net asset value per share during the period; (ii) the value of the Fund's cash distributions per share having an ex-dividend date occurring within the period; and (iii) the per share amount of capital gains taxes paid or accrued during the period by the Fund for undistributed realized long-term capital gains. The investment record for a specific index is expressed as a percentage of the starting level of that index at the beginning of the period, as modified by the change in the level of the index during the period and by the value computed consistently with the index, of cash distributions having an ex-dividend date occurring within the period made by issuers whose securities are included in the index.

The Funds' SAI contains detailed information about each Fund's benchmark, as well as any possible performance-based adjustments to Turner's fees. These performance-based adjustments will take effect after the Funds have been in operation for more than one year.

In connection with its commitment to voluntarily limit expenses (as described for certain Funds) Turner has represented to the Board that if it decides to discontinue this arrangement, Turner will do so only after notifying the Board of its decision and updating the prospectus at least 90 days before implementing any new expense structure.

TIM, an SEC-registered adviser, serves as the Adviser to the Small Cap Value Opportunities and Small Cap Equity Funds. TIM has its offices in Hartford, CT and is an affiliate of Turner.

TIM makes investment decisions for its Funds and continuously reviews, supervises and administers their investment programs. TIM also ensures compliance with its Funds' investment policies and guidelines.

For its services, TIM is entitled to receive base investment advisory fees as follows:

   TURNER SMALL CAP EQUITY FUND              0.95%*
   TURNER SMALL CAP VALUE                    0.95%
   OPPORTUNITIES FUND

*EFFECTIVE MAY 1, 2002, TIM CONTRACTUALLY AGREED TO REDUCE ITS ADVISORY FEE FOR
 THE SMALL CAP EQUITY FUND TO 0.85% THROUGH JANUARY 31, 2004.

PRIOR PERFORMANCE INFORMATION FOR SIMILAR SMALL CAP EQUITY ACCOUNTS MANAGED BY MESSRS. DIBELLA AND GAINEY.

Although the Small Cap Value Opportunities Fund and Small Cap Equity Fund have no prior performance history, the two principal employees of TIM, Thomas DiBella and Kenneth Gainey, have substantial experience in managing investment companies that focus on small cap issuers. While they were employed by Aeltus Investment Management, Messrs. DiBella and Gainey were solely responsible for managing mutual funds with a small cap orientation having investment objectives, policies and strategies that are substantially similar to these two Funds.

The table below shows the returns for the two mutual funds previously managed by Messrs. DiBella and Gainey compared with the Russell 2000 Index for the periods ending December 31, 2001. The combined performance history, taken from publicly-available sources, is derived from a simple averaging of the annual returns reported by the funds managed by Messrs. DiBella and Gainey for the period shown. This performance history is net of all fees charged to investors in the funds. The returns of the Russell 2000 Index assume all dividends and distributions have been reinvested.


--------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
                                           SIMILAR FUNDS
                                             MANAGED BY           RUSSELL 2000
                                         DIBELLA AND GAINEY (%)      INDEX (%)
1 Year Annual Return                          3.11%                    2.49%
3 Year Average Annual Return                 12.36%                    6.42%
5 Year Average Annual Return                 13.62%                    7.52%
Since Inception*                             15.78%                    9.79%**

  *January 4, 1994 to December 31, 2001
 **January 1, 1994 to December 31, 2001

--------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS - 1994 TO 2001
(AS OF 12/31)
                            SIMILAR FUNDS
                              MANAGED BY                RUSSELL 2000
                         DIBELLA AND GAINEY (%)           INDEX (%)
2001                            3.11%                       2.49%
2000                            6.10%                      -3.03%
1999                           29.65%                      21.26%
1998                            0.28%                      -2.54%
1997                           33.15%                      22.36%
1996                           13.63%                      16.49%
1995                           48.21%                      28.44%
1994                            1.30%*                      1.82%**

  *January 4, 1994 to December 31, 2001
 **January 1, 1994 to December 31, 2001


                                                                  1-800-224-6312

48   PROSPECTUS

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

This information is designed to demonstrate the historical track record of Messrs. DiBella and Gainey. It does not indicate how any Turner Fund has performed or will perform in the future. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses.

The composite above consists of mutual funds managed by Messrs. DiBella and Gainey that did not pay the same expenses that any Fund pays. Returns could have been lower if the composite had been subject to these expenses. The aggregate returns of the mutual funds in the composite may not reflect the returns of any particular mutual fund managed by Messrs. DiBella and Gainey.


INVESTMENT SUB-ADVISER
Clover Capital Management, Inc., ("Clover") an SEC-registered adviser, began serving as the Sub-Adviser to the Small Cap Value, Core Value, Large Cap Value and Core Fixed Income Funds on May 1, 2001. Prior to that date, Clover served as these Funds' investment adviser. As Sub-Adviser, Clover makes investment decisions for the Funds and also ensures compliance with the Funds' investment policies and guidelines. As of December 31, 2002, Clover had approximately $1.7 billion in assets under management.

For its services as investment sub-adviser, Clover received investment sub-advisory fees (after waivers and reimbursements) of:

   TURNER LARGE CAP VALUE FUND               0.37%
   TURNER CORE VALUE FUND                    0.395%
   TURNER SMALL CAP VALUE FUND               0.50%
   TURNER CORE FIXED INCOME FUND             0.225%


PORTFOLIO MANAGERS
The Disciplined Large Cap Growth Fund is managed by a committee comprised of Robert Turner, Mark Turner, Chris Perry, Robb Parlanti and Kenny Turner. The Large Cap Growth Opportunities Fund is managed by a team comprised of Robert Turner, Mark Turner, Robb Parlanti, Chris Perry and Kenny Turner. The Midcap Growth and Concentrated Growth Funds are managed by a committee comprised of Chris McHugh, Bill McVail and Robert Turner. The Small Cap Growth Fund is managed by a committee comprised of Bill McVail, Chris McHugh, Frank Sustersic and Jason Schrotberger. The Micro Cap Growth Fund is managed by a committee comprised of Frank Sustersic, Bill McVail and Heather McMeekin. The Large Cap Value Fund is managed by a committee led by Lawrence Creatura and Paul Spindler. The Core Value Fund is managed by a committee led by Michael Jones and Matthew Kaufler. The Small Cap Value Fund is managed by a committee led by Michael Jones and Lawrence Creatura. The Small Cap Value Opportunities Fund and Small Cap Equity Fund are managed by Thomas DiBella and Kenneth Gainey. The Technology Fund is managed by a committee comprised of Robert Turner, Chris McHugh and Tara Hedlund. The New Enterprise Fund is managed by a committee comprised of Chris McHugh, Jason Schrotberger and Tara Hedlund. The Financial Services Fund is managed by a committee comprised of Chris Perry and Frank Sustersic. The Healthcare & Biotechnology Fund is managed by a committee comprised of Frank Sustersic, Chris Perry and Heather McMeekin. The Tax Managed U.S. Equity Fund is managed by a committee comprised of Robert Turner, Mark Turner and David Kovacs. The Turner Strategic Value and High Income Fund is managed by a committee comprised of Thomas DiBella, Roger Early, Kenneth Gainey and Paul Matlack. The Core Fixed Income Fund is managed by a committee led by Richard Huxley and Joseph Cerqua. The Total Return Fixed Income Fund and High Yield Fund are managed by a committee of Roger Early, Paul Matlack and John McCarthy. The Ultra Short Duration Fixed Income Fund and Short Duration Fixed Income Fund are managed by the team of Roger Early and Paul Matlack. The background of each portfolio manager is set forth below.

Robert E. Turner, CFA, Chairman and Chief Investment Officer - Growth Equities founded Turner in 1990. Mr. Turner is the lead manager of the Disciplined Large Cap Growth, Large Cap Growth Opportunities, Technology, Concentrated Growth and Tax Managed U.S. Equity Funds, and comanager of the Midcap Growth Fund. Prior to his current position, he was Senior Investment Manager with Meridian Investment Company. He has 21 years of investment experience.

Mark Turner, Vice Chairman, Senior Portfolio Manager/Security Analyst, co-founded Turner in 1990. Mr. Turner is comanager of the Tax Managed U.S. Equity Fund. Prior to 1990, he was Vice President and Senior Portfolio Manager with First Maryland Asset Management. He has 19 years of investment experience.

Joseph P. Cerqua, CFA, Portfolio Manager and Fixed Income Analyst, joined Clover Capital in 1995. Mr. Cerqua is comanager of the Core Fixed Income Fund. Prior to 1995, he was a retail manager with Lechmere, Inc. He has over 7 years of investment experience.

Lawrence R. Creatura, CFA, joined Clover in 1994 and is a Vice President of Investments. Mr. Creatura is comanager of the Large Cap Value and Small Cap Value Funds. Prior to 1994, he was a Laser Systems Engineer/ Researcher for Laser Surge, Inc. He has 8 years of investment experience.

Thomas DiBella, CFA, CPA, Senior Portfolio Manager/Security Analyst, joined TIM in March 2002 as one of its founding members. Mr. DiBella is comanager of the Small Cap Value Opportunities and Small Cap Equity Funds, and a member of the committee that manages the Strategic Value and High Income Fund. Prior to 2002, he was Vice President and Portfolio Manager with Aeltus Investment Management. He has 19 years of investment experience.

Roger A. Early, CFA, CPA, CFP, Chief Investment Officer-Fixed Income, joined Turner in March 2002. Mr. Early is the lead manager on the Ultra Short Duration Fixed Income and Short Duration Fixed Income Funds, co-manager of the High Yield Fund and is a member of the committee that manages the Strategic Value and High Income Fund and the Total Return Fixed Income Fund. Previously, he was Vice President/Senior Portfolio Manager-Equities and Fixed Income of Rittenhouse Financial (June 2001 to February 2002), and Senior Vice President and Director of Investment Grade Fixed Income, Delaware Investment Advisors (July 1994 to June 2001). He has 20 years of investment experience.


PO BOX 219805, KANSAS CITY, MO 64121-9805

                                                                   PROSPECTUS 49

--------------------------------------------------------------------------------
                                                            PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

Kenneth Gainey, CFA, Senior Portfolio Manager/Security Analyst, joined TIM in March, 2002 as one of its founding members. Mr. Gainey is comanager of the Small Cap Value Opportunities and Small Cap Equity Fund, and a member of the committee that manages the Strategic Value and High Income Fund. Prior to 2002, Mr. Gainey held various financial and portfolio management decisions with Aeltus Investment Management and Aetna International, Inc./Aetna Financial Services. He has 11 years of investment experience.

Tara R. Hedlund, CPA, Security Analyst-Technology Sector, joined Turner in April 2000. Ms. Hedlund is comanager of the Technology and New Enterprise Funds. Previously, she was an Audit Engagement Senior with Arthur Andersen LLP from 1997 to 2000.

Richard J. Huxley joined Clover in 1986 and is the Executive Vice President and Fixed Income Manager for Clover. Mr. Huxley is comanager of the Core Fixed Income Fund. He has over 22 years of investment experience.

Michael E. Jones, CFA, is a co-founder and Managing Director of Clover. Mr. Jones is comanager of the Core Value and Small Cap Value Funds. He has over 23 years of investment experience.

Matthew P. Kaufler, CFA, Senior Vice President and Portfolio Manager, joined Clover in 1991. Mr. Kaufler is comanager of the Core Value Fund. Prior to his current position, he was Assistant VP and Portfolio Manager at Chase Manhattan. He has 17 years of investment experience.

David Kovacs, CFA, Senior Portfolio Manager/Security Analyst, joined Turner in 1998. Mr. Kovacs is comanager of the Tax Managed U.S. Equity Fund. Prior to 1998, he was a Director of Quantitative Research and Investment Technology at Pilgrim Baxter & Associates. He has 11 years of investment experience.

Paul A. Matlack, CFA, Senior Portfolio Manager, joined Turner in March 2002. Mr. Matlack is the lead manager of the High Yield Fund, comanager of the Ultra Short Duration Fixed Income and Short Duration Fixed Income Funds, and is a member of the committee that manages the Strategic Value and High Income Fund and the Total Return Fixed Income Fund. Previously, he was Vice President, Senior Portfolio Manager, and co-head of the High Yield Group with Delaware Investment Advisors (September 1989 to September 2000). He has 16 years of investment experience.

John McCarthy, CFA, joined Turner in 2002. Mr. McCarthy is the comanager of the High Yield Fund and a member of the committee that manages the Total Return Fixed Income Fund. Previously, he was a Senior High Yield Analyst, and more recently, a Senior Municipal Bond Trader for Delaware Investments. He has 15 years of investment experience.

Christopher K. McHugh, Senior Portfolio Manager/Security Analyst, co-founded Turner in 1990. Mr. McHugh is lead manager of the Midcap Growth and New Enterprise Funds and is comanager of the Small Cap Growth Fund. Prior to 1990, he was a Performance Specialist with Provident Capital Management. He has 16 years of investment experience.

Heather F. McMeekin, Security Analyst - Healthcare Sector, joined Turner in March 2001. From February 1998 until February 2001 she was an Associate Equity Research Analyst with UBS Warburg LLC. Previously, Ms. McMeekin was a Sales & Investment Associate with Donaldson, Lufkin & Jenrette from 1995 to 1998.

Bill McVail, CFA, Senior Portfolio Manager/Security Analyst, joined Turner in 1998. Mr. McVail is lead manager of the Small Cap Growth Fund. Prior to 1998, he was Portfolio Manager at PNC Equity Advisers. He has 15 years of investment experience.

Robb J. Parlanti, CFA, Senior Portfolio Manager/Security Analyst, joined Turner in 1993. Mr. Parlanti is a comanager of the Disciplined Large Cap Growth Fund and Large Cap Growth Opportunities Fund. Prior to 1993, he was Assistant Vice President and Portfolio Manager at PNC Bank. He has 15 years of investment experience.

Chris Perry, CFA, Senior Portfolio Manager/Security Analyst, joined Turner in 1998. Mr. Perry is a member of the committee that manages the Disciplined Large Cap Growth Fund and Large Cap Growth Opportunities Fund, and is lead manager for the Financial Services Fund. Prior to 1998, he was a Research Analyst with Pennsylvania Merchant Group. He has 11 years of investment experience.

Damian A. Petrone, Quantitative Analyst, joined Turner in 2002. Mr. Petrone received his B.S. in Computer Science from Princeton University.

Jason D. Schrotberger, CFA, Security Analyst - Consumer Sector, joined Turner in February 2001. From 1998 to 2001 he was an Investment Analyst with BlackRock Financial Management. Previously, he was an Equity Analyst with PNC Asset Management from 1997 until 1998.

Paul W. Spindler, CFA, joined Clover Capital in 1998 and is a Vice President of Investments. Mr. Spindler is comanager of the Large Cap Value Fund. He has over 12 years of investment experience.

Frank L. Sustersic, CFA, Senior Portfolio Manager/Security Analyst, joined Turner in 1994. Mr. Sustersic is lead manager of the Micro Cap Growth and Healthcare & Biotechnology Funds. Prior to 1994, he was an Investment Officer and Fund Manager with First Fidelity Bank Corporation. He has 13 years of investment experience.

Kenny Turner, Security Analyst - Cyclical Sector, joined Turner in August 2001. Previously, he was a Management/Systems Consultant for Primary Colors Daycare Centers from 1998 to 1999. He also was a Sales Force Automation Trainer for Tech Resources Group, Inc.
during 1999.

Rick Wetmore, Security Analyst - Financial Services, joined Turner in 2001. Mr. Wetmore received his B.S. in Economics from the University of Pennsylvania - Wharton School.


                                                                  1-800-224-6312

50   PROSPECTUS

--------------------------------------------------------------------------------
PURCHASING, SELLING AND EXCHANGING TURNER FUNDS
--------------------------------------------------------------------------------


o NO SALES CHARGES
   o There are no sales charges when you purchase either Class I Shares or Class II Shares of the Turner Funds.

o HOW TO BUY SHARES  (See chart on page 52 for details)
   o By phone, mail, wire or online at www.turnerinvestments.com;
   o Through the Systematic Investment Plan; and
   o Through exchanges from another Turner Fund.

o  MINIMUM INITIAL INVESTMENTS
   o In general, each Fund's minimum initial is $2,500;
   o The minimum initial investment for the Systematic Investment Plan is $100; and
   o The minimum initial investment for Individual Retirement Accounts is $2,000.
We reserve the right to waive the minimum initial investment requirement.

o  MINIMUM SUBSEQUENT INVESTMENTS
   o $50 by phone, mail, wire or online; and
   o $25 through the Systematic Investment Plan.

o  SYSTEMATIC INVESTING
   o Our Systematic Investment Plan allows you to purchase shares automatically through regular deductions from your bank checking or savings account in order to reach the $2,500 minimum investment. Please contact us for information regarding participating banks.
   o You will need a minimum investment of $100 to open your account and scheduled investments of at least $25.
   o If you stop your scheduled investments before reaching the $2,500 minimum investment, we reserve the right to close your account. We will provide 60 days written notice to give you time to add to your account, and avoid the sale of your shares.

o  SYSTEMATIC WITHDRAWAL PLAN
   If you have at least $10,000 in your account, you may use the Systematic Withdrawal Plan. Under the plan, you may arrange for monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, through electronic transfer to your account.

o  MINIMUM ACCOUNT SIZE
   o In general, you must maintain a minimum account balance of $1,000. If your account drops below $1,000 due to redemptions, you may be required to sell your shares.
   o You will receive at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

o  CHOOSING CLASS I OR CLASS II SHARES
   o Class I and Class II Shares have different expenses and other characteristics. Class I Shares have lower annual expenses while Class II Shares have higher annual expenses. The performance of Class I and Class II Shares will differ due to differences in expenses.
   o Class I Shares are for individual investors and for certain institutional investors investing for their own or their customers' account.
   o Class II Shares are for investments made through financial institutions or intermediaries.
   o The following Funds currently offer Class II Shares: Turner Midcap Growth Fund, Turner Healthcare & Biotechnology Fund, Turner Small Cap Value Opportunities Fund, Turner Small Cap Equity Fund, Turner Tax Managed U.S. Equity Fund, Turner Strategic Value and High Income Fund, Turner Ultra Short Duration Fixed Income Fund and Turner Short Duration Fixed Income Fund.

o  WHEN CAN YOU PURCHASE, SELL OR EXCHANGE SHARES?
   o You may purchase, sell or exchange shares on any day that the New York Stock Exchange (NYSE) is open for business. We define this as a "Business Day."
   o You may purchase, sell or exchange shares by phone on any Business Day between 9:00 A.M. and 4:00 P.M.
   o In order to receive the current Business Day's net asset value (NAV) all trades must be received by the Funds' Transfer Agent by 4:00 P.M. (Eastern time). Trades received after that time will be executed at the following Business Day's closing price.





PO BOX 219805, KANSAS CITY, MO 64121-9805

                                                                   PROSPECTUS 51

--------------------------------------------------------------------------------
                                 PURCHASING, SELLING AND EXCHANGING TURNER FUNDS
--------------------------------------------------------------------------------


o  HOW FUND PRICES ARE CALCULATED
   o The price per share (also referred to as the offering price) will be the NAV determined after the Funds receive your purchase order.
   o The Funds' NAV is calculated once each Business Day at the regularly scheduled close of normal trading on the NYSE (usually 4:00 P.M. Eastern time). Shares are not priced on days in which the NYSE is closed for trading.
   o In calculating the NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

o  EXCHANGING SHARES
   o Class I Shares of a Fund may be exchanged for Class I Shares of another Fund, and Class II Shares of a Fund may be exchanged for Class II Shares of another Fund, subject to any applicable limitations resulting from the closing of Funds to new investors.
   o When you exchange shares, you are selling your shares and buying other Fund shares. Your sale price and purchase price will be based on the NAV next calculated after we receive your exchange request.
   o We limit the number of exchanges between Funds to 10 per year.
   o We may change or cancel our exchange policy at any time upon 60 days' notice.

o  PURCHASES, SALES AND EXCHANGES THROUGH FINANCIAL INSTITUTIONS
   You may also purchase, sell or exchange shares through accounts with brokers and other financial institutions that are authorized to place trades in Fund shares for customers. If you invest through an authorized institution, you will have to follow its procedures, which may differ from the procedures for investing directly with us. For example, in order for your transaction to be processed on the day that the order is placed, your financial institution may require you to place your order at an earlier time in the day than would be required if you were placing the order directly with the Funds. This allows the financial institution time to process your request and transmit it to us.

   Your broker or institution may charge a fee for its services, in addition to the fees charged by the Funds. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly.

o  LIMITATIONS ON PURCHASES, SALES AND EXCHANGES
   o The Funds will only accept purchase requests that are in good order ("Good Order"). Good Order requires that the purchaser provide a completed and signed account application, including the purchaser's social security number, tax identification number, and other identification required by law or regulation. We may require that you provide photo identification such as a driver's license or passport, and may telephone you to verify information you have provided. If you do not provide the required information, or if we are unable to verify your identity, Turner reserves the right to not open or close your account or take such other steps as we deem reasonable. We can accept purchases only in U.S. dollars drawn on U.S. banks. We cannot accept cash, cashier's checks, traveler's checks, money orders, credit cards, credit card checks, or third-party checks (except for properly endorsed IRA rollover checks). The Funds may reject or cancel any purchase orders, including exchanges, for any reason.
   o The Funds will normally send your sale proceeds within three Business days after they receive your redemption request, but it may take up to seven days. If you recently purchased your shares by check or through Automated Clearing House (ACH), redemption proceeds may not be available, or exchange requests may not be permitted, until your investment has cleared (which for checks may take up to 15 days from the date of purchase).
   o The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the Funds' Statement of Additional Information
     (SAI).
   o We do not permit market timing or other abusive trading practices in our Funds. Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm Fund performance. We reserve the right the reject any purchase order (including exchanges) from any investor we believe has a history of market timing or whose trading activity, in our judgment, has been or may be disruptive to the Fund. In making this determination, we may consider trading done in multiple accounts under common ownership or control.





                                                                  1-800-224-6312

52   PROSPECTUS

--------------------------------------------------------------------------------
PURCHASING, SELLING AND EXCHANGING TURNER FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HOW TO OPEN AN ACCOUNT
--------------------------------------------------------------------------------

BY TELEPHONE
Call 1-800-224-6312 (Option 3) between 9:00 A.M. and 4:00 P.M. (Eastern time). You must authorize each type of transaction on your account application that accompanies this Prospectus. If you call, the Fund's representative may request personal identification and record the call.

If you already have an account and you have authorized telephone transactions, you may open an account in another Turner Fund. The registration on the accounts must be identical.


BY INTERNET
You can only open an account online if you already have an existing Turner Funds account. The registration on the account must be identical.


BY MAIL
Send the completed application that accompanies this Prospectus and a check payable to the Turner Funds to:
   The Turner Funds
   c/o DST Systems Inc.
   P.O. Box 219805, Kansas, City, MO  64121-9805

By express or overnight mail to:
   The Turner Funds
   c/o DST Systems Inc.
   330 W. 9th Street, Kansas City, MO  64105

Checks must be in U.S. dollars and drawn on U.S. banks. The Funds do not accept third party checks, credit card checks, checks issued by internet banks or cash.


BY WIRE
Please contact a Turner Funds' representative at 1-800-224-6312 (Option 3) to let us know that you intend to make your initial investment by wire. You will be given a fax number to which you should send your completed account application. You will receive a telephone call from our representatives with your new account number. Wire funds to:
   United Missouri Bank of Kansas NA
   ABA #10-10-00695
   Account # 98-7060-116-8
   Further credit: [include Name of fund, shareholder name and your Turner Funds account number]


AUTOMATIC TRANSACTIONS
You can open an account through our Systematic Investment Plan ($100 minimum). You must elect this option on your account application. Please call a Turner Funds representative at 1-800-224-6312 for assistance.


--------------------------------------------------------------------------------
HOW TO ADD TO AN ACCOUNT
--------------------------------------------------------------------------------

BY TELEPHONE
Current shareholders may purchase shares by telephone if they have previously requested this privilege on the account application. Call 1-800-224-6312 (Option
3) and provide your account number to the Turner Funds representative. You must then instruct your bank to wire the money. Please see the wire instructions below.


BY INTERNET
You can make additional investment by going to our website WWW.TURNERINVESTMENTS.COM. Use your existing account number and tax ID number to create a personal identification number (PIN). These investments will be made via Automated Clearing House (ACH) and will be deducted from your bank account. Your account will be credited with the additional shares on the trade date, but the dollar amount will not post until it clears the banking system.


BY MAIL
Please send your check payable to the Turner Funds along with a signed letter stating the name of the fund and your account number.


BY WIRE
Please contact a Turner Funds' representative at 1-800-224-6312 to let us know that you intend to send money by wire. Wire funds to:
   United Missouri Bank of Kansas NA
   ABA #101000695
   Account # 9870601168
   Further credit: [include Name of fund, shareholder name and your Turner Funds account number]


AUTOMATIC TRANSACTIONS
Regularly scheduled investments ($25 minimum) can be deducted automatically from your bank checking or savings account. You can arrange monthly, quarterly, semi-annual or annual automatic investments.





PO BOX 219805, KANSAS CITY, MO 64121-9805

                                                                   PROSPECTUS 53


--------------------------------------------------------------------------------
                                 PURCHASING, SELLING AND EXCHANGING TURNER FUNDS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
HOW TO SELL SHARES
--------------------------------------------------------------------------------

BY TELEPHONE
You may sell shares by calling 1-800-224-6312 (Option 3) provided that you have previously requested this privilege on your account application. The Funds will send money only to the address of record via check, ACH or by wire (your bank may charge you a wire fee). The sale price of each share will be the next NAV determined after we receive your request.


BY INTERNET
Existing shareholders can sell shares via our website WWW.TURNERINVESTMENTS.COM. The sale price of each share will be the next NAV determined after we receive your request. Redemptions will be funded via check, ACH or wire to the instructions of record.


BY MAIL
Please send us a letter with your name, Fund name, account number and the amount of your request. All letters must be signed by the owners of the account. The sale price of each share will be the next NAV determined after we receive your request. All proceeds will be mailed or wired (depending on instructions given) to the address or instructions given to us when the account was opened.


BY WIRE
Proceeds from the sale of shares from your account may be wired to your bank account. Your bank may charge you a fee for this service. Please follow the instructions for "How to Sell Shares" by telephone above.


AUTOMATIC TRANSACTIONS
If you have at least $10,000 in your account, you may use the Systematic Withdrawal Plan. Under this Plan, you can arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds will be mailed to you by check or electronically transferred to your bank checking or savings account.


--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

BY TELEPHONE
You may exchange shares on any Business Day by calling the Funds at 1-800-224-6312, or by placing the order through your financial institution (if applicable). If you recently purchased shares by check of through ACH, you may not be able to exchange your shares until your investment has cleared (which may take up to 15 days from the date of purchase).


BY INTERNET
Go to WWW.TURNERINVESTMENTS.COM.


BY MAIL
You may exchange shares on any Business Day by writing to the Funds, or by placing the order through your financial institution (if applicable). If you recently purchased shares by check or through ACH, you may not be able to exchange your shares until your investment has cleared (which may take up to 15 days from the date of purchase).


BY WIRE
Not applicable


AUTOMATIC TRANSACTIONS
Not applicable





                                                                  1-800-224-6312

54   PROSPECTUS

--------------------------------------------------------------------------------
PURCHASING, SELLING AND EXCHANGING TURNER FUNDS
--------------------------------------------------------------------------------


OTHER POLICIES

REDEMPTIONS IN-KIND
The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale, as with any redemption.


REDEMPTION FEE
Sales or exchanges out of the Small Cap Value Opportunities, Small Cap Equity, New Enterprise, Future Financial Services, Healthcare & Biotechnology, Tax Managed U.S. Equity and High Yield Funds within 90 days of purchase may be subject to a 2% redemption fee. This fee will not be assessed against persons who hold their shares through a single qualified retirement plan or other omnibus account arrangement where the purchase and sale orders of a number of persons are aggregated before being communicated to the Fund. We reserve the right nonetheless to impose the fee on these accounts when a pattern of trading in an account emerges that is harmful to the Fund.

In calculating whether a sale of Fund shares (including an exchange) is subject to a redemption fee, a shareholder's holdings will be viewed on a first in/first out basis. This means that, in determining whether any fee is due, the shareholder will be deemed to have sold the shares he or she acquired earliest. The fee will be calculated based on the current price of the shares as of the trade date of the sale or exchange. Dividends and capital gains are not subject to the redemption fee. The Funds will provide notice to shareholders before they implement the redemption fee.


TELEPHONE/ONLINE TRANSACTIONS
Purchasing, selling and exchanging Fund shares over the telephone or via the website is extremely convenient, but not without risk. We have established certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. So long as we follow these safeguards and procedures, we generally will not be responsible for any losses or costs incurred by following telephone or web instructions we reasonably believe to be genuine. If you or your financial institution transact business with us over the telephone or via our website, you will generally bear the risk of any loss.


SIGNATURE GUARANTEES
A signature guarantee is a widely accepted way to protect shareholders by verifying the signature in certain circumstances including:

   o  Written requests for redemptions in excess of $50,000;

   o All written requests to wire redemption proceeds to a bank other than the bank previously designated on the account application; and

   o Redemption requests that provide that the proceeds should be sent to an address other than the address of record or to a person other than the registered shareholder(s) for the account.

Signature guarantees can be obtained from any of the following institutions: a national or state bank, a trust company, a credit union, a federal savings and loan association, or a broker-dealer that is a member of a national securities exchange. A notarized signature from a notary public is not sufficient.

CLOSING FUNDS TO NEW INVESTORS
We believe that there are limits to the amount an investment adviser can effectively invest in certain asset classes. Too many advisers try to manage more money regardless of their capacity to find attractive investments. Turner and the Funds will not do this. A Fund will be closed to new investors once assets under management reach certain specified levels. For the Small Cap Growth, Micro Cap Growth and Small Cap Value Styles, those specified levels have been reached. The Small Cap Growth Fund was closed to most new investors on August 29, 1997, the Micro Cap Growth Fund was closed to most new investors on March 7, 2000, and the Small Cap Value Fund was closed to most new investors on December 28, 2001 and reopened on January 31, 2003. Similarly, Turner's Midcap Growth Style (which includes the assets of the Midcap Growth Fund) will be closed when the assets Turner manages in the style are within the range of $6.2 billion and $8.3 billion. When this asset range is reached, the Midcap Growth Fund will be closed to new investors. Existing shareholders of the Funds will be notified before any Fund is closed to new investors.

If a Fund is closed to new investors, existing shareholders of the Fund may continue to make investments and may open additional accounts with the Fund, provided the new accounts are registered in the same shareholder name or have the same taxpayer identification or social security number assigned to them. Existing shareholders may also reinvest dividends and capital gains distributions in a closed Fund.

Once a Fund is closed, you may open a new account in the Fund only if:

   o Your business or other organization is already a shareholder of the Fund and you are opening an account for an employee benefit plan sponsored by that organization or an affiliated organization;

   o You are a current Fund trustee or officer, or an employee of Turner Investment Partners, Inc. or a member of the immediate family of any of these people; or

   o You are a client of a financial adviser or planner who has client assets invested in the Turner Funds as of the date of any proposed new investment in a Fund.

DISTRIBUTION OF FUND SHARES
Turner Investment Distributors, Inc., a registered broker-dealer that is owned and operated by Turner Investment Partners, Inc., serves as Distributor of the Funds.





PO BOX 219805, KANSAS CITY, MO 64121-9805

                                                                   PROSPECTUS 55

--------------------------------------------------------------------------------
                                              DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

The Turner Disciplined Large Cap Growth, Turner Large Cap Growth Opportunities, Turner Small Cap Value, Turner Large Cap Value, Turner Midcap Growth, Turner Small Cap Value Opportunities, Turner Small Cap Equity, Turner Concentrated Growth, Turner Healthcare & Biotechnology, Turner Tax Managed U.S. Equity, Turner Strategic Value and High Income, Turner High Yield, Turner Ultra Short Duration Fixed Income and Turner Short Duration Fixed Income Funds have adopted a Distribution and Shareholder Service Plan for their Class II Shares (the "Class II Plan"). Under the Class II Plan, a Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Distributor is entitled to receive aggregate fees not exceeding 0.75% of each Fund's Class II Shares' average daily net assets in return for providing a broad range of distribution services. Currently, the Distributor receives aggregate fees of 0.25% of each Fund's Class II Shares' average daily net assets. In addition, under the Class II Plan, the Distributor is entitled to receive aggregate fees not exceeding 0.25% of each Fund's Class II Shares' average daily net assets in return for providing a broad range of shareholder services, including responding to shareholder inquiries and assisting shareholders with their accounts.

TID may, from time to time, in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by TID. Under any such program, TID may provide incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to dealers selling shares of the Fund.

DIVIDENDS AND DISTRIBUTIONS
The Turner Disciplined Large Cap Growth, Turner Large Cap Growth Opportunities, Turner Midcap Growth, Turner Small Cap Growth, Turner Micro Cap Growth, Turner Small Cap Value Opportunities, Turner Small Cap Equity, Turner Technology, Turner Concentrated Growth, Turner New Enterprise Fund, Turner Financial Services, Turner Healthcare & Biotechnology and Turner Tax Managed U.S. Equity Funds distribute their income annually as a dividend to shareholders. The Turner Large Cap Value, Turner Core Value, Turner Small Cap Value and Turner Strategic Value and High Income Funds distribute their income, if any, quarterly as a dividend to shareholders. The Turner Core Fixed Income, Turner Total Return Fixed Income, Turner High Yield, Turner Ultra Short Duration Fixed Income and Turner Short Duration Fixed Income Funds declare their investment income daily and distribute it monthly as a dividend to shareholders.

The Funds make distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after we receive your written notice. To cancel your election, simply send written notice to the Fund.

TAXES
PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE, LOCAL AND FOREIGN INCOME TAXES. Summarized below are some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. The Funds' net investment income and short-term capital gains are distributed as dividends and are taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains, regardless of how long you have held your shares in the Fund. Distributions you receive from a Fund may be taxable whether or not you reinvest them or take them in cash.

Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of Fund shares for shares of another Turner Fund is treated the same as a sale. A sale may result in a capital gain or loss to you. The gain or loss generally will be treated as short term if you held the shares for 12 months or less, long term if you held the shares for longer.

The Turner Core Fixed Income, Total Return Fixed Income, Ultra Short Duration Fixed Income and Short Duration Fixed Income Funds each expect to distribute primarily ordinary income distributions.

While the Turner Tax Managed U.S. Equity Fund seeks to minimize taxable distributions, it may not always achieve this goal. Income and capital gains distributions may vary from year to year as a result of the Fund's normal investment activities and cash flows.

Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities in the portfolio of those Funds that invest in foreign securities. In addition, the Funds may be able to pass along a tax credit for foreign income taxes it pays. The Fund will provide you with the information necessary to reflect such foreign taxes paid on your income tax return if it makes this election.

More information about taxes is in the Funds' SAI.





                                                                  1-800-224-6312

56   PROSPECTUS

--------------------------------------------------------------------------------
TURNER FUNDS FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The tables that follow present performance information about Class I and Class II shares of the Funds. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of each Fund's operation. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. The financial highlights for each period ended September 30 have been audited by Ernst & Young LLP, independent auditors, whose report, along with each Fund's financial statements, appears in the annual report that accompanies our SAI. You can obtain the Turner Funds' annual report, which contains more performance information, at no charge by calling 1-800-224-6312.

TURNER DISCIPLINED LARGE CAP GROWTH FUND - CLASS I SHARES
---------------------------------------------------------------------------------------------------------------
FOR THE PERIODS ENDED SEPTEMBER 30:                            2002                 2001               2000(1)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                          $4.70                 $9.81             $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                  --                    --                 --
   Net Gains or Losses on Securities (both realized
     and unrealized)                                          (1.20)                (5.11)             (0.19)
   Total From Investment Operations                           (1.20)                (5.11)             (0.19)
LESS DISTRIBUTIONS
   Dividends from net investment income                          --                    --                 --
   Distributions from capital gains                              --                    --                 --
   Return of Capital                                             --                    --                 --
   Total Distributions                                           --                    --                 --
   Net Asset Value, End of Period                             $3.50                 $4.70              $9.81
TOTAL RETURN+                                                (25.53)%              (52.09)%           (1.90)%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                          $59,971               $53,048             $4,656
   Ratio of Net Expenses to Average Net Assets ++              0.65%                 0.74%             0.75%
   Ratio of Total Expenses to Average Net Assets               0.90%                 1.03%             3.35%
   Ratio of Net Investment Income (Loss) to
     Average Net Assets ++                                     0.00%                (0.14)%           (0.14)%
   Portfolio Turnover Rate +++                               272.99%               376.49%           128.14%

(1) COMMENCED OPERATIONS ON JUNE 14, 2000. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

+   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

++  INCLUSIVE OF DIRECTED BROKERAGE ARRANGEMENTS, WAIVERS AND REIMBURSEMENTS.

+++ EXCLUDES EFFECT OF IN-KIND TRANSFERS AND MERGERS.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                                                   PROSPECTUS 57

--------------------------------------------------------------------------------
                                               TURNER FUNDS FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


TURNER LARGE CAP GROWTH OPPORTUNITIES FUND - CLASS I SHARES(1)
----------------------------------------------------------------------------------------------------------------------------
FOR THE PERIODS ENDED SEPTEMBER 30                                     2002       2001       2000       1999       1998
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $9.01     $26.20      $18.90     $13.22     $12.28
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                        (0.08)     (0.10)(2)   (0.16)     (0.08)     (0.01)
   Realized and unrealized gains (losses) on investments               (2.34)    (11.63)       8.94       5.76       1.98
   Total From Investment Operations                                    (2.42)    (11.73)       8.78       5.68       1.97
LESS DISTRIBUTIONS
   Distributions from net investment income                               --         --          --         --      (0.01)
   Distributions from capital gains                                       --      (5.46)      (1.48)        --      (1.02)
   Total Distributions                                                    --      (5.46)      (1.48)        --      (1.03)
   Net Asset Value, End of Period                                      $6.59      $9.01      $26.20     $18.90     $13.22
TOTAL RETURN+                                                         (26.86)%   (53.71)%     47.49%    42.97%     17.26%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                                    $4,847     $9,776     $41,555     $8,459     $4,328
   Ratio of Net Expenses to Average Net Assets ++                       1.26%(3)   1.25%(3)    0.84%(3)   1.00%      1.00%
   Ratio of Total Expenses to Average Net Assets                        5.98%(3)   3.49%(3)    1.37%(3)   2.41%      7.70%
   Ratio of Net Investment Income (Loss) to Average Net Assets ++      (0.71)%    (0.69)%     (0.71)%    (0.47)%    (0.10)%
   Portfolio Turnover Rate +++                                        391.98%    400.04%     131.19%    370.71%    234.93%

+   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

++  INCLUSIVE OF DIRECTED BROKERAGE ARRANGEMENTS, WAIVERS AND REIMBURSEMENTS.

+++ EXCLUSIVE EFFECT OF IN-KIND TRANSFERS AND MERGERS.

(1) THE INFORMATION SET FORTH IN THIS TABLE FOR THE PERIOD PRIOR TO AUGUST 17, 2002 IS THE FINANCIAL DATA OF THE MERCURY SELECT GROWTH FUND, CLASS I SHARES. FROM THE PERIOD JUNE 19, 2000, TO AUGUST 17, 2002, THE MERCURY SELECT GROWTH FUND OPERATED AS A "FEEDER" FUND THAT SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS ASSETS IN THE "MASTER" PORTFOLIO, A MUTUAL FUND THAT HAS THE SAME INVESTMENT OBJECTIVE AS THE FUND. ALL INVESTMENTS ARE MADE AT THE MASTER LEVEL. THIS STRUCTURE IS SOMETIMES CALLED A "MASTER/FEEDER" STRUCTURE. PRIOR TO JUNE 19, 2000, THE FUND OPERATED AS A STAND-ALONE INVESTMENT COMPANY CALLED THE TURNER LARGE CAP GROWTH EQUITY FUND.

(2) BASED ON AVERAGE SHARES OUTSTANDING.

(3) EXPENSE RATIOS INCLUDE THE MERCURY SELECT GROWTH FUND'S CLASS I SHARES PORTION OF THE MASTER'S ALLOCATED EXPENSES.

AMOUNT DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

58   PROSPECTUS

--------------------------------------------------------------------------------
TURNER FUNDS FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


TURNER MIDCAP GROWTH FUND - CLASS I SHARES
----------------------------------------------------------------------------------------------------------------------------
FOR THE PERIODS ENDED SEPTEMBER 30:                                    2002       2001        2000       1999       1998
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $17.40     $46.52      $25.53     $13.87     $14.22
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                        (0.14)     (0.16)      (0.10)     (0.06)     (0.07)
   Realized and Unrealized gains (losses) on investments               (3.48)    (25.89)      23.79      11.72       0.22
   Total From Investment Operations                                    (3.62)    (26.05)      23.69      11.66       0.15
LESS DISTRIBUTIONS
   Distributions from net investment income                               --         --          --         --         --
   Distributions from capital gains                                       --      (3.07)      (2.70)        --      (0.50)
   Total Distributions                                                    --      (3.07)      (2.70)        --      (0.50)
   Net Asset Value, End of Period                                     $13.78     $17.40      $46.52     $25.53     $13.87
TOTAL RETURN+                                                         (20.80)%   (59.00)%     97.35%     84.07%     1.24%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                                  $561,244   $595,761  $1,203,756   $148,830   $24,582
   Ratio of Net Expenses to Average Net Assets ++                       1.05%      1.04%       1.03%     1.03%      1.23%
   Ratio of Total Expenses to Average Net Assets                        1.16%      1.12%       1.07%     1.08%      1.73%
   Ratio of Net Investment Income (Loss) to Average Net Assets ++      (0.81)%    (0.77)%     (0.68)%    (0.53)%    (0.69)%
   Portfolio Turnover Rate+++                                         259.62%    335.57%     306.97%    290.79%    304.29%

+   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

++  INCLUSIVE OF DIRECTED BROKERAGE ARRANGEMENTS, WAIVERS AND REIMBURSEMENTS.

+++ EXCLUDES EFFECT OF IN-KIND TRANSFERS AND MERGERS.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                                                   PROSPECTUS 59

--------------------------------------------------------------------------------
                                               TURNER FUNDS FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


TURNER MIDCAP GROWTH FUND - CLASS II SHARES
---------------------------------------------------------------------------------------------------------
FOR THE PERIODS ENDED SEPTEMBER 30:                                      2002                  2001(1)
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $17.41                  $17.30
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                          (0.22)(2)                  --
   Realized and Unrealized gains (losses) on investments                 (3.47)                   0.11
   Total From Investment Operations                                      (3.69)                   0.11
LESS DISTRIBUTIONS
   Distributions from net investment income                                 --                      --
   Distributions from capital gains                                         --                      --
   Total Distributions                                                      --                      --
   Net Asset Value, End of Period                                       $13.72                  $17.41
TOTAL RETURN+                                                           (21.19)%                  0.64%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                                        $102                      $7
   Ratio of Net Expenses to Average Net Assets ++                         1.55%                   1.54%
   Ratio of Total Expenses to Average Net Assets                          1.66%                   1.95%
   Ratio of Net Investment Income (Loss) to Average Net Assets ++        (1.25)%                 (1.04)%
   Portfolio Turnover Rate+++                                           259.62%                 335.57%

+   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

++  INCLUSIVE OF DIRECTED BROKERAGE ARRANGEMENTS, WAIVERS AND REIMBURSEMENTS.

+++ EXCLUDES EFFECT OF IN-KIND TRANSFERS AND MERGERS.

(1) COMMENCED OPERATIONS ON SEPTEMBER 24, 2001. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

(2) BASED ON AVERAGE SHARES OUTSTANDING.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

60   PROSPECTUS

--------------------------------------------------------------------------------
TURNER FUNDS FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


TURNER SMALL CAP GROWTH FUND - CLASS I SHARES
-----------------------------------------------------------------------------------------------------------------------------
FOR THE PERIODS ENDED SEPTEMBER 30:                                     2002       2001       2000       1999       1998
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $15.65     $44.79      $34.20     $21.49     $26.35
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                        (0.20)     (0.04)      (0.12)     (0.26)     (0.23)
   Realized and unrealized gains (losses) on investments               (2.83)    (18.63)      17.89      12.97      (4.19)
   Total From Investment Operations                                    (3.03)    (18.67)      17.77      12.71      (4.42)
LESS DISTRIBUTIONS
   Distributions from net investment income                               --         --          --         --         --
   Distributions from capital gains                                       --     (10.47)      (7.18)        --      (0.25)
   Return of Capital                                                      --         --          --         --      (0.19)
   Total Distributions                                                    --     (10.47)      (7.18)        --      (0.44)
   Net Asset Value, End of Period                                     $12.62     $15.65      $44.79     $34.20     $21.49
TOTAL RETURN+                                                         (19.36)%   (49.81)%     56.07%    59.14%     (16.90)%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                                  $144,181   $241,876    $528,928   $254,077   $147,534
   Ratio of Net Expenses to Average Net Assets ++                       1.25%      1.25%       1.25%      1.25%      1.25%
   Ratio of Total Expenses to Average Net Assets                        1.40%      1.40%       1.27%      1.31%      1.41%
   Ratio of Net Investment Income (Loss) to Average Net Assets ++      (0.99)%    (0.96)%     (0.93)%    (0.98)%    (0.96)%
   Portfolio Turnover Rate+++                                         188.34%    176.11%     203.01%    223.61%    167.73%

+   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

++  INCLUSIVE OF DIRECTED BROKERAGE ARRANGEMENTS, WAIVERS AND REIMBURSEMENTS.

+++ EXCLUDES EFFECT OF IN-KIND TRANSFERS AND MERGERS

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                                                   PROSPECTUS 61

--------------------------------------------------------------------------------
                                               TURNER FUNDS FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


TURNER MICRO CAP GROWTH FUND - CLASS I SHARES
------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIODS ENDED SEPTEMBER 30:                                     2002       2001       2000      1999(1)    1998(2)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $32.08     $45.92      $21.09      $9.88     $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                        (0.33)     (0.12)      (0.18)     (0.05)     (0.04)
   Realized and unrealized gains (losses) on investments                0.29(3)   (9.02)      26.52      11.26      (0.08)
   Total From Investment Operations                                    (0.04)     (9.14)      26.34      11.21      (0.12)
LESS DISTRIBUTIONS
   Distributions from net investment income                               --         --          --         --         --
   Distributions from capital gains                                       --      (4.70)      (1.51)        --         --
   Total Distributions                                                    --      (4.70)      (1.51)        --         --
   Net Asset Value, End of Period                                     $32.04     $32.08      $45.92     $21.09      $9.88
TOTAL RETURN+                                                          (0.12)%   (20.23)%    129.02%    113.46%     (1.20)%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                                  $178,130   $160,010    $187,107    $12,963     $2,843
   Ratio of Net Expenses to Average Net Assets ++                       1.31%      1.25%       1.25%      0.90%      1.25%
   Ratio of Total Expenses to Average Net Assets                        1.42%      1.40%       1.35%      2.86%      8.18%
   Ratio of Net Investment Income (Loss) to Average Net Assets ++      (0.88)%    (0.50)%     (0.79)%    (0.47)%    (0.64)%
   Portfolio Turnover Rate +++                                         88.89%    121.96%     179.08%    239.32%    128.53%

+   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

++  INCLUSIVE OF DIRECTED BROKERAGE ARRANGEMENTS, WAIVERS AND REIMBURSEMENTS.

+++ EXCLUDES EFFECT OF IN-KIND TRANSFERS AND MERGERS.

(1) ON JANUARY 25, 1999 SHAREHOLDERS OF THE ALPHA SELECT TURNER MICRO CAP GROWTH FUND (THE "FUND") APPROVED A TAX-FREE REORGANIZATION UNDER WHICH ALL ASSETS AND LIABILITIES OF THE FUND WERE TRANSFERRED TO THE TURNER MICRO CAP GROWTH FUND.

(2) COMMENCED OPERATIONS ON FEBRUARY 27, 1998. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

(3) THE AMOUNT SHOWN FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE AGGREGATE NET LOSSES ON INVESTMENTS FOR THE PERIOD BECAUSE OF THE SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE FUND.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

62   PROSPECTUS

--------------------------------------------------------------------------------
TURNER FUNDS FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


TURNER LARGE CAP VALUE FUND - CLASS I SHARES
--------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIODS ENDED SEPTEMBER 30:                                     2002      2001(1)     2000       1999      1998(2)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $9.89     $12.44      $11.43      $9.21     $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                         0.10       0.11        0.08       0.13       0.15
   Realized and unrealized gains (losses) on investments               (2.03)     (1.93)       2.06       2.27      (0.79)
   Total From Investment Operations                                    (1.93)     (1.82)       2.14       2.40      (0.64)
LESS DISTRIBUTIONS
   Distributions from net investment income                            (0.10)     (0.11)      (0.09)     (0.13)     (0.15)
   Distributions from capital gains                                       --      (0.62)      (1.04)     (0.05)        --
   Total Distributions                                                 (0.10)     (0.73)      (1.13)     (0.18)     (0.15)
   Net Asset Value, End of Period                                      $7.86      $9.89      $12.44     $11.43      $9.21
TOTAL RETURN+                                                         (19.66)%   (15.47)%     19.84%     26.17%     (6.52)%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                                    $4,255     $5,152      $5,163     $2,725     $1,776
   Ratio of Net Expenses to Average Net Assets ++                       0.95%      0.95%       0.95%      0.95%      0.95%
   Ratio of Total Expenses to Average Net Assets                        1.54%      3.56%       3.98%      4.13%     11.40%
   Ratio of Net Investment Income (Loss) to Average  Net Assets ++      1.06%      1.00%       0.75%      1.20%      1.82%
   Portfolio Turnover Rate +++                                         70.30%    121.20%     153.58%     92.26%     62.71%

+   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

++  INCLUSIVE OF WAIVERS AND REIMBURSEMENTS.

+++ EXCLUDES EFFECT OF IN-KIND TRANSFERS AND MERGERS.

(1) ON APRIL 30, 2001, SHAREHOLDERS OF THE CLOVER MAX CAP VALUE FUND APPROVED A CHANGE IN THE ADVISER FROM CLOVER CAPITAL MANAGEMENT, INC. TO TURNER INVESTMENT PARTNERS, INC., WITH CLOVER CAPITAL BECOMING THE FUND'S SUB-ADVISER. IN CONNECTION WITH THE CHANGE IN ADVISER THE FUND CHANGED ITS NAME TO THE TURNER LARGE CAP VALUE FUND EFFECTIVE MAY 1, 2001.

(2) COMMENCED OPERATIONS ON OCTOBER 31, 1997. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                                                   PROSPECTUS 63

--------------------------------------------------------------------------------
                                               TURNER FUNDS FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


TURNER CORE VALUE FUND - CLASS I SHARES
------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIODS ENDED SEPTEMBER 30:                                    2002      2001(1)     2000       1999       1998
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $14.85     $14.23      $15.92     $15.85     $18.99
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                         0.08       0.05        0.05       0.21       0.15
   Realized and unrealized gains (losses) on investments               (0.61)      0.59        1.79       0.74      (1.12)
   Total From Investment Operations                                    (0.53)      0.64        1.84       0.95      (0.97)
LESS DISTRIBUTIONS
   Distributions from net investment income                            (0.08)     (0.02)      (0.07)     (0.21)     (0.15)
   Distributions from capital gains                                    (2.53)        --       (3.46)     (0.67)     (2.02)
   Total Distributions                                                 (2.61)     (0.02)      (3.53)     (0.88)     (2.17)
   Net Asset Value, End of Period                                     $11.71     $14.85      $14.23     $15.92     $15.85
TOTAL RETURN+                                                          (6.37)%     4.50%      13.67%      6.13%     (6.00)%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                                   $43,571    $41,715     $45,657    $59,602    $90,806
   Ratio of Net Expenses to Average Net Assets ++                       1.10%      1.10%       1.10%      0.95%      1.10%
   Ratio of Expenses to Average Net Assets
       (excluding waivers and reimbursements)                           1.13%      1.16%       1.11%      0.95%      1.12%
   Ratio of Net Investment Income (Loss)
       to Average Net Assets ++                                         0.56%      0.30%       0.34%      1.21%      0.82%
   Portfolio Turnover Rate                                            103.36%    128.18%      90.15%     98.85%     42.10%

+   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

++  INCLUSIVE OF WAIVERS AND REIMBURSEMENTS.

(1) ON APRIL 30, 2001, SHAREHOLDERS OF THE CLOVER EQUITY VALUE FUND APPROVED A CHANGE IN THE ADVISER FROM CLOVER CAPITAL MANAGEMENT, INC. TO TURNER INVESTMENT PARTNERS, INC., WITH CLOVER CAPITAL BECOMING THE FUND'S SUB-ADVISER. IN CONNECTION WITH THE CHANGE IN ADVISER THE FUND CHANGED ITS NAME TO THE TURNER MIDCAP VALUE FUND EFFECTIVE MAY 1, 2001.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

64   PROSPECTUS

--------------------------------------------------------------------------------
TURNER FUNDS FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


TURNER SMALL CAP VALUE FUND - CLASS I SHARES
------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIODS ENDED SEPTEMBER 30                                     2002      2001(1)     2000       1999       1998
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $16.69     $16.36      $13.71     $11.49     $15.94
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                         0.06       0.10       (0.02)     (0.01)     (0.06)
   Realized and unrealized gains (losses) on investments               (1.50)      1.67        3.91       2.48      (3.22)
   Total From Investment Operations                                    (1.44)      1.77        3.89       2.47      (3.28)
LESS DISTRIBUTIONS
   Distributions from net investment income                            (0.05)     (0.05)         --         --         --
   Distributions from capital gains                                       --      (1.39)      (1.24)     (0.25)     (1.17)
   Total Distributions                                                 (0.05)     (1.44)      (1.24)     (0.25)     (1.17)
   Net Asset Value, End of Period                                     $15.20     $16.69      $16.36     $13.71     $11.49
TOTAL RETURN+                                                          (8.69)%    12.15%      29.59%     21.82%    (21.25)%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                                  $464,576   $178,164     $36,254    $16,494    $15,662
   Ratio of Net Expenses to Average Net Assets ++                       1.26%      1.28%       1.40%      1.40%      1.40%
   Ratio of Total Expenses to Average Net Assets                        1.26%      1.28%       1.47%      1.72%      1.84%
   Ratio of Net Income (Loss) to Average Net Assets ++                  0.31%      0.37%      (0.11)%    (0.10)%    (0.50)%
   Portfolio Turnover Rate +++                                         37.60%    120.40%      85.80%     79.93%     70.02%

+   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

++  INCLUSIVE OF WAIVERS AND REIMBURSEMENTS.

+++ EXCLUDES EFFECT OF IN-KIND TRANSFERS AND MERGERS.

(1) ON APRIL 30, 2001, SHAREHOLDERS OF THE CLOVER SMALL CAP VALUE FUND APPROVED A CHANGE IN THE ADVISER FROM CLOVER CAPITAL MANAGEMENT, INC. TO TURNER INVESTMENT PARTNERS, INC., WITH CLOVER CAPITAL BECOMING THE FUND'S SUB-ADVISER. IN CONNECTION WITH THE CHANGE IN ADVISER THE FUND CHANGED ITS NAME TO THE TURNER SMALL CAP VALUE FUND EFFECTIVE MAY 1, 2001.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                                                   PROSPECTUS 65

--------------------------------------------------------------------------------
                                               TURNER FUNDS FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


TURNER SMALL CAP VALUE OPPORTUNITIES FUND - CLASS II SHARES
--------------------------------------------------------------------------------
FOR THE PERIODS ENDED SEPTEMBER 30:                                    2002(1)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                            --
   Realized and Unrealized gains (losses) on investments                (0.73)
   Total From Investment Operations                                     (0.73)
LESS DISTRIBUTIONS
   Distributions from net investment income                                --
   Distributions from capital gains                                        --
   Total Distributions                                                     --
   Net Asset Value, End of Period                                       $9.27
TOTAL RETURN+                                                           (7.30)%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                                       $913
   Ratio of Net Expenses to Average Net Assets ++                        1.45%
   Ratio of Total Expenses to Average Net Assets                         6.18%
   Ratio of Net Investment Income (Loss) to Average Net Assets ++        0.08%
   Portfolio Turnover Rate                                             141.81%

+   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

++  INCLUSIVE OF DIRECTED BROKERAGE ARRANGEMENTS, WAIVERS AND REIMBURSEMENTS.

(1) COMMENCED OPERATIONS ON MARCH 4, 2002. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

66 PROSPECTUS

--------------------------------------------------------------------------------
TURNER FUNDS FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


TURNER SMALL CAP EQUITY FUND - CLASS II SHARES
--------------------------------------------------------------------------------
FOR THE PERIODS ENDED SEPTEMBER 30:                                     2002(1)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                           --
   Realized and Unrealized gains (losses) on investments               (0.70)
   Total From Investment Operations                                    (0.70)
LESS DISTRIBUTIONS
   Distributions from net investment income                               --
   Distributions from capital gains                                       --
   Total Distributions                                                    --
   Net Asset Value, End of Period                                      $9.30
TOTAL RETURN+                                                          (7.00)%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                                    $7,260
   Ratio of Net Expenses to Average Net Assets ++                       1.35%
   Ratio of Total Expenses to Average Net Assets                        3.02%
   Ratio of Net Investment Income (Loss) to Average Net Assets ++      (0.07)%
   Portfolio Turnover Rate                                             86.94%


+   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

++  INCLUSIVE OF DIRECTED BROKERAGE ARRANGEMENTS, WAIVERS AND REIMBURSEMENTS.

(1) COMMENCED OPERATIONS ON MARCH 4, 2002. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                                                   PROSPECTUS 67

--------------------------------------------------------------------------------
                                               TURNER FUNDS FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


TURNER TECHNOLOGY FUND - CLASS I SHARES
--------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIODS ENDED SEPTEMBER 30:                               2002               2001             2000            1999(1)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                              $4.88             $32.69          $14.06           $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                   (0.06)             (0.15)          (0.16)           (0.02)
   Realized and unrealized gains (losses) on investments          (1.79)            (23.42)          20.33             4.08
   Total From Investment Operations                               (1.85)            (23.57)          20.17             4.06
LESS DISTRIBUTIONS
   Distributions from net investment income                          --                 --              --               --
   Distributions from capital gains                                  --              (4.24)          (1.54)              --
   Total Distributions                                               --              (4.24)          (1.54)              --
   Net Asset Value, End of Period                                 $3.03              $4.88          $32.69           $14.06
TOTAL RETURN+                                                    (37.91)%           (81.12)%        149.35%           40.60%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                              $11,662            $25,147        $169,353           $8,296
   Ratio of Net Expenses to Average Net Assets ++                  0.88%              1.21%           1.35%            1.35%
   Ratio of Total Expenses to Average Net Assets                   1.43%              1.58%           1.67%            3.89%
   Ratio of Net Income (Loss) to Average Net Assets ++            (0.84)%            (1.10)%         (1.10)%          (0.87)%
   Portfolio Turnover Rate +++                                   734.40%            727.24%       1,340.92%          317.32%

+   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

++ INCLUSIVE OF DIRECTED BROKERAGE ARRANGEMENTS, WAIVERS AND REIMBURSEMENTS. EXCLUDES EFFECTS OF IN-KIND TRANSFERS AND MERGERS.

+++ EXCLUDES EFFECT OF IN-KIND TRANSFERS AND MERGERS.

(1) COMMENCED OPERATIONS ON JUNE 30, 1999. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

68   PROSPECTUS

--------------------------------------------------------------------------------
TURNER FUNDS FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


TURNER CONCENTRATED GROWTH FUND - CLASS I SHARES
---------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIODS ENDED SEPTEMBER 30:                               2002               2001             2000            1999(1)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                              $5.76             $24.74          $13.99           $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                      --              (0.09)          (0.11)           (0.02)
   Realized and unrealized gains (losses) on investments          (1.73)            (14.96)          13.06             4.01
   Total From Investment Operations                               (1.73)            (15.05)          12.95             3.99
LESS DISTRIBUTIONS
   Distributions from net investment income                          --                 --              --               --
   Distributions from capital gains                                  --              (3.93)          (2.20)              --
   Total Distributions                                               --              (3.93)          (2.20)              --
   Net Asset Value, End of Period                                 $4.03              $5.76          $24.74           $13.99
TOTAL RETURN+                                                    (30.03)%           (70.40)%         98.58%           39.90%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                              $29,182            $56,803        $246,621          $16,112
   Ratio of Net Expenses to Average Net Assets ++                  0.30%              1.05%           1.26%            1.35%
   Ratio of Total Expenses to Average Net Assets                   1.17%              1.32%           1.62%            2.55%
   Ratio of Net Income (Loss) to Average Net Assets ++            (0.03)%            (0.76)%         (0.90)%          (0.87)%
   Portfolio Turnover Rate+++                                  1,182.61%          1,117.77%       1,590.94%          369.11%

+   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

++  INCLUSIVE OF DIRECTED BROKERAGE ARRANGEMENTS, WAIVERS AND REIMBURSEMENTS.

+++ EXCLUDES EFFECT OF IN-KIND TRANSFERS AND MERGERS.

(1) COMMENCED OPERATIONS ON JUNE 30, 1999. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                                                   PROSPECTUS 69

--------------------------------------------------------------------------------
                                               TURNER FUNDS FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


TURNER NEW ENTERPRISE FUND - CLASS I SHARES
---------------------------------------------------------------------------------------------------------------------
FOR THE PERIODS ENDED SEPTEMBER 30:                             2002                2001(1)             2000(2)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                            $3.29                $12.52             $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                 (0.04)                (0.03)             (0.01)
   Realized and unrealized gains (losses) on investments        (0.98)                (9.20)              2.53
   Total From Investment Operations                             (1.02)                (9.23)              2.52
LESS DISTRIBUTIONS
   Distributions from net investment income                        --                    --                 --
   Distributions from capital gains                                --                    --                 --
   Total Distributions                                             --                    --                 --
   Net Asset Value, End of Period                               $2.27                 $3.29             $12.52
TOTAL RETURN+                                                  (31.00)%              (73.72)%            25.20%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                             $3,198                $6,144            $13,750
   Ratio of Net Expenses to Average Net Assets ++                0.98%                 1.28%              1.35%
   Ratio of Total Expenses to Average Net Assets                 2.04%                 3.13%              2.87%
   Ratio of Net Income (Loss) to Average Net Assets ++          (0.92)%               (1.04)%            (0.83)%
   Portfolio Turnover Rate+++                                  754.09%               758.98%             83.02%

+   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

++  INCLUSIVE OF DIRECTED BROKERAGE ARRANGEMENTS, WAIVERS AND REIMBURSEMENTS.

+++ EXCLUDES EFFECT OF IN-KIND TRANSFERS AND MERGERS.

(1) ON MAY 18, 2001, THE BOARD OF TRUSTEES OF TURNER FUNDS (FORMERLY TIP FUNDS) APPROVED RESOLUTIONS TO CHANGE THE NAME OF THE B2B E-COMMERCE FUND TO THE NEW ENTERPRISE FUND AND TO CHANGE A NON-FUNDAMENTAL INVESTMENT POLICY OF THE FUND TO BE CONSISTENT WITH THE NEW ENTERPRISE FUND'S INVESTMENT OBJECTIVES.

(2) COMMENCED OPERATIONS ON JUNE 30, 2000. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

70   PROSPECTUS

--------------------------------------------------------------------------------
TURNER FUNDS FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


TURNER FINANCIAL SERVICES FUND - CLASS I SHARES(1)
--------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIODS ENDED SEPTEMBER 30,
APRIL 30 AND OCTOBER 31:                                 2002         2001(2)     2001          2000       1999        1998
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $16.67       $19.76      $17.19       $18.01      $19.61      $12.60
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          (0.02)       (0.13)      (0.14)       (0.17)      (0.10)      (0.06)
   Realized and unrealized gains (losses) on investments (1.12)       (2.96)       3.30        (0.65)      (0.31)       7.93
   Total From Investment Operations                      (1.14)       (3.09)       3.16        (0.82)      (0.41)       7.87
LESS DISTRIBUTIONS
   Distributions from net investment income                 --           --          --           --          --          --
   Distributions from capital gains                      (5.42)          --       (0.59)          --       (1.19)      (0.86)
   Total Distributions                                   (5.42)          --       (0.59)          --       (1.19)      (0.86)
   Net Asset Value, End of Period                       $10.11       $16.67      $19.76       $17.19      $18.01      $19.61
TOTAL RETURN+                                           (12.48)      (15.64)%     18.20%       (4.55)%     (0.15)%     63.47%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                     $12,149      $15,554     $23,341      $25,892     $30,797     $33,106
   Ratio of Net Expenses to Average Net Assets ++         1.40%        2.29%       2.11%        2.14%       2.06%       2.27%
   Ratio of Total Expenses to Average Net Assets          2.16%        2.33%       2.11%        2.14%       2.06%       2.10%
   Ratio of Net Income (Loss) to Average Net Assets ++   (0.40)%      (1.19)%     (0.59)%      (0.91)%     (0.62)%     (0.61)%
   Portfolio Turnover Rate+++                           170.97%       51.65%     109.74%      180.47%     205.86%     107.12%

+   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

++  INCLUSIVE OF DIRECTED BROKERAGE ARRANGEMENTS, WAIVERS AND REIMBURSEMENTS.

+++ EXCLUDES EFFECT OF IN-KIND TRANSFERS AND MERGERS.

(1) ON NOVEMBER 12, 2001, THE TITAN FINANCIAL SERVICES FUND (THE "TITAN FUND") EXCHANGED ALL OF ITS ASSETS AND LIABILITIES FOR SHARES OF THE TURNER FUTURE FINANCIAL SERVICES FUND. THE TITAN FUND IS THE ACCOUNTING SURVIVOR IN THIS TRANSACTION, AND AS A RESULT, THE ACCOUNTING HISTORY AND OPERATING RESULTS FOR THE PERIODS PRIOR TO NOVEMBER 12, 2001 AND HAVE BEEN CARRIED FORWARD IN THESE FINANCIAL HIGHLIGHTS.

(2) FOR THE SIX MONTH PERIOD ENDED OCTOBER 31, 2001. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED. THE TITAN FUND CHANGED ITS FISCAL YEAR END FROM APRIL 30 TO OCTOBER 31.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                                                   PROSPECTUS 71

--------------------------------------------------------------------------------
                                               TURNER FUNDS FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


TURNER HEALTHCARE & BIOTECHNOLOGY FUND - CLASS II SHARES
-----------------------------------------------------------------------------------------------------------
FOR THE PERIODS ENDED SEPTEMBER 30:                                         2002               2001(1)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                       $11.15            $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                             (0.10)            (0.03)
   Realized and unrealized gains (losses) on investments                    (1.20)             1.18
   Total From Investment Operations                                         (1.30)             1.15
LESS DISTRIBUTIONS
   Distributions from net investment income                                    --                --
   Distributions from capital gains                                         (0.02)               --
   Total Distributions                                                      (0.02)               --
   Net Asset Value, End of Period                                           $9.83            $11.15
TOTAL RETURN+                                                              (11.66)%           11.50%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                                         $9,288            $1,192
   Ratio of Net Expenses to Average Net Assets ++                            1.87%             1.50%
   Ratio of Total Expenses to Average Net Assets                            2.33%             13.70%
   Ratio of Net Investment Income (Loss) to Average Net Assets ++           (1.44)%           (0.79)%
   Portfolio Turnover Rate +++                                             202.30%            95.24%

+   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

++  INCLUSIVE OF DIRECTED BROKERAGE ARRANGEMENTS, WAIVERS AND REIMBURSEMENTS.

+++ EXCLUDES EFFECT OF IN-KIND TRANSFERS AND MERGERS

(1) COMMENCED OPERATIONS FEBRUARY 28, 2001. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

72   PROSPECTUS

--------------------------------------------------------------------------------
TURNER FUNDS FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


TURNER TAX MANAGED U.S. EQUITY FUND - CLASS II SHARES
--------------------------------------------------------------------------------------------------------------
FOR THE PERIODS ENDED SEPTEMBER 30:                                      2002                 2001(1)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                     $8.18               $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                          (0.03)                  --
   Realized and unrealized gains (losses) on investments                 (1.86)               (1.82)
   Total From Investment Operations                                      (1.89)               (1.82)
LESS DISTRIBUTIONS
   Distributions from net investment income                                 --                   --
   Distributions from capital gains                                         --                   --
   Total Distributions                                                      --                   --
   Net Asset Value, End of Period                                        $6.29                $8.18
TOTAL RETURN+                                                           (23.11)%             (18.20)%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                                      $4,747               $6,949
   Ratio of Net Expenses to Average Net Assets ++                         1.25%                1.25%
   Ratio of Total Expenses to Average Net Assets                          1.91%                5.35%
   Ratio of Net Investment Income (Loss) to Average Net Assets ++        (0.33)%              (0.20)%
   Portfolio Turnover Rate +++                                          313.38%               91.38%

+   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

++  INCLUSIVE OF DIRECTED BROKERAGE ARRANGEMENTS, WAIVERS AND REIMBURSEMENTS.

+++ EXCLUDES EFFECT OF IN-KIND TRANSFERS AND MERGERS.

(1) COMMENCED OPERATIONS FEBRUARY 28, 2001. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                                                   PROSPECTUS 73

--------------------------------------------------------------------------------
                                               TURNER FUNDS FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


TURNER CORE FIXED INCOME FUND - CLASS I SHARES
------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIODS ENDED SEPTEMBER 30:                                    2002      2001(1)      2000       1999       1998
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $10.20      $9.62       $9.50     $10.41      $9.92
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                0.52       0.54        0.54       0.53       0.57
   Realized and unrealized gains (losses) on investments                0.35       0.58        0.12      (0.71)      0.51
   Total From Investment Operations                                     0.87       1.12        0.66      (0.18)      1.08
LESS DISTRIBUTIONS
   Distributions on net investment income                              (0.52)     (0.54)      (0.54)     (0.53)     (0.57)
   Distributions from capital gains                                       --         --          --      (0.20)     (0.02)
   Total Distributions                                                 (0.52)     (0.54)      (0.54)     (0.73)     (0.59)
   Net Asset Value, End of Period                                     $10.55     $10.20       $9.62      $9.50     $10.41
TOTAL RETURN+                                                           8.85%     11.99%       7.21%     (1.78)%    11.32%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                                   $42,924    $34,074     $31,486    $32,729    $33,375
   Ratio of Net Expenses to Average Net Assets ++                       0.75%      0.75%       0.75%      0.75%      0.75%
   Ratio of Total Expenses to Average Net Assets                        0.87%      1.01%       1.02%      0.97%      0.99%
   Ratio of Net Investment Income to Average Net Assets ++              5.12%      5.50%       5.72%      5.40%      5.67%
   Portfolio Turnover Rate                                             49.30%     34.05%      42.40%     28.47%     27.07%

+   RETURNS ARE FOR THE PERIODS INDICATED AND HAVE NOT BEEN ANNUALIZED.

++  INCLUSIVE OF WAIVERS AND REIMBURSEMENTS.

(1) ON APRIL 30, 2001, SHAREHOLDERS OF THE CLOVER FIXED INCOME FUND APPROVED A CHANGE IN THE ADVISER FROM CLOVER CAPITAL MANAGEMENT, INC. TO TURNER INVESTMENT PARTNERS, INC. WITH CLOVER CAPITAL BECOMING THE FUND'S SUB-ADVISER. IN CONNECTION WITH THE CHANGE IN ADVISER THE FUND CHANGED ITS NAME TO THE TURNER CORE FIXED INCOME FUND, EFFECTIVE MAY 1, 2001.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

74   PROSPECTUS

--------------------------------------------------------------------------------
TURNER FUNDS FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


TURNER TOTAL RETURN FIXED INCOME FUND - CLASS I SHARES
---------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIODS ENDED SEPTEMBER 30:                               2002               2001             2000            1999(1)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $10.53              $9.98           $9.91           $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                           0.50               0.61            0.59             0.14
   Realized and unrealized gains (losses) on investments           0.18               0.55            0.07            (0.09)
   Total From Investment Operations                                0.68               1.16            0.66             0.05
LESS DISTRIBUTIONS
   Distributions from net investment income                       (0.50)             (0.61)          (0.59)           (0.14)
   Distributions from capital gains                               (0.52)                --              --               --
   Total Distributions                                            (1.02)             (0.61)          (0.59)           (0.14)
   Net Asset Value, End of Period                                $10.19             $10.53           $9.98            $9.91
TOTAL RETURN+                                                      6.95%             11.87%           6.97%            0.48%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                               $8,393             $5,811         $13,975          $10,009
   Ratio of Net Expenses to Average Net Assets ++                  0.45%              0.45%           0.45%            0.45%
   Ratio of Total Expenses to Average Net Assets                   1.28%              1.58%           1.46%            1.99%
   Ratio of Net Investment Income to Average Net Assets ++         4.90%              5.95%           6.07%            5.67%
   Portfolio Turnover Rate                                       291.12%            203.83%         140.02%           39.70%

+   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

++  INCLUSIVE OF WAIVERS AND REIMBURSEMENTS.

(1) COMMENCED OPERATIONS ON JUNE 30, 1999. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                                                   PROSPECTUS 75

--------------------------------------------------------------------------------
                                               TURNER FUNDS FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


TURNER HIGH YIELD FUND - CLASS I SHARES
-------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED SEPTEMBER 30 AND OCTOBER 31:                      2002(1)     2001       2000      1999(2)    1998(3)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $5.49      $8.10       $8.82     $ 8.91     $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                0.64       0.78        0.79       0.83       0.37
   Realized and unrealized losses on investments                       (1.04)     (2.61)      (0.72)     (0.09)     (1.09)
   Total From Investment Operations                                    (0.40)     (1.83)       0.07       0.74      (0.72)
LESS DISTRIBUTIONS
   Distributions from net investment income                            (0.64)     (0.78)      (0.79)     (0.83)     (0.37)
   Distributions from capital gains                                       --         --          --         --         --
   Total Distributions                                                 (0.64)     (0.78)      (0.79)     (0.83)     (0.37)
   Net Asset Value, End of Period                                      $4.45      $5.49       $8.10      $8.82      $8.91
TOTAL RETURN+                                                          (8.05)%   (23.66)%      0.56%      8.65%     (7.23)%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                                    $9,432    $13,977     $32,560    $41,922    $17,842
   Ratio of Expenses to Average Net Assets ++                           0.68%      0.68%       0.68%      0.68%      0.68%
   Ratio of Total Expenses to Average Net Assets                        1.47%      1.38%       1.04%      1.14%      2.09%
   Ratio of Net Investment Income to Average Net Assets ++             12.78%     11.18%       8.94%      9.11%     10.04%
   Portfolio Turnover Rate                                            171.13%     85.80%      76.00%     96.98%     29.19%

+   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

++  INCLUSIVE OF WAIVERS AND REIMBURSEMENTS.

(1) THE INFORMATION SET FORTH IN THIS TABLE FOR THE PERIODS PRIOR TO MAY 1, 2002, IS THE FINANCIAL DATA OF THE PENN CAPITAL STRATEGIC HIGH YIELD BOND FUND.

(2) ON JANUARY 25, 1999, SHAREHOLDERS OF THE ALPHA SELECT PENN CAPITAL HIGH YIELD BOND FUND (THE "FUND") APPROVED A TAX-FREE REORGANIZATION UNDER WHICH ALL ASSETS AND LIABILITIES OF THE FUND WERE TRANSFERRED TO THE TURNER PENN CAPITAL HIGH YIELD BOND FUND.

(3) COMMENCED OPERATIONS ON FEBRUARY 27, 1998. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

76   PROSPECTUS

--------------------------------------------------------------------------------
TURNER FUNDS FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


TURNER ULTRA SHORT DURATION FIXED INCOME FUND - CLASS I SHARES
----------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIODS ENDED SEPTEMBER 30 AND FEBRUARY 28:         2002        2001        2000        1999(1)     1998(2)     1998(3)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $10.22       $10.05      $10.05       $10.09      $10.08      $10.06
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                    0.26         0.54        0.61         0.54        0.35        0.60
   Realized and unrealized gains (losses) on investments    0.04         0.15        0.01        (0.02)         --        0.02
   Total From Investment Operations                         0.30         0.69        0.62         0.52        0.35        0.62
LESS DISTRIBUTIONS
   Distributions from net investment income                (0.29)       (0.52)      (0.62)       (0.56)      (0.33)      (0.60)
   Distributions from capital gains                           --           --          --           --       (0.01)         --
   Total Distributions                                     (0.29)       (0.52)      (0.62)       (0.56)      (0.34)      (0.60)
   Net Asset Value, End of Period                         $10.23       $10.22      $10.05       $10.05      $10.09      $10.08
TOTAL RETURN+                                               2.95%        7.09%       6.34%        5.34%       3.50%       6.34%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                      $470,021      $93,531     $30,365       $3,207        $991      $1,195
   Ratio of Net Expenses to Average Net Assets ++           0.36%        0.36%       0.36%        0.00%       0.00%       0.00%
   Ratio of Total Expenses to Average Net Assets            0.60%        0.87%       1.25%        6.53%      10.83%       8.83%
   Ratio of Net Investment Income to Average Net Assets ++  2.49%        5.09%       6.15%        5.50%       5.88%       5.97%
   Portfolio Turnover Rate                                 71.47%      118.53%     140.55%      154.33%      96.56%      68.80%

+   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

++  INCLUSIVE OF WAIVERS AND REIMBURSEMENTS.

(1) ON MAY 24, 1999 SHAREHOLDERS OF THE ALPHA SELECT TURNER SHORT DURATION GOVERNMENT FUND-ONE YEAR PORTFOLIO (THE "FUND") APPROVED A TAX-FREE REORGANIZATION UNDER WHICH ALL ASSETS AND LIABILITIES OF THE FUND WERE TRANSFERRED TO THE TURNER SHORT DURATION GOVERNMENT FUND-ONE YEAR PORTFOLIO.

(2) ON NOVEMBER 10, 1997 THE BOARD OF TRUSTEES OF TIP INSTITUTIONAL FUNDS (FORMERLY, THE SOLON FUNDS) APPROVED A CHANGE IN THE TURNER SHORT DURATION GOVERNMENT FUND-- ONE YEAR PORTFOLIO'S YEAR END FROM FEBRUARY 28 TO SEPTEMBER 30, EFFECTIVE MARCH 1, 1998. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

(3) ON JANUARY 22, 1998, SHAREHOLDERS APPROVED A CHANGE IN THE ADVISER FROM SOLON ASSET MANAGEMENT, L.P. TO TURNER INVESTMENT PARTNERS, INC.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                                                   PROSPECTUS 77

--------------------------------------------------------------------------------
                                               TURNER FUNDS FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


TURNER ULTRA SHORT DURATION FIXED INCOME FUND - CLASS II SHARES
-----------------------------------------------------------------------------------------------------------------------------
FOR THE PERIODS ENDED SEPTEMBER 30:                                    2002       2001        2000      1999(1)    1998(2)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $10.26     $10.09      $10.10     $10.11     $10.08
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                0.26       0.50        0.57       0.47       0.30
   Realized and unrealized gains on investments                         0.01       0.17        0.02       0.02       0.03
   Total From Investment Operations                                     0.27       0.67        0.59       0.49       0.33
LESS DISTRIBUTIONS
   Distributions from net investment income                            (0.26)     (0.50)      (0.60)     (0.50)     (0.30)
   Distributions from capital gains                                       --         --          --         --         --
   Total Distributions                                                 (0.26)     (0.50)      (0.60)     (0.50)     (0.30)
   Net Asset Value, End of Period                                     $10.27     $10.26      $10.09     $10.10     $10.11
TOTAL RETURN+                                                           2.69%      6.82%       6.00%      5.00%      3.26%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                                    $8,888     $6,106      $8,934     $3,155         --
   Ratio of Net Expenses to Average Net Assets ++                       0.61%      0.61%       0.61%      0.23%      0.25%
   Ratio of Total Expenses to Average Net Assets                        0.85%      1.10%       1.48%      6.76%     11.08%
   Ratio of Net Investment Income to Average Net Assets ++              2.28%      5.19%       5.72%      5.13%      5.63%
   Portfolio Turnover Rate                                             71.47%    118.53%     140.55%    154.33%     96.56%


+   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

++  INCLUSIVE OF WAIVERS AND REIMBURSEMENTS.

(1) ON MAY 24, 1999 SHAREHOLDERS OF THE ALPHA SELECT TURNER SHORT DURATION GOVERNMENT FUND-ONE YEAR PORTFOLIO (THE "FUND") APPROVED A TAX-FREE REORGANIZATION UNDER WHICH ALL ASSETS AND LIABILITIES OF THE FUND WERE TRANSFERRED TO THE TURNER SHORT DURATION GOVERNMENT FUND-ONE YEAR PORTFOLIO.

(2) COMMENCED OPERATIONS ON FEBRUARY 27, 1998. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

78   PROSPECTUS

--------------------------------------------------------------------------------
TURNER FUNDS FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


TURNER SHORT DURATION FIXED INCOME FUND - CLASS I SHARES
----------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIODS ENDED SEPTEMBER 30 AND FEBRUARY 28:        2002          2001        2000        1999(1)     1998(2)     1998(3)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $10.16        $9.82       $9.84       $10.25      $10.10      $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                    0.35         0.57        0.58         0.55        0.35        0.59
   Realized and unrealized gains on investments             0.12         0.32       (0.01)       (0.27)       0.15        0.10
   Total From Investment Operations                         0.47         0.89        0.57         0.28        0.50        0.69
LESS DISTRIBUTIONS
   Distributions from net investment income                (0.39)       (0.55)      (0.59)       (0.55)      (0.34)      (0.59)
   Distributions from capital gains                           --           --          --        (0.14)      (0.01)         --
   Total Distributions                                     (0.39)       (0.55)      (0.59)       (0.69)      (0.35)      (0.59)
   Net Asset Value, End of Period                         $10.24       $10.16       $9.82        $9.84      $10.25      $10.10
TOTAL RETURN+                                               4.69%        9.35%       6.00%        2.89%       5.09%       7.07%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                      $264,010      $68,405     $42,092      $38,687     $12,015     $15,544
   Ratio of Net Expenses to Average Net Assets ++           0.36%        0.36%       0.36%        0.24%       0.24%       0.24%
   Ratio of Total Expenses to Average Net Assets            0.60%        0.72%       0.74%        1.31%       1.49%       1.21%
   Ratio of Net Investment Income to Average Net Assets ++  3.38%        5.65%       5.94%        6.21%       5.84%       5.85%
   Portfolio Turnover Rate                                177.71%      103.92%     136.01%      257.98%     121.63%     197.03%

+   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

++  INCLUSIVE OF WAIVERS AND REIMBURSEMENTS.

(1) ON JANUARY 25, 1999 SHAREHOLDERS OF THE ALPHA SELECT TURNER SHORT DURATION GOVERNMENT FUND-THREE YEAR PORTFOLIO (THE "FUND") APPROVED A TAX-FREE REORGANIZATION UNDER WHICH ALL ASSETS AND LIABILITIES OF THE FUND WERE TRANSFERRED TO THE TIP TURNER SHORT DURATION GOVERNMENT FUND-THREE YEAR PORTFOLIO.

(2) ON NOVEMBER 10, 1997 THE BOARD OF TRUSTEES OF TIP INSTITUTIONAL FUNDS (FORMERLY, THE SOLON FUNDS) APPROVED A CHANGE IN THE TURNER SHORT DURATION GOVERNMENT FUND--THREE YEAR PORTFOLIO'S FISCAL YEAR END FROM FEBRUARY 28 TO SEPTEMBER 30, EFFECTIVE MARCH 1, 1998. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

(3) ON JANUARY 22, 1998, SHAREHOLDERS OF THE THREE YEAR PORTFOLIO APPROVED A CHANGE IN THE ADVISER FROM SOLON ASSET MANAGEMENT, L.P. TO TURNER INVESTMENT PARTNERS, INC.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                                                   PROSPECTUS 79

--------------------------------------------------------------------------------
                                               TURNER FUNDS FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


TURNER SHORT DURATION FIXED INCOME FUND - CLASS II SHARES
---------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIODS ENDED SEPTEMBER 30:                               2002               2001             2000            1999(1)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $10.12              $9.78           $9.80            $9.95
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                           0.33               0.54            0.58             0.68
   Realized and unrealized gains (losses) on investments           0.12               0.33           (0.02)           (0.13)
   Total From Investment Operations                                0.45               0.87            0.56             0.55
LESS DISTRIBUTIONS
   Distributions from net investment income                       (0.36)             (0.53)          (0.58)           (0.70)
   Distributions from capital gains                                  --                 --              --               --
   Total Distributions                                            (0.36)             (0.53)          (0.58)           (0.70)
   Net Asset Value, End of Period                                $10.21             $10.12           $9.78            $9.80
TOTAL RETURN+                                                      4.53%              9.10%           5.92%            5.64%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                               $8,356             $8,130          $6,479              $87
   Ratio of Net Expenses to Average Net Assets ++                  0.61%              0.61%           0.61%            0.48%
   Ratio of Total Expenses to Average Net Assets                   0.85%              0.96%           0.95%            0.95%
   Ratio of Net Investment Income  to Average Net Assets ++        3.27%              5.40%           5.90%            5.71%
   Portfolio Turnover Rate                                       177.71%            103.92%         136.01%          257.98%

+   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

++  INCLUSIVE OF WAIVERS AND REIMBURSEMENTS.

(1) COMMENCED OPERATIONS ON APRIL 28, 1999. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                  TURNER FUNDS

                               INVESTMENT ADVISERS
                        Turner Investment Partners, Inc.
                         1205 Westlakes Drive, Suite 100
                                Berwyn, PA 19312

                        Turner Investment Management, LLC
                          100 Pearl Street, 12th Floor
                               Hartford, CT 06103


                             INVESTMENT SUB-ADVISER
                         Clover Capital Management, Inc.
                               110 Office Park Way
                               Pittsford, NY 14534


                                   DISTRIBUTOR
                      Turner Investment Distributors, Inc.
                         1205 Westlakes Drive, Suite 100
                                Berwyn, PA 19312


                                  LEGAL COUNSEL
                           Morgan, Lewis & Bockius LLP




More information about the Funds is available without charge through the following:


STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI dated January 31, 2003, includes detailed information about the Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS
These reports contain each Fund's holdings and contain information from the Funds' managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

BY TELEPHONE: Call 1-800-224-6312

BY MAIL:   Write to Turner Funds at:
P.O. Box 219805
Kansas City, MO 64121-9805

BY INTERNET: http://www.turnerinvestments.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about Turner Funds, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Funds' Investment Company Act registration number is 811-07527.







TUR-F-030-13